                                               1933 Act Registration No. 2-74459
                                              1940 Act Registration No. 811-3289

                          SECURITIES AND EXCHANGE COMMISSION

                               WASHINGTON, D. C. 20549

                                       FORM N-3

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             Pre-Effective Amendment No.

                           Post-Effective Amendment No. 24

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                   Amendment No. 22


                              FRANKLIN LIFE MONEY MARKET
                               VARIABLE ANNUITY FUND C

                              (Exact Name of Registrant)

                         The Franklin Life Insurance Company
                             (Name of Insurance Company)

                   #1 Franklin Square, Springfield, Illinois 62713
       (Address of Insurance Company's Principal Executive Offices) (Zip Code)

      Insurance Company's Telephone Number, including Area Code: (800) 528-2011


                                 ROSS D. FRIEND, ESQ.
                           Senior Vice President, Assistant
                            Secretary and General Counsel
                         THE FRANKLIN LIFE INSURANCE COMPANY
                                  #1 Franklin Square
                             Springfield, Illinois 62713
                       (Name and Address of Agent for Service)


                                       Copy to:
                                STEPHEN E. ROTH, ESQ.
                           SUTHERLAND, ASBILL & BRENNAN LLP
                            1275 Pennsylvania Avenue, N.W.
                             Washington, D.C.  20004-2415


Title of Securities Being Registered: individual immediate and deferred variable annuity contracts.
   It is proposed that this filing will become effective (check appropriate box)

               / /  immediately upon filing pursuant to paragraph (b)

               /X/  on April 30, 1998 pursuant to paragraph (b)

               / /  60 days after filing pursuant to paragraph (a) (i)

               / /  on April 30, 1998 pursuant to paragraph (a) (i)

               / /  75 days after filing pursuant to paragraph (a) (ii)

               / /  on April 30, 1998 pursuant to paragraph (a) (ii) of
                      Rule 485.

               If appropriate, check the following box:

               / /  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  FRANKLIN LIFE MONEY MARKET VARIABLE ANNUITY FUND C

                           Post-Effective Amendment No. 24
                    Cross Reference Sheet Required by Rule 495(a)


Registration Item                                 Location in Prospectus ("P") or Statement
                                                      of Additional Information ("SAI")
Part A    INFORMATION REQUIRED IN PROSPECTUS

Item 1. Cover Page . . . . . . . . . . . . . .    Cover Page (P)
Item 2. Definitions. . . . . . . . . . . . . .    Special Terms
Item 3. Synopsis or Highlights . . . . . . . .    Table of Deductions and
                                                  Charges; Summary
Item 4. Condensed Financial Information. . . .    Per Unit Income and Changes in
                                                  Accumulation Unit Value
Item 5. General Description of Registrant and
        Insurance Company. . . . . . . . . . .    Cover Page (P); Summary;
                                                  Introduction; Description of
                                                  the Separate Account;
                                                  Investment Policies and
                                                  Restrictions of the Fund
Item 6. Management . . . . . . . . . . . . . .    Management (P)
Item 7. Deductions and Expenses. . . . . . . .    Summary; Deductions and
                                                  Charges under the Contracts
Item 8. General Description of Variable
        Annuity Contracts. . . . . . . . . . .    Summary; Introduction;
                                                  Deductions and Charges under
                                                  the Contracts-Transfers to and
                                                  from Other Contracts; The
                                                  Contracts; Voting Rights;
                                                  Fundamental Changes
Item 9. Annuity Period . . . . . . . . . . . .    Summary; Introduction; The
                                                  Contracts-Deferred Variable
                                                  Annuity Accumulation
                                                  Period-Annuity Period
Item 10. Death Benefit . . . . . . . . . . . .    The Contracts-Deferred
                                                  Variable Annuity Accumulation
                                                  Period
Item 11. Purchases and Contract Value. . . . .    Summary; Deductions and
                                                  Charges Under The Contracts;
                                                  The Contracts-General-Deferred
                                                  Variable Annuity Accumulation
                                                  Period; Distribution of the
                                                  Contracts
Item 12. Redemptions . . . . . . . . . . . . .    Summary; The
                                                  Contracts-General-Deferred
                                                  Variable Annuity Accumulation
                                                  Period
Item 13. Taxes . . . . . . . . . . . . . . . .    Cover Page (P); Summary;
                                                  Introduction; Deductions and
                                                  Charges Under the
                                                  Contracts-Premium Taxes; The
                                                  Contracts; Federal Income Tax
                                                  Status; Other Variable Annuity
                                                  Contracts; Effect of
                                                  Non-Qualification; Limitations
                                                  on Settlement Options (SAI)
Item 14. Legal Proceedings . . . . . . . . . .    Not Applicable
Item 15. Table of Contents of the Statement of
          Additional Information . . . . . . .    Table of Contents of the
                                                  Statement of Additional
                                                  Information

Part B    INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

Item 16. Cover Page. . . . . . . . . . . . . .    Cover Page (SAI)
Item 17. Table of Contents . . . . . . . . . .    Table of Contents (SAI)
Item 18. General Information and History . . .    General Information
Item 19. Investment Objectives and Policies. .    Investment Policies and
                                                  Restrictions of the Fund (P);
                                                  Investment Objectives
Item 20. Management. . . . . . . . . . . . . .    Management (SAI)
Item 21. Investment Advisory and Other
         Services. . . . . . . . . . . . . . .    Summary (P); Deductions and
                                                  Charges under the Contracts
                                                  (P); Management (P);
                                                  Management (SAI); Investment
                                                  Advisory and Other Services
Item 22. Brokerage Allocation. . . . . . . . .    Portfolio Turnover and
                                                  Brokerage
Item 23. Purchase and Pricing of Securities
         Being Offered . . . . . . . . . . . .    Summary (P); Introduction (P);
                                                  Deductions and Charges under
                                                  the Contracts-Administration
                                                  Deductions (P); Distribution
                                                  of the Contracts (SAI)
Item 24. Underwriters. . . . . . . . . . . . .    Summary (P); Deductions and
                                                  Charges Under the Contracts
                                                  (P); Distribution of the
                                                  Contracts (P); Distribution of
                                                  the Contracts (SAI)
Item 25. Calculation of Performance Date . . .    Yield Information
Item 26. Annuity Payments. . . . . . . . . . .    The Contracts-Annuity
                                                  Period (P)
Item 27. Financial Statements. . . . . . . . .    Per Unit Income and Changes in
                                                  Accumulation UnitValues (P);
                                                  Financial Statements; Experts
                                                  (SAI)

                                EXPLANATORY STATEMENT

  The Prospectus Supplement set forth on the next page will be attached to the Prospectus when it is used to offer contracts to participants in the Texas Optional Retirement Program, as codified in Chapter 830 of Title 8 of the Government Code of the State of Texas, and is authorized by an order of the Commission pursuant to Section 6(c) of the Investment Company Act, dated January 8, 1982 (Investment Company Act Release No. 12150).

                    SUPPLEMENT DATED APRIL 30, 1998 TO PROSPECTUS
                OF FRANKLIN LIFE MONEY MARKET VARIABLE ANNUITY FUND C
                                 DATED APRIL 30, 1998

  The contracts offered by this Prospectus to participants in the Texas Optional Retirement Program, as codified in Chapter 830 of Title 8 of the Government Code of the State of Texas, contain restrictions on redemption in addition to those set forth in the Prospectus under the heading captioned "Deferred Variable Annuity Accumulation Period-5. Redemption.'' In accordance with such Chapter, redemption of contracts required by a participant in the Texas Optional Retirement Program will not be permitted prior to such participant's termination of employment in the Texas public institutions of higher education, retirement, death or attainment of age 70-1/2.

                              FRANKLIN LIFE MONEY MARKET
                               VARIABLE ANNUITY FUND C


PROSPECTUS                    INDIVIDUAL VARIABLE ANNUITY CONTRACTS





                                   #1 Franklin Square
                                   Springfield, Illinois 62713
                                   Telephone (800) 528-2011



  THIS PROSPECTUS DESCRIBES INDIVIDUAL IMMEDIATE AND DEFERRED VARIABLE ANNUITY CONTRACTS FOR USE AS INDIVIDUAL RETIREMENT ANNUITIES OR IN CONNECTION WITH TRUSTS AND RETIREMENT OR DEFERRED COMPENSATION PLANS WHICH MAY OR MAY NOT QUALIFY FOR SPECIAL FEDERAL TAX TREATMENT UNDER THE INTERNAL REVENUE CODE (SEE "FEDERAL INCOME TAX STATUS'' BELOW FOR MORE INFORMATION). THE BASIC PURPOSE OF THE VARIABLE CONTRACTS IS TO PROVIDE ANNUITY PAYMENTS WHICH WILL VARY WITH THE INVESTMENT PERFORMANCE OF FRANKLIN LIFE MONEY MARKET VARIABLE ANNUITY FUND C (THE "FUND''). THE FUND NO LONGER OFFERS NEW CONTRACTS.

  THE PRIMARY INVESTMENT OBJECTIVE OF THE FUND IS LONG-TERM COMPOUNDING OF INCOME THROUGH RETENTION AND REINVESTMENT OF INCOME FROM INVESTMENTS IN A DIVERSIFIED PORTFOLIO OF SHORT-TERM MONEY MARKET SECURITIES YIELDING A HIGH LEVEL OF CURRENT INCOME TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. THERE IS NO ASSURANCE THAT THIS OBJECTIVE WILL BE ATTAINED.


  THIS PROSPECTUS SETS FORTH INFORMATION ABOUT THE FUND THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE KEPT FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE FUND AND THE FRANKLIN IS CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 30, 1998, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS AVAILABLE WITHOUT CHARGE UPON WRITTEN OR ORAL REQUEST. A STATEMENT OF ADDITIONAL INFORMATION MAY BE OBTAINED FROM THE FRANKLIN BY WRITING TO THE ADDRESS (ATTENTION: BOX 1018) OR CALLING THE TELEPHONE NUMBER (EXTENSION 2591) SET FORTH ABOVE OR BY RETURNING THE REQUEST FORM ON THE BACK COVER OF THIS PROSPECTUS. CERTAIN INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION IS SET FORTH ON PAGE 41 OF THIS PROSPECTUS.


             AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED
                           BY THE UNITED STATES GOVERNMENT.



    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
              EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE
             ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                        TO THE CONTRARY IS A CRIMINAL OFFENSE.


                    THE DATE OF THIS PROSPECTUS IS APRIL 30, 1998.

                                  TABLE OF CONTENTS


                                                                            Page
Special Terms. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3
Table of Deductions and Charges. . . . . . . . . . . . . . . . . . . . . .    5
Summary .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7
Per-Unit Income and Changes in Accumulation Unit Value . . . . . . . . . .    9
Introduction . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10
Description of the Separate Account. . . . . . . . . . . . . . . . . . . .   11
Deductions and Charges Under the Contracts . . . . . . . . . . . . . . . .   11
     A.   Administration Deductions. . . . . . . . . . . . . . . . . . . .   11
     B.   Premium Taxes. . . . . . . . . . . . . . . . . . . . . . . . . .   12
     C.   Mortality and Expense Risk Charge. . . . . . . . . . . . . . . .   12
     D.   Investment Management Service Charge . . . . . . . . . . . . . .   12
     E.   Contingent Deferred Sales Charge . . . . . . . . . . . . . . . .   12
     F.   Transfers to Other Contracts . . . . . . . . . . . . . . . . . .   13
     G.   Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . .   14
The Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   14
     A.   General. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   14
     B.   Deferred Variable Annuity Accumulation Period. . . . . . . . . .   16
     C.   Annuity Period . . . . . . . . . . . . . . . . . . . . . . . . .   23
Investment Policies and Restrictions of the Fund . . . . . . . . . . . . .   25
Federal Income Tax Status. . . . . . . . . . . . . . . . . . . . . . . . .   31
     Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   31
     The Franklin. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   31
     The Contracts: Qualified Plans. . . . . . . . . . . . . . . . . . . .   31
     A.   Qualified Pension, Profit-Sharing and Annuity Plans. . . . . . .   32
     B.   H. R. 10 Plans (Self-Employed Individuals) . . . . . . . . . . .   32
     C.   Section 403(b) Annuities . . . . . . . . . . . . . . . . . . . .   32
     D.   Individual Retirement Annuities. . . . . . . . . . . . . . . . .   33
     The Contracts: Non-Qualified Plans. . . . . . . . . . . . . . . . . .   34
     Required Distributions. . . . . . . . . . . . . . . . . . . . . . . .   35
     Aggregation of Contracts. . . . . . . . . . . . . . . . . . . . . . .   35
     Future Legislation. . . . . . . . . . . . . . . . . . . . . . . . . .   36
     Income Tax Withholding. . . . . . . . . . . . . . . . . . . . . . . .   36
Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   37
Voting Rights. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   37
Distribution of the Contracts. . . . . . . . . . . . . . . . . . . . . . .   38
State Regulation . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   38
Reports to Owners. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   38
Fundamental Changes. . . . . . . . . . . . . . . . . . . . . . . . . . . .   39
Year 2000 Transition . . . . . . . . . . . . . . . . . . . . . . . . . . .   39
Legal Proceedings. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   39
Registration Statement . . . . . . . . . . . . . . . . . . . . . . . . . .   40
Other Variable Annuity Contracts; Effect of Non-Qualification. . . . . . .   40
Yield Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   40
Table of Contents of Statement of Additional Information . . . . . . . . .   41
Appendix. . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   42

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON HAS BEEN AUTHORIZED BY THE FRANKLIN LIFE INSURANCE COMPANY, FRANKLIN FINANCIAL SERVICES CORPORATION OR FRANKLIN LIFE MONEY MARKET VARIABLE ANNUITY FUND C TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                    SPECIAL TERMS


The following is a glossary of certain terms used in this Prospectus:

ACCUMULATION UNIT-A measure used to determine the value of a Contract Owner's interest in the Fund prior to the initial Annuity Payment Date.

ANNUITY PAYMENT DATE-The date the first monthly Annuity Payment is to be made to the Variable Annuitant, and the same day of each month thereafter so long as the annuity is due. Depending on the Settlement Option elected, Annuity Payment Dates may occur on a periodic basis other than monthly.

ANNUITY PAYMENTS-Periodic payments made to a Variable Annuitant pursuant to a Contract. In certain circumstances, Annuity Payments may be paid to a Beneficiary after the death of a Variable Annuitant.

ANNUITY UNIT-A measure used to determine the value of Annuity Payments after the first.

BANK DRAFT-A draft preauthorized by the Contract Owner and a bank of his or her selection in the amount of a periodic Stipulated Payment, which, at the time each periodic Stipulated Payment is due, is submitted by The Franklin directly to such bank for payment.

BENEFICIARY-The person or persons designated by the Contract Owner to whom any payment due on death is payable.

CASH VALUE-The value of all Accumulation Units or Annuity Units attributable to a Contract.

CODE-The Internal Revenue Code of 1986, as amended.

CONTRACT-An individual variable annuity contract issued by Franklin Life Money Market Variable Annuity Fund C that is offered by this Prospectus.

CONTRACT ANNIVERSARY-An anniversary of the Effective Date of the Contract.

CONTRACT OWNER-Except in cases where the Contract is issued to a trustee of a qualified employees' trust or pursuant to a qualified annuity plan, the Contract Owner is the individual Variable Annuitant to whom the Contract is issued. In cases where the Contract is issued to a trustee of a qualified employees' trust or pursuant to a qualified annuity plan, the Contract Owner will be respectively the trustee or the employer establishing such trust or plan, and the employee named as the Variable Annuitant of such Contract is referred to herein as the employee. When the term "Contract Owner" is used in the context of voting rights, it includes the owners of all contracts which depend in whole or in part on the investment performance of the Fund.

CONTRACT YEAR-Each year starting with the Effective Date and each Contract Anniversary thereafter.

DEFERRED VARIABLE ANNUITY-An annuity contract which provides for Annuity Payments to commence at some future date. Included are periodic payment deferred contracts and single payment deferred contracts.

EFFECTIVE DATE-The date shown on the Schedule Page of the Contract as the date the first Contract Year begins.

FIXED-DOLLAR ANNUITY-An annuity contract which provides for Annuity Payments which remain fixed as to dollar amount throughout the Annuity Payment period.

HOME OFFICE-The Home Office of The Franklin located at #1 Franklin Square, Springfield, Illinois 62713.

IMMEDIATE VARIABLE ANNUITY-An annuity contract which provides for Annuity Payments to commence immediately rather than at some future date.

INDIVIDUAL RETIREMENT ANNUITY-An annuity contract described in Section 408(b) of the Code. Individual Retirement Annuities may also qualify as Simplified Employee Pensions.

NON-QUALIFIED CONTRACTS-Contracts issued under Non-Qualified Plans.

NON-QUALIFIED PLANS-Retirement or deferred compensation plans or arrangements which do not receive favorable tax treatment under the Code.

PERIODIC STIPULATED PAYMENT CONTRACT-An annuity contract which provides that payments made to purchase the contract will be made in periodic instalments rather than in a single sum.

QUALIFIED CONTRACTS-Contracts issued under Qualified Plans.

QUALIFIED PLANS-Retirement plans which receive favorable tax treatment under the Code and which are described on page 10, below.

ROLLOVER CONTRIBUTION-A transfer pursuant to Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code.

SETTLEMENT OPTION OR OPTIONS-Alternative terms under which payment of the amounts due in settlement of the Contracts may be received.

SIMPLIFIED EMPLOYEE PENSION-An Individual Retirement Annuity which meets the additional requirements of Section 408(k) of the Code.

SINGLE STIPULATED PAYMENT CONTRACT-An annuity contract which provides that the total payment to purchase the contract will be made in a single sum rather than in periodic instalments. Included are single payment immediate contracts and single payment deferred contracts.

STIPULATED PAYMENTS-The payment or payments provided to be made to The Franklin under a Contract.

THE FRANKLIN-The Franklin Life Insurance Company, an Illinois legal reserve stock life insurance company.

VALUATION DATE-Each date as of which the Accumulation Unit value is determined. This value is determined on each day (other than a day during which no Contract or portion thereof is tendered for redemption and no order to purchase or transfer a Contract is received by the Fund) in which there is a sufficient degree of trading in the securities in which the Fund invests that the value of an Accumulation Unit might be materially affected by changes in the value of the Fund's investments, as of the close of trading on that day.

VALUATION PERIOD-The period commencing on a Valuation Date and ending on the next Valuation Date.

VARIABLE ANNUITANT-Any natural person with respect to whom a Contract has been issued and a Variable Annuity has been, will be or (but for death) would have been effected thereunder. In certain circumstances, a Variable Annuitant may elect to receive Annuity Payments on a fixed-basis or a combination of a fixed and variable basis.

VARIABLE ANNUITY-An annuity contract which provides for a series of periodic annuity payments, the amounts of which may increase or decrease as a result of the investment experience of a separate account.

                           TABLE OF DEDUCTIONS AND CHARGES

Contract Owner Transaction Expenses

     Deferred Sales Load (as a percentage of the lesser of (i) the Cash Value of the part of the Contract surrendered or (ii) the Stipulated Payments made during the immediately preceding 72 months represented by the part of the Contract surrendered (or the Stipulated Payment in the case of a Single Stipulated Payment Contract))

                                  Contract          Total           Partial
                                    Year          Redemption       Redemption
                                    ----          ----------       ----------
 Single Stipulated Payment           1              6.00%            6.00%
 Contract                            2              6.00%            6.00%
                                     3              4.00%            4.00%
                                     4              2.00%            4.00%
                                   5 and            0.00%            4.00%
                                 thereafter
 Periodic Stipulated Payment         1              8.00%            8.00%
 Contract                            2              8.00%            8.00%
                                     3              8.00%            8.00%
                                     4              6.00%            6.00%
                                     5              4.00%            4.00%
                                     6              2.00%            4.00%
                                   7 and            0.00%            4.00%
                                 thereafter

  Administration Fee (as a charge against purchase payments)

Single Stipulated Payment Contract           $100

Periodic Stipulated Payment Contract         $20 per Contract Year plus $1 per
                                             Stipulated Payment ($.50 if by Bank
                                             Draft or by employer or military
                                             preauthorized automatic deduction)
Annual Expenses
(as a percentage of average net assets)

  Management Fees                            0.38%

  Mortality and Expense Risk Fees
    Mortality Fees                           0.90%
    Expense Risk Fees                        0.17%
                                             -----

  Total Annual Expenses                      1.45%
                                             -----


Example

If you surrender your contract at the end of the
applicable time period:                                         1 year      3 years      5 years        10 years
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual
  return on assets:

Single Stipulated Payment Contract                               $  169     $  181        $  171         $  255

Periodic Stipulated Payment Contracts:                           $  181     $  191        $  221         $  359

If you do not surrender your contract:                           1 year     3 years       5 years        10 years

You would pay the following expenses
on a $1,000 investment, assuming 5%
annual return on assets:

Single Stipulated Payment Contract                               $  113     $  141        $  171         $  255

Periodic Stipulated Payment Contracts:                           $    36    $  106        $  177         $  359


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


   The Table of Deductions and Charges is intended to assist Contract Owners in understanding the various fees and expenses that they bear directly or indirectly. Additional deductions may be made from Stipulated Payments for any premium taxes payable by The Franklin on the consideration received from the sale of the Contracts. See "Premium Taxes," below. For a more detailed description of such fees and expenses, see "Deductions and Charges under the Contracts," below. The example assumes that a single Stipulated Payment of $1,000 is made at the beginning of the periods shown. (It should be noted that The Franklin will not actually issue a Single Stipulated Payment Contract unless the single payment is at least $2,500.) This assumption applies even with respect to Periodic Stipulated Payment Contracts, which would normally require additional payments. The example also assumes a constant investment return of 5% and the expenses might be different if the return of the Fund averaged 5% over the periods shown but fluctuated during such periods. The amounts shown in the example represent the aggregate amounts that would be paid over the life of a Contract if the Contract were surrendered at the end of the applicable time periods.

--------------------------------------------------------------------------------
                                       SUMMARY

THE CONTRACTS

   The individual variable annuity contracts (the "Contracts") being offered by this Prospectus are for use as Individual Retirement Annuities or in connection with trusts and retirement or deferred compensation plans which may or may not qualify for special tax treatment under the Code. See "Federal Income Tax Status," below. The basic purpose of the Contracts is to provide Annuity Payments which will vary with the investment performance of Franklin Life Money Market Variable Annuity Fund C (the "Fund"). The Contracts provide Annuity Payments for life commencing on an initial Annuity Payment Date selected by the Contract Owner; other Settlement Options are provided. See "Introduction," and "The Contracts," below. At any time within 10 days after receipt of a Contract, the Contract Owner may return the Contract and receive a refund of any premium paid on the Contract. See "Right to Revocation of Contract," below.

THE FUND AND ITS INVESTMENT OBJECTIVES

   The Fund is an open-end diversified management investment company. The primary investment objective of the Fund is long-term compounding of income through retention and reinvestment of income from investments in a diversified portfolio of short-term money market securities, yielding a high level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. There is no assurance that this objective will be attained. In keeping with the primary investment objective of investing in short-term money market securities, at least 80% of the Fund's portfolio will be invested in securities with maturities or remaining maturities of one year or less and not more than 20% will be invested in securities with maturities or remaining maturities of between one and two years. While preservation of capital is a primary investment objective of the Fund and the money market securities in which the Fund invests generally are considered to have low principal risk, such securities are not completely risk-free. There is the risk of the failure of issuers to meet their principal and interest obligations. Commercial paper generally carries the highest risk of money market securities. The Fund may invest in Eurodollar C.D.'s and in securities issued by the Government of Canada and Canadian banks, which involve certain risks relating to marketability, possible adverse political and economic developments and possible restrictions on international currency transactions. See "Investment Policies and Restrictions of the Fund," below.

SPECIAL INVESTMENT CONSTRAINTS

   It is anticipated that the combination of the restrictions on the amount that the Fund may invest in the securities of any one issuer and the relatively small and decreasing size of the Fund's assets will make it more difficult for the Fund's investment adviser to secure appropriate commercial paper investments, which have historically constituted a substantial portion of the Fund's investments. It is possible that the shrinking pool of commercial paper investments available to the Fund due to its size may impair the future investment performance of the Fund. See "Investment Policies and Restrictions of the Fund - Special Investment Constraints," below.

INVESTMENT ADVISER; PRINCIPAL UNDERWRITER

   The Franklin Life Insurance Company ("The Franklin"), an Illinois legal reserve stock life insurance company, acts as investment adviser to the Fund. The Franklin is engaged in the writing of ordinary life policies, annuities and income protection policies. Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin, is the principal underwriter for the Fund. The Franklin is an indirect wholly-owned subsidiary of American General Corporation. See "Investment Management Service Charge," and "Distribution of the Contracts," below.

DEDUCTIONS AND CHARGES

   The deductions and charges applicable to a Contract are illustrated in the Table of Deductions and Charges that appears immediately before this summary. There are no deductions for sales charges made from Stipulated Payments under the Contracts. However, a contingent deferred sales charge, applied against the lesser of the Cash Value or Stipulated Payments made during the immediately preceding 72 months, is deducted in the event of certain redemptions. In the case of Periodic Stipulated Payment Contracts, such charges for total redemptions start at 8% for the first three Contract Years and then decline by 2% increments per year through the sixth Contract Year, with no such charge being imposed after the end of the sixth Contract Year. In the case of Single Stipulated Payment Contracts, such charges for total redemptions start at 6% for the first two Contract Years and then decline by 2% increments per year through the fourth Contract Year, with no such charge being imposed after the end of the fourth Contract Year. The contingent deferred sales charges applied to partial redemptions are identical to those applied to total redemptions, except that such charges remain at a constant 4% subsequent to the fifth Contract Year in the case of Periodic Stipulated Payment Contracts, and the third Contract Year in the case of Single Stipulated Payment

--------------------------------------------------------------------------------

Contracts. Contingent deferred sales charges are waived in the case of partial redemptions of an amount in any 12-month period up to 10% of Cash Value as of the date of the first partial redemption during such 12-month period, death of the Variable Annuitant and where proceeds of a total redemption are used to purchase another Variable Annuity, Fixed-Dollar Annuity or life insurance contract issued by The Franklin. See "Contingent Deferred Sales Charge," "Redemption," and "Transfers to Other Contracts," below.

   A deduction of $20 per Contract Year (subject to increase by The Franklin to a maximum of $30 per Contract Year) and a transaction fee of $1.00 per Stipulated Payment ($.50 if by Bank Draft or by employer or military preauthorized automatic deduction from compensation) in the case of Periodic Stipulated Payment Contracts, and a one-time deduction of $100 in the case of Single Stipulated Payment Contracts, is made from Stipulated Payments for administrative expenses. Any applicable state or local premium taxes on the Stipulated Payments (currently up to 5%) are also deducted from the single or periodic Stipulated Payments. The amount remaining after all such deductions and fees is allocated to the Fund. See "Redemption," "Administration Deductions," "Contingent Deferred Sales Charge," and "Premium Taxes," below.

   The charges for annuity rate and mortality assurances, expense assurances and investment management services currently aggregate 1.440% on an annual basis and are made daily against the net asset value of the Fund. These charges consist of
 .900% for The Franklin's assurance of annuity rates or mortality factors, .165% (subject to increase by The Franklin up to a maximum of .850%) for The Franklin's assurances of expense factors, and .375% (subject to increase by The Franklin up to a maximum of .500%) for investment management services by The Franklin. See "Mortality and Expense Risk Charge," and "Investment Management Service Charge," below.

MINIMUM PERMITTED INVESTMENT


   Subject to limited exceptions, the minimum single Stipulated Payment is $2,500. The minimum Periodic Stipulated Payment Contract sold is one under which the periodic Stipulated Payment is $30 ($360 on an annual basis). See "Purchase Limits," below.


NEW CONTRACTS NO LONGER BEING ISSUED

   The Fund no longer issues new Contracts.

REDEMPTION

   A Contract Owner under a Deferred Variable Annuity Contract, prior to the death of the Variable Annuitant and prior to the Contract's initial Annuity Payment Date, may, subject to any limitations on early settlement contained in an applicable Qualified Plan and subject to limitations on early withdrawals imposed in connection with Section 403(b) annuity purchase plans (see "Federal Income Tax Status," below), redeem all or part of the Contract and receive the Cash Value (equal to the number of Accumulation Units credited to the part of the Contract redeemed times the value of an Accumulation Unit at the end of the Valuation Period in which the request for redemption is received) less any applicable contingent deferred sales charge, unpaid administration deductions, and federal income tax withholding. Partial redemptions must be in amounts not less than $500. For information as to Accumulation Units, see "Value of the Accumulation Unit," below. Subject to certain limitations, the Contract Owner may elect to have all or a portion of the amount due upon a total redemption of a Contract applied under certain Settlement Options or applied toward the purchase of other annuity or insurance products offered by The Franklin. Federal tax penalties may apply to certain redemptions. See "Redemption," "Contingent Deferred Sales Charge," "Transfers to and from Other Contracts," "Settlement Options," and "Federal Income Tax Status," below.

TERMINATION BY THE FRANKLIN

   The Franklin reserves the right to terminate Contracts if Stipulated Payments are less than $360 in each of three consecutive Contract Years (excluding the first Contract Year) and if the Cash Value less any surrender charge is less than $500 at the end of such three-year period. Different termination provisions apply in the case of Individual Retirement Annuities. See "Termination by The Franklin," below.

                  FRANKLIN LIFE MONEY MARKET VARIABLE ANNUITY FUND C
                              SUPPLEMENTARY INFORMATION
                PER-UNIT INCOME AND CHANGES IN ACCUMULATION UNIT VALUE
                  (SELECTED DATA AND RATIOS FOR AN ACCUMULATION UNIT
                          OUTSTANDING THROUGHOUT EACH YEAR)

     The financial information in this table for each of the three years in the period ended December 31, 1997 has been audited by Ernst & Young LLP, independent auditors. The financial information in this table for each of the two years in the period ended December 31, 1994 was audited by Coopers & Lybrand L.L.P., independent accountants. This table should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.


                                                                   YEAR ENDED DECEMBER 31
                              1997      1996      1995       1994      1993      1992     1991      1990      1989      1988
--------------------------------------------------------------------------------------------------------------------------------
Investment income           $ 1.204   $ 1.162   $ 1.203   $  .846   $  .617   $  .746   $ 1.140   $ 1.501   $ 1.542   $ 1.186
Expenses                       .337      .326      .309      .303      .294      .286      .278      .265      .244      .230
--------------------------------------------------------------------------------------------------------------------------------
Net investment income          .867      .836      .894      .543      .323      .460      .862     1.236     1.298      .956
Net increase in accumulation
  unit value                   .867      .836      .894      .543      .323      .460      .862     1.236     1.298      .956
Acumulation unit value:
  Beginning of year          22.866    22.030    21.136    20.593    20.270    19.819    18.948    17.712    16.414    15.458
  End of year               $23.733   $22.866   $22.030   $21.136   $20.593   $20.270   $19.810   $18.948   $17.712   $16.414
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average
  net assets                  1.44%     1.44%     1.44%     1.44%     1.44%     1.44%     1.44%     1.44%     1.44%     1.44%
Ratio of net investment
  income to average
  net assets                  3.73%     3.71%     4.17%     2.58%     1.58%     2.32%     4.46%     6.71%     7.65%     5.98%
Number of accumulation
  units outstanding
  at end of year             80,944    87,386   104,641   132,646   159,929   210,310   247,150   270,271   307,850   362,718
--------------------------------------------------------------------------------------------------------------------------------


                                 FINANCIAL STATEMENTS

   The financial statements for the Fund and The Franklin and the reports of the independent auditors and accountants for the Fund and The Franklin are included in the Statement of Additional Information.

                                     INTRODUCTION

                  FRANKLIN LIFE MONEY MARKET VARIABLE ANNUITY FUND C
                   INDIVIDUAL VARIABLE ANNUITY CONTRACTS ISSUED BY
                         THE FRANKLIN LIFE INSURANCE COMPANY

   The Qualified and Non-Qualified Contracts offered by this Prospectus are designed primarily to assist in retirement planning for individuals. The Contracts provide Annuity Payments for life commencing on a selected Annuity Payment Date; other Settlement Options are available. The amount of the Annuity Payments will vary with the investment performance of the assets of the Fund, a separate account which has been established by The Franklin under Illinois insurance law. For the primary investment objective of the Fund, see "Investment Policies and Restrictions of the Fund," below.

   The Qualified Contracts described in this Prospectus will not knowingly be sold other than for use:

   (1) in connection with qualified employee pension and profit-sharing trusts described in Section 401(a) and tax-exempt under Section 501(a) of the Code, and qualified annuity plans described in Section 403(a) of the Code;

   (2) in connection with qualified pension, profit-sharing and annuity plans established by self-employed persons ("H.R. 10 Plans");

   (3) in connection with annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code; or

   (4) as Individual Retirement Annuities described in Section 408(b) of the Code, including Simplified Employee Pensions described in Section 408(k) of the Code.

   Pursuant to this Prospectus, The Franklin offers two types of Qualified and Non-Qualified Contracts: those under which Annuity Payments to the Variable Annuitant commence immediately-"Immediate Variable Annuities"-and those under which Annuity Payments to the Variable Annuitant commence in the future-"Deferred Variable Annuities." Deferred Variable Annuities may be purchased either with periodic Stipulated Payments or with a single Stipulated Payment, while Immediate Variable Annuities may only be purchased with a single Stipulated Payment. Periodic Stipulated Payment Contracts are written to provide various agreed periods during which the Stipulated Payments are to be made, with a minimum of two years.

   The Franklin is a legal reserve stock life insurance company organized under the laws of the State of Illinois in 1884. The Franklin issues individual life insurance, annuity and accident and health insurance policies, group annuities and group life insurance and offers a variety of whole life, life, retirement income and level and decreasing term insurance plans. Its Home Office is located at #1 Franklin Square, Springfield, Illinois 62713.

   American General Corporation ("American General") through its wholly-owned subsidiary, AGC Life Insurance Company ("AGC Life"), owns all of the outstanding shares of common stock of the Franklin. The address of AGC Life is American General Center, Nashville, Tennessee 37250-0001. The address of American General is 2929 Allen Parkway, Houston, Texas 77019-2155.

   American General is one of the largest diversified financial services organizations in the United States. American General's operating subsidiaries are leading providers of retirement services, consumer loans, and life insurance. The company was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

   The discussion of Contract terms herein in many cases summarizes those terms. Reference is made to the full text of the Contract forms, which are filed with the Securities and Exchange Commission as exhibits to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of which this Prospectus is a part. The exercise of certain of the Qualified Contract rights herein described may be subject to the terms and conditions of any Qualified Plan under which such Qualified Contract may be purchased. This Prospectus contains no information concerning any such Qualified Plan. Further information relating to some Qualified Plans may be obtained from the disclosure documents required to be distributed to employees under the Employee Retirement Income Security Act of 1974.

                         DESCRIPTION OF THE SEPARATE ACCOUNT

   The Fund was established as a separate account on July 23, 1981 by resolution of the Board of Directors of The Franklin pursuant to the provisions of the Illinois Insurance Code. The Fund is an open-end diversified management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Such registration does not involve supervision of the management or investment practices or policies of the Fund or of The Franklin by the Commission. The Board of Managers of the Fund must be elected annually by Contract Owners. A majority of the members of the Board of Managers are persons who are not otherwise affiliated with The Franklin. See "Management," below. The Fund meets the definition of a "Separate Account" under the federal securities laws.

   Under the provisions of the Illinois Insurance Code: (i) the income, gains or losses of the Fund are credited to or charged against the amounts allocated to the Fund in accordance with the terms of the Contracts, without regard to the other income, gains or losses of The Franklin; and (ii) the assets of the Fund are not chargeable with liabilities arising out of The Franklin's other business activities, including liabilities of any other separate account which may be established. These assets are held with relation to the Contracts described in this Prospectus and such other Variable Annuity contracts as may be issued by The Franklin and designated by it as participating in the Fund. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of The Franklin. Accordingly, all of The Franklin's assets (except those allocated to other separate accounts which have been or may be established) are available to meet its obligations and expenses under the Contracts participating in the Fund.

   The Franklin is taxed as a "life insurance company" under the Code. The Fund is subject to tax as part of The Franklin for federal income tax purposes. However, the operations of the Fund are considered separately from the other operations of The Franklin in computing The Franklin's tax liability and the Fund is not affected by federal income taxes paid by The Franklin with respect to its other operations. The operations of the Fund are treated separately from the other operations of The Franklin for accounting and financial statement purposes. Under existing law, no federal income tax is payable by The Franklin on investment income and realized capital gains of the Fund. See "Federal Income Tax Status," below.

                      DEDUCTIONS AND CHARGES UNDER THE CONTRACTS


   The Franklin deducts the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by The Franklin, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.


A.  ADMINISTRATION DEDUCTIONS

   Deductions from Stipulated Payments will be made as follows for administrative expenses with respect to the Contracts and the Fund such as preparation of the Contracts, custodial and transfer fees, salaries, rent, postage, telephone and legal, accounting and periodic reporting fees:

   (1)  Under Single Stipulated Payment Contracts, a one-time deduction of $100.

   (2) Under Periodic Stipulated Payment Contracts, a deduction of $20 per Contract Year (subject to increase at any time by The Franklin to a maximum of $30 per Contract Year) and a transaction fee of $1.00 per Stipulated Payment ($.50 if by Bank Draft or by employer or military preauthorized automatic deduction from compensation).

   The above deductions for administrative expenses, and charges for mortality and expense risk assurances discussed under "Mortality and Expense Risk Charge," below, are made pursuant to an Administration Agreement dated December 3, 1981 between the Fund and The Franklin. The Administration Agreement is described under "Investment Advisory and Other Services" in the Statement of Additional Information.

   The administration deductions are designed to cover the actual expenses of administering the Contracts and the Fund. The aggregate dollar amounts of the administration deductions for the fiscal years ended December 31, 1995, 1996 and 1997 were $1,060, $820 and $1,512, respectively.


B.  PREMIUM TAXES


   At the time any premium taxes are payable by The Franklin on the consideration received from the sale of the Contracts, the amount thereof will be deducted from the Stipulated Payments. Premium taxes ranging up to 5% are charged by various jurisdictions in which The Franklin is transacting business and in which it may, after appropriate qualification, offer Contracts.


C.  MORTALITY AND EXPENSE RISK CHARGE

   While Annuity Payments will reflect the investment performance of the Fund, they will not be affected by adverse mortality experience or by any excess in the actual expenses of the Contracts and the Fund over the maximum administration deductions provided for in the Contracts. The Franklin assumes the risk that Annuity Payments will continue for a longer period than anticipated because the Variable Annuitant lives longer than expected (or the Variable Annuitants as a class do so) and also assumes the risk that the administration deductions may be insufficient to cover the actual expenses of the administration of the Contracts and of the Fund (except those expenses listed under "Investment Management Service Charge," immediately below, which the Fund will bear). The Franklin assumes these risks for the duration of the Contract and the annuity rate, mortality and expense risk deductions and charges set forth herein will not be increased beyond the stated maximum with respect thereto regardless of the actual mortality and expense experience. The mortality risk charge is imposed regardless of whether or not the payment option selected involves a life contingency.

   For assuming these risks, The Franklin imposes a daily charge against the value of the Accumulation Unit and the Annuity Unit. (For further information as to the Accumulation Unit and the Annuity Unit, see "Deferred Variable Annuity Accumulation Period" and "Annuity Period," below.) These charges are at the current combined annual rate of 1.065% (.002918% on a daily basis), of which
 .900% is for annuity rate and mortality assurances and .165% (subject to increase at any time by The Franklin up to a maximum of 1.750%) is for expense assurances. If the money collected from this charge is not needed, it will be to The Franklin's gain and may be used to cover contract distribution expenses.

   During 1995, 1996 and 1997, The Franklin earned and was paid $27,136, $23,215 and $20,938, respectively, by reason of these charges. Such charges during 1997 were equal to 1.065% of average net assets.

D.  INVESTMENT MANAGEMENT SERVICE CHARGE

   The Franklin acts as investment manager of the Fund. For acting as such, The Franklin makes a charge against the value of the Accumulation Unit and of the Annuity Unit at an annual rate of up to .500%. The Franklin has agreed to forego initially a portion of this charge and currently makes a charge against the value of the Accumulation Unit and of the Annuity Unit at the annual rate of
 .375% (.001027% on a daily basis). This charge may be increased up to .500% on an annual basis only upon at least 30 days' prior written notice to Contract Owners. The investment management services are rendered and the charge is made pursuant to an Investment Management Agreement executed and dated January 31, 1995, pursuant to approval by the Contract Owners at their annual meeting held on April 17, 1995, and renewal to January 31, 1999 by the Board of Managers of the Fund at its meeting on January 19, 1998. The Investment Management Agreement is described under "Investment Advisory and Other Services" in the Statement of Additional Information.

   During 1995, 1996 and 1997, The Franklin earned and was paid $9,551, $8,171 and $7,370, respectively, under the Investment Management Agreement then in effect.

E.  CONTINGENT DEFERRED SALES CHARGE

   There are no deductions for sales charges made from Stipulated Payments under the Contracts. However, commissions on the sale of the Contracts are paid by The Franklin to agents of Franklin Financial Services

Corporation pursuant to an Agreement dated December 3, 1981. See "Distribution of the Contracts" in the Statement of Additional Information. In addition, Franklin Financial Services Corporation incurs certain sales expenses, such as sales literature preparation and related costs, in connection with the sale of the Contracts pursuant to a Sales Agreement dated January 31, 1995. Because the Contracts are normally purchased for the long term, it is expected that these costs will be recovered over time. If, however, a Contract is totally or partially redeemed in certain circumstances prior to the initial Annuity Payment Date, a means is provided for Franklin Financial Services Corporation to recover sales expenses at that time.

   Upon redemption of a Periodic Stipulated Payment Contract, the charges determined as follows will be applied against the lesser of the Cash Value of the part of the Contract redeemed or the Stipulated Payments made during the immediately preceding 72 months represented by that part of the Contract redeemed:

                         Contract                Percentage Charge
                           Year         Total Redemption    Partial Redemption
--------------------------------------------------------------------------------
                             1                 8%                  8%
                             2                 8%                  8%
                             3                 8%                  8%
                             4                 6%                  6%
                             5                 4%                  4%
                             6                 2%                  4%
                    7 and thereafter           0%                  4%

   Upon redemption of a Single Stipulated Payment Contract, the charges determined as follows will be applied against the lesser of the Cash Value of the part of the Contract redeemed or the Stipulated Payment:

                         Contract                Percentage Charge
                           Year         Total Redemption    Partial Redemption
--------------------------------------------------------------------------------
                             1                 6%                  6%
                             2                 6%                  6%
                             3                 4%                  4%
                             4                 2%                  4%
                    5 and thereafter           0%                  4%

   The above charges are not, however, applied to distributions made upon the death of the Variable Annuitant, to partial redemption of an amount in any twelve-month period up to 10% of the Cash Value as of the date of the first partial redemption in such twelve-month period, or to certain transfers described below. Partial redemptions must be in amounts not less than $500.

   In no event will the total amount of contingent deferred sales charges paid under a Contract exceed 9% of total Stipulated Payments made under such Contract in the first twelve Contract Years (or such fewer Contract Years over which Stipulated Payments are made).

   The deferred sales charges were $108 during 1995. There were no deferred sales charges during 1996 and 1997. Franklin Financial Services Corportion paid no allowances to unaffiliated dealers in connection with the sale of the Contracts during 1995, 1996 and 1997.

F.  TRANSFERS TO OTHER CONTRACTS

     Subject to any limitations in a Qualified Plan, Contracts may be redeemed prior to the death of the Variable Annuitant and the initial Annuity Payment Date and the Cash Value (less the required amount of federal income tax withholding, if any) may be applied to the purchase of certain other Variable Annuities, Fixed-Dollar Annuities or life insurance contracts issued by The Franklin. Franklin Life Variable Annuity Fund A and Franklin Life Variable Annuity Fund B, other separate accounts of The Franklin funding Variable Annuity contracts, no longer issue new contracts. If a Contract is fully redeemed and such Cash Value is immediately applied to the purchase of such other contracts, no contingent deferred sales charge for redeeming the Fund C Contract will apply. Any sales deductions under such other contracts will apply to amounts transferred as if such amounts were a single stipulated payment under such other contracts (however, total sales deductions on the transferred funds will in no instance exceed 9% of all Stipulated Payments made under the Fund C Contract with respect to such transferred funds); provided, however, that if such a transfer occurs after the sixth Contract Year in the case of Periodic Stipulated Payment Contracts or the fourth Contract Year in the case of Single Stipulated Payment Contracts, The Franklin will waive the sales deductions of such other contract with respect to such transferred funds.

   It is not clear whether gain or loss will be recognized for federal income tax purposes upon the redemption of a Fund C Contract, another annuity contract or life insurance contract issued by The Franklin for purposes of applying the redemption proceeds to the purchase of another contract issued by The Franklin. Federal tax penalties may also apply to such redemptions. Since the income and withholding tax consequences of such redemption and purchase depend on many factors, any person contemplating redemption of a Fund C Contract or another contract issued by The Franklin for purposes of purchasing a different contract issued by The Franklin (or any other contract) is advised to consult a qualified tax advisor prior to the time of redemption.

G.  MISCELLANEOUS

   The Fund's total expenses for 1997 were $28,308, or 1.44% of average net assets during 1997.

                                    THE CONTRACTS

A.  GENERAL

   Certain significant provisions of the Contracts and administrative practices of The Franklin with respect thereto are discussed in the following paragraphs.

   Contract Owner inquiries may be directed to the Equity Administration Department of The Franklin at the address or telephone number set forth on the cover of this Prospectus.

   1.  ANNUITY PAYMENTS

   Variable Annuity Payments are determined on the basis of (i) an annuity rate table specified in the Contract, and (ii) the investment performance of the Fund. In the case of Deferred Variable Annuity Contracts, the annuity rate table is set forth in the Contract (but see below). In the case of Immediate Variable Annuities, the table is that used by The Franklin on the date of issue of the Contract. The amount of the Annuity Payments will not be affected by mortality experience adverse to The Franklin or by an increase in The Franklin's expenses related to the Fund or the Contracts in excess of the expense deductions provided for in the Contracts. The Variable Annuitant under an annuity with a life contingency or one providing for a number of Annuity Payments certain will receive the value of a fixed number of Annuity Units each month, determined as of the initial Annuity Payment Date on the basis of the applicable annuity rate table and the then value of his or her account. The value of Annuity Units, and thus the amounts of the monthly Annuity Payments, will, however, reflect investment gains and losses and investment income occurring after the initial Annuity Payment Date, and thus the amount of the Annuity Payments will vary with the investment experience of the Fund. See "Annuity Period," below.

   Court decisions, particularly ARIZONA GOVERNING COMMITTEE v. NORRIS, have held that the use of gender-based mortality tables to determine benefits under an employer-related retirement or benefit plan may violate Title VII of the Civil Rights Act of 1964 ("Title VII"). These cases indicate that plans sponsored by employers subject to Title VII generally may not provide different benefits for similarly-situated men and women.

   The Contracts described in this Prospectus incorporate annuity rate tables which reflect the age and sex of the Variable Annuitant and the Settlement Option selected. Such sex-distinct tables continue to be appropriate for use, for example, under Contracts which are not purchased in connection with an "employer-related" plan subject to NORRIS (such as individual retirement annuities not sponsored by an employer). However, in order to enable subject employers to comply with NORRIS, The Franklin will provide "unisex" annuity rate tables for use under Contracts purchased in connection with "employer-related" plans. Persons contemplating purchase of a Contract, as well as current Contract Owners, should consult a legal advisor regarding the applicability and implications of NORRIS in connection with their purchase and ownership of a Contract.

   2. INCREASE OR DECREASE BY CONTRACT OWNER IN AMOUNT OR NUMBER OF PERIODIC STIPULATED PAYMENTS

   Stipulated Payments can be paid on an annual, semi-annual or quarterly schedule or, with The Franklin's consent, monthly. The first Stipulated Payment is due as of the date of issue and each subsequent Stipulated Payment is due on the first day following the interval covered by the next preceding Stipulated Payment and on the same date each month as the date of issue. The Contract Owner may increase the amount of a Stipulated Payment on an annualized basis under a Periodic Stipulated Payment Contract (except in the case of an Individual Retirement Annuity, which cannot be increased above the amounts described under "Purchase Limits," immediately below) up to an amount on an annualized basis equal to ten times the amount of the first Stipulated Payment on an annualized basis. Similarly, subject to the limitations described under "Purchase Limits," immediately below, the amount of a periodic Stipulated Payment may be decreased by the Contract Owner on any date a Stipulated Payment is due. Unless otherwise agreed to by The Franklin, the mode of Stipulated Payment may be changed only on a Contract Anniversary.

   The Contract Owner may continue making Stipulated Payments after the agreed number of Stipulated Payments has been made, but The Franklin will not accept Stipulated Payments after age 75. Submission of a Stipulated Payment in an amount different from that of the previous payment, subject to the aforesaid limits, will constitute notice of the election of the Contract Owner to make such change.

   3.  ASSIGNMENT OR PLEDGE

   A Qualified Contract may not be assigned by the Contract Owner except when issued to a trustee in connection with certain types of plans designed to qualify under Section 401 of the Code or when made pursuant to a qualified domestic relations order rendered by a state court in satisfaction of family support obligations. In general, a pledge or assignment made with respect to certain Qualified Contracts may, depending on such factors as the amount pledged or assigned, be treated as a taxable distribution. See "Individual Retirement Annuities," below, for special rules applicable thereto. Moreover, in certain instances, pledges or assignments of a Qualified Contract may result in the imposition of certain tax penalties. See generally "The Contracts: Qualified Plans," below.

   A Non-Qualified Contract may be assigned by the Contract Owner or pledged by him or her as collateral security as provided in the Non-Qualified Contract. Assignments or pledges of a Non-Qualified Contract will be treated as distributions that may be taxable. Moreover, in certain instances, pledges or assignments of a Non-Qualified Contract may result in the imposition of certain tax penalties. See "The Contracts: Non-Qualified Plans," below.

   Persons contemplating the assignment or pledge of a Qualified Contract or a Non-Qualified Contract are advised to consult a qualified tax advisor concerning the federal income tax consequences thereof.

   4.  PURCHASE LIMITS

   No periodic Stipulated Payment may be less than $30 ($360 on an annual basis). No single Stipulated Payment may be less than $2,500, except that in the case of a deferred Single Stipulated Payment Contract to be used as an Individual Retirement Annuity funded with a Rollover Contribution, the total Stipulated Payment applicable to the Variable Annuity, prior to administration deductions, must be at least $1,000 unless with consent of The Franklin a smaller single Stipulated Payment is permitted. In the case of a Qualified Contract issued for use as an Individual Retirement Annuity, annual premium payments may not, in general, exceed $2,000. However, if the Individual Retirement Annuity is a Simplified Employee Pension, annual premium payments may not exceed $30,000. Single Stipulated Payment Contracts are not available as Individual Retirement Annuities except for those funded with Rollover Contributions and except for those to be used as Simplified Employee Pensions.

   5.  TERMINATION BY THE FRANKLIN

   The Franklin reserves the right to terminate any Contract, other than a Contract issued for use as an Individual Retirement Annuity, if total Stipulated Payments paid are less than $360 in each of three consecutive Contract Years (excluding the first Contract Year) and if the Cash Value less any surrender charge is less than $500 at the end of such three-year period. The Franklin must give 31 days' notice by mail to the Contract Owner of such termination. The Franklin will not exercise any right to terminate such Contract if the value of the Contract declines to less than $500 as a result of a decline in the market value of the securities held by the Fund.

   The Franklin reserves the right to terminate any Contract issued for use as an Individual Retirement Annuity if no Stipulated Payments have been received for any two Contract Years and if the first monthly Annuity Payment, determined at the initial Annuity Payment Date, arising from the Stipulated Payments received prior to such two-year period would be less than $20.

   Upon termination as described above, The Franklin will pay to the Contract Owner the Cash Value of the Contract, less any unpaid administration deductions. For certain tax consequences upon such payment, see "Federal Income Tax
Status," below.

   6.  RIGHT TO REVOCATION OF CONTRACT

   A Contract Owner has the right to revoke the purchase of a Contract within 10 days after receipt of the Contract, and upon such revocation will be entitled to a return of the entire amount paid. The request for revocation must be made by mailing or hand-delivering the Contract within such 10-day period either to The Franklin Life Insurance Company, Cashiers Department, #1 Franklin Square, Springfield, Illinois 62713, or to the agent from whom the Contract was purchased. In general, notice of revocation given by mail is deemed to be given on the date of the postmark, or, if sent by certified or registered mail, the date of certification or registration.

   7.   NEW CONTRACTS NO LONGER BEING ISSUED

   The Fund no longer issues new Contracts.

B.  DEFERRED VARIABLE ANNUITY ACCUMULATION PERIOD

   1.  CREDITING ACCUMULATION UNITS; DEDUCTION FOR ADMINISTRATIVE EXPENSES

   During the accumulation period-the period before the initial Annuity Payment Date-deductions from Stipulated Payments for administrative expenses are made as specified under "Deductions and Charges Under the Contracts," above. In addition, any applicable premium taxes, also as specified above under that caption, are deducted from the Stipulated Payments. The balance of each Stipulated Payment is credited to the Contract Owner in the form of Accumulation Units.

   The number of a Contract Owner's Accumulation Units is determined by dividing the net amount of Stipulated Payments credited to his or her Contract by the value of an Accumulation Unit at the end of the Valuation Period during which the Stipulated Payment is received, except that, in the case of the original application for a Variable Annuity Contract, the value of an Accumulation Unit within two business days after receipt of the application will be used if the application and all information necessary to process the application are complete upon receipt. If the application and such information are not complete upon receipt, The Franklin, within five days after the receipt of an original application and initial payment at the Home Office of The Franklin, will attempt to complete the application and will either accept the application or reject the application and return the initial payment.

   The number of Accumulation Units so determined will not be changed by any subsequent change in the dollar value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from day to day depending upon the investment experience of the Fund.

   2.  VALUATION OF A CONTRACT OWNER'S CONTRACT

   The Cash Value of a Contract at any time prior to the initial Annuity Payment Date can be determined by multiplying the total number of Accumulation Units credited to the account by the current Accumulation Unit value. The Contract Owner bears the investment risk, that is, the risk that market values may decline. There is no assurance that the Cash Value of the Contract will equal or exceed the Stipulated Payments made. A Contract Owner may obtain from the Home Office of The Franklin information as to the current value of an Accumulation Unit and the number of Accumulation Units credited to his or her Contract.

   3.  VALUE OF THE ACCUMULATION UNIT

   The value of an Accumulation Unit was set at $10 effective July 1, 1981. Accumulation Units currently are valued each Valuation Date (each day in which there is a sufficient degree of trading in the securities in which the Fund invests that the value of an Accumulation Unit might be materially affected by changes in the value of the Fund's investments, other than a day during which no Contract or portion thereof is tendered for redemption and no order to purchase or transfer a Contract is received by the Fund, as of the close of trading on that day). After the close of trading on a Valuation Date, or on a day when Accumulation Units are not valued, the value of an Accumulation Unit is equal to its value as of the immediately following Valuation Date. The value of an Accumulation Unit on the last day of any Valuation Period is determined by multiplying the value of an Accumulation Unit on the last day of the immediately preceding Valuation Period by the Net Investment Factor (defined below) for the current Valuation Period.

   At each Valuation Date a gross investment rate for the Valuation Period then ended is determined from the investment performance of the Fund for the Valuation Period. Such rate is equal to (i) accrued investment income for the Valuation Period, plus capital gains and minus capital losses for the period, whether realized or unrealized, on the assets of the Fund (adjusted by a deduction for the payment of any applicable state or local taxes as to the income or capital gains of the Fund) divided by (ii) the value of the assets of the Fund at the beginning of the Valuation Period. The gross investment rate may be positive or negative.

   The net investment rate for the Valuation Period is then determined by deducting, currently, .003945% (1.440% on an annual basis) for each day of the Valuation Period as a charge against the gross investment rate. This charge is made by The Franklin for providing investment management services, annuity rate or mortality assurances and expense assurances and may be increased by The Franklin to a maximum of 2.250% on an annual basis. See "Deductions and Charges Under the Contracts," above.

   The net investment factor for the Valuation Period is the sum of 1.00000000 plus the net investment rate for the Valuation Period ("Net Investment Factor").

   The net investment rate may be negative if the combined capital losses, Valuation Period deductions and increase in the tax reserve exceed investment income and capital gains. Thus, the net investment factor may be less than 1.00000000, and the value of an Accumulation Unit at the end of a Valuation Period may be less than the value for the previous Valuation Period.

   4.  VALUATION OF FUND ASSETS

   The value of the assets of the Fund is the value of the securities held by the Fund plus any cash or other assets minus all liabilities.

   The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Portfolio securities will be valued using the best method currently available as determined by the Board of Managers of the Fund. Securities with a maturity or remaining maturity of 60 days or less (including master demand notes) are valued on an amortized cost basis. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); thereafter the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. In periods of declining interest rates, the daily yield on portfolio securities valued on an amortized cost basis may tend to be higher than the yield derived by using a method of valuation based upon market prices and estimates; in periods of rising interest rates, the daily yield on portfolio securities valued on an amortized cost basis may tend to be lower than the yield derived by using a method of valuation based upon market prices and estimates. For purposes of valuation, the maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted. Securities with a remaining maturity of more than 60 days currently are valued on each Valuation Date generally at the mean between the most recent bid and asked prices or yield equivalent as obtained from dealers that make markets in such securities. Investments for which market quotations are not readily available as of the close of trading on relevant markets on each Valuation Date are valued at prices deemed best to reflect their fair value as determined in good faith by or under the direction of the Board of Managers of the Fund in a manner authorized by the Board of Managers and applied on a consistent basis. The Board of Managers of the Fund has determined that the fair value of Eurodollar certificates of deposit generally will be the market price thereof at the close of trading on European exchanges, unless events between such close and the close of trading on the New York Stock Exchange require a different valuation, in which case the Board of Managers will promptly consider what other method of valuation should be applied to determine fair value.

   The Board of Managers monitors on an ongoing basis the methods of valuation used to determine what action, if any, should be taken to assure that portfolio securities of the Fund are valued at fair value as determined in good faith by the Board of Managers.

   5.  REDEMPTION

   A Contract Owner under a Deferred Variable Annuity Contract, prior to the death of the Variable Annuitant and prior to the initial Annuity Payment Date, may, subject to any limitations on early settlement contained in an applicable Qualified Plan, redeem the Contract, in whole or in part (but, if in part, not less than $500), by submission of the Contract and a written request for its redemption to The Franklin's Home Office, and will receive the Cash Value of the part of the Contract redeemed, less any applicable contingent deferred sales charges and unpaid administration deductions referred to under "Deductions and Charges Under the Contracts," above. Early withdrawal of certain amounts attributable to Contracts issued pursuant to an annuity purchase plan meeting the requirements of Code Section 403(b) may be prohibited. See "Federal Income Tax Status," below. The Cash Value of a Contract or part thereof redeemed prior to the initial Annuity Payment Date is the number of Accumulation Units credited to the Contract (or that part so redeemed) times the value of an Accumulation Unit at the end of the Valuation Period in which the request for redemption is received. Except in limited circumstances discussed below, the payment of the Cash Value will be made within seven days after the date a properly completed and documented request for redemption is received by The Franklin at its Home Office. The right of redemption may be suspended or the date of payment postponed during any periods when the New York Stock Exchange is closed (other than customary weekend and holiday closings); when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or for such other periods as the Securities and Exchange Commission by order may permit to protect Contract Owners.

   In lieu of a single payment of the amount due upon redemption of a Contract, the Contract Owner may elect, at any time prior to the initial Annuity Payment Date and during the lifetime of the Variable Annuitant, to have all or any portion of the amount due applied under any available Settlement Option. See "Settlement Options," below. However, no Settlement Option may be elected upon redemption without surrender of the entire Contract.

   The payment of the Cash Value of a redeemed Contract either in a single payment or under an available Settlement Option may be subject to federal income tax withholding and federal tax penalties. See "Federal Income Tax Status," below.

   6.  PAYMENT OF ACCUMULATED VALUE AT TIME OF DEATH

   In the event of the death of the Variable Annuitant prior to the initial Annuity Payment Date, death benefits payable to the surviving Beneficiary will be paid by The Franklin within seven days of receipt by The Franklin of written notice of such death. The death proceeds payable will be the Cash Value of the Contract determined as of the date on which written notice of death is received by The Franklin by mail if such date is a Valuation Date; if such date is not a Valuation Date, the determination will be made on the next following Valuation Date. There is no assurance that the Cash Value of a Contract will equal or exceed the Stipulated Payments made. No contingent deferred sales charge is made in the case of such death. For payment of death proceeds in the event no Beneficiary is surviving at the death of the Variable Annuitant, see "Change of Beneficiary or Mode of Payment of Proceeds; Death of Beneficiaries," below. The Code imposes certain requirements concerning payment of death benefits payable before the initial Annuity Payment Date in the case of Qualified Contracts. Under those Contracts, death benefits will be paid as required by the Code and as specified in the governing plan documents. The terms of such documents should be consulted to determine the death benefits and any limitations the plan may impose. You should consult your legal counsel and tax advisor regarding these requirements.

   Subject to the foregoing the Contract Owner may, at any time prior to the initial Annuity Payment Date, elect that all or any portion of such death proceeds be paid to the Beneficiary under any one of the available Settlement Options. See "Settlement Options," below. If the Contract Owner has not made such an election, the Beneficiary may do so after the death of the Variable Annuitant. The Contract Owner or the Beneficiary, whichever selects the method of settlement, may designate contingent Beneficiaries to receive any other amounts due should the first Beneficiary die before completion of the specified payments. If neither the Contract Owner nor the Beneficiary elects payment of death proceeds under an available Settlement Option, payment will be made to the Beneficiary in a single sum.

   Death proceeds may be applied to provide variable payments, fixed-dollar payments or a combination of both.

   The payment of death proceeds may be subject to federal income tax withholding. See "Income Tax Withholding," below

   In the event of the death of the Variable Annuitant after the initial Annuity Payment Date, payments under a Contract will be made as described in "Settlement Options," below.

   7.  OPTIONS UPON FAILURE TO MAKE STIPULATED PAYMENTS

   Upon a failure to make a Stipulated Payment under a Periodic Stipulated Payment Contract, subject to The Franklin's power of termination described under "Termination by The Franklin," above, and subject to the right of The Franklin to pay the value of the Contract Owner's account in a single sum at the initial Annuity Payment Date if the value on such date is less than $2,000, the Contract Owner may elect, prior to the death of the Variable Annuitant and prior to the initial Annuity Payment Date, either of the following options:

   (a) to exercise any of the available Settlement Options described under "Settlement Options," below, or redeem the Contract as described under "Redemption," above; or

   (b) to have the Contract continued from the date of failure to make a Stipulated Payment as a paid-up annuity to commence on the initial Annuity Payment Date stated in the Contract.

   If no option is elected by the Contract Owner within 31 days after failure to make a Stipulated Payment, the Contract will automatically be continued under the paid-up annuity option.

   8.  REINSTATEMENT (AS TO PERIODIC STIPULATED PAYMENT CONTRACTS)

   A Contract Owner, by making one Stipulated Payment, may reinstate a Periodic Stipulated Payment Contract as to which there has been a failure to make a Stipulated Payment, if the Contract at the time of the payment is being continued as a paid-up annuity. However, such reinstatement does not automatically reinstate the benefits provided by any riders to the Contract providing life insurance or disability benefits. Administration deductions will not accrue during Contract Years in which no Stipulated Payments are made.

   9.  CHANGE OF BENEFICIARY OR MODE OF PAYMENT OF PROCEEDS; DEATH OF
BENEFICIARIES

   While the Contract is in force the Contract Owner may (by filing a written request at the Home Office of The Franklin) change the Beneficiary or Settlement Option, or, if agreed to by The Franklin, change to a mode of payment different from one of the Settlement Options, subject to applicable limitations under the Code and any governing Qualified Plan.

   If any Beneficiary predeceases the Variable Annuitant, the interest of such Beneficiary will pass to the surviving Beneficiaries, if any, unless otherwise provided by endorsement. If no Beneficiary survives the Variable Annuitant and no other provision has been made, then, upon the death of the Variable Annuitant, the proceeds will be paid in a single sum to the Contract Owner or, if the Variable Annuitant was the Contract Owner, to the executors or administrators of the Contract Owner's estate.

   10.  SETTLEMENT OPTIONS

   At any time prior to the initial Annuity Payment Date and during the lifetime of the Variable Annuitant, the Contract Owner may elect to have all or a portion of the amount due in settlement of the Contract applied under any of the available Settlement Options described below. If the Contract Owner fails to elect a Settlement Option, payment automatically will be made in the form of a life annuity. See "First Option," below, and "Deferred Variable Annuity Contracts," below.

   Annuity Payments under a Settlement Option are made to the Variable Annuitant during his or her lifetime, or for such shorter period that may apply under the particular Settlement Option. Upon the death of the original Variable Annuitant after the initial Annuity Payment Date, any remaining Annuity Payments that are due under the Settlement Option elected will be continued to the Beneficiary or, if elected by the Contract Owner (or, if so designated by the Contract Owner, by the Beneficiary), the Cash Value of the Contract, as described under such Settlement Option below, will be paid to the Beneficiary in one lump sum. Upon the death of any Beneficiary to whom payments are being made under a Settlement Option, a single payment equal to the then remaining Cash Value of the Contract, if any, will be paid to the executors or administrators of the Beneficiary, unless other provision has been specified and accepted by The Franklin. For a discussion of payments if no Beneficiary is surviving at the death of the Variable Annuitant, see "Change of Beneficiary or Mode of Payment of Proceeds; Death of Beneficiaries," immediately above.

  Payment to a Contract Owner upon redemption of a Contract, and payment of death proceeds to a Beneficiary upon the death of the Variable Annuitant prior to the initial Annuity Payment Date, may also be made under an available Settlement Option in certain circumstances. See "Redemption," above, and "Payment of Accumulated Value at Time of Death," above.

   Available Settlement Options may be selected on a fixed or variable basis or a combination thereof, except the Seventh Option, which is available on a fixed basis only. Under an Option which is paid on a fixed basis, there is no sharing in the investment experience of the Fund and, upon commencement of payments, participation in the Fund terminates (the subject Contract will be transferred to the general account of The Franklin). Settlement under the First, Second, Third, Fourth or Fifth Option below is subject to satisfactory proof of age of the person or persons to whom the Annuity Payments are to be made.

   The minimum amount of proceeds which may be applied under any Settlement Option for any person is $2,000 and proceeds of a smaller amount may be paid in a single sum in the discretion of The Franklin, except in the case of a deferred Single Stipulated Payment Contract funded with a Rollover Contribution not in excess of $2,000. See "Purchase Limits," above. Further, if at any time payments under a Settlement Option become less than $25 per payment, The Franklin has the right to change the frequency of payment to such intervals as will result in payments of at least $25.

   In the case of Immediate Variable Annuity Contracts, the only Settlement Options offered are the life annuity, the life annuity with 120, 180 or 240 monthly payments certain, or the joint and last survivor life annuity. See "First Option," "Second Option" and "Fourth Option," below, and "Immediate Variable Annuity Contracts," below.

   The distribution rules which Qualified Plans must satisfy in order to be tax-qualified under the Code may limit the utilization of certain Settlement Options, or may make certain Settlement Options unavailable, in the case of Qualified Contracts issued in connection therewith. Similarly, the distribution rules which Non-Qualified Contracts must satisfy in order to qualify as "annuity contracts" under the Code may also limit available Settlement Options under Non-Qualified Contracts. These distribution rules could affect such factors as the commencement of distributions and the period of time over which distributions may be made. All Settlement Options are offered subject to the limitations of the distribution rules.

   The Statement of Additional Information describes certain limitations on Settlement Options based on The Franklin's current understanding of the distribution rules generally applicable to Non-Qualified Contracts and to Qualified Contracts purchased under this Prospectus for use as Individual Retirement Annuities or issued in connection with Section 403(b) annuity purchase plans. See "Limitations on Settlement Options" in the Statement of Additional Information. Persons considering the purchase of a Contract and Contract Owners contemplating election of a Settlement Option are urged to obtain and read the Statement of Additional Information. Various questions exist, however, about the application of the distribution rules to distributions from the Contracts and their effect on Settlement Option availability thereunder. Persons contemplating the purchase of a Contract should consult a qualified tax advisor concerning the effect of the distribution rules on the Settlement Option or Options he or she is contemplating.

   Neither this Prospectus nor the Statement of Additional Information, however, describes limitations on Settlement Options based on applicable distribution rules in the case of Qualified Contracts issued in connection with qualified pension and profit-sharing plans under Section 401(a) of the Code and annuity plans under Section 403(a) of the Code. Under those Contracts, available Settlement Options are limited to those Options specified in the governing plan documents. The terms of such documents should be consulted to determine Settlement Option availability and any other limitations the plan may impose on early redemption of the Qualified Contract, payment in settlement thereof, or similar matters. Generally, limitations comparable to those described in the Statement of Additional Information for Individual Retirement Annuities and
Section 403(b) annuity purchase plans also apply with respect to such qualified pension, profit-sharing and annuity plans (including H.R. 10 Plans).

   Persons contemplating election of the Fifth, Sixth or Seventh Option should consult a qualified tax advisor to determine whether the continuing right of redemption under any such Option might be deemed for tax purposes to result in the "constructive receipt" of the Cash Value of the Contract or proceeds remaining on deposit with The Franklin.

   FIRST OPTION-LIFE ANNUITY. An annuity payable monthly during the lifetime of the Variable Annuitant, ceasing with the last Annuity Payment due prior to the death of the Variable Annuitant. This Option offers the maximum level of monthly Annuity Payments since there is no guarantee of a minimum number of Annuity Payments or provision for any continued payments to a Beneficiary upon the death of the Variable Annuitant. It would be possible under this Option for the Variable Annuitant to receive only one Annuity Payment if he or she died before the second Annuity Payment Date, or to receive only two Annuity Payments if he or she died after the second Annuity Payment Date but before the third Annuity Payment Date, and so forth.

   SECOND OPTION-LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN. An annuity payable monthly during the lifetime of the Variable Annuitant including the commitment that if, at the death of the Variable Annuitant, Annuity Payments have been made for less than 120 months, 180 months or 240 months (as selected by the Contract Owner in electing this Option), Annuity Payments shall be continued during the remainder of the selected period to the Beneficiary. The cash value under this Settlement Option is the present value of the current dollar amount of any unpaid Annuity Payments certain.

   THIRD OPTION-UNIT REFUND LIFE ANNUITY. An annuity payable monthly during the lifetime of the Variable Annuitant, ceasing with the last Annuity Payment due prior to the death of the Variable Annuitant, provided that, at the death of the Variable Annuitant, the Beneficiary will receive a payment of the then dollar value of the number of Annuity Units equal to the excess, if any, of (a) over
(b) where (a) is the total amount applied under this Option divided by the Annuity Unit value at the initial Annuity Payment Date and (b) is the number of Annuity Units represented by each Annuity Payment multiplied by the number of Annuity Payments made.

   For example, if $10,000 were applied on the first Annuity Payment Date to the purchase of an annuity under this Option, the Annuity Unit value at the initial Annuity Payment Date were $2.00, the number of Annuity Units represented by each Annuity Payment were 30.55, 10 Annuity Payments were paid prior to the date of the Variable Annuitant's death and the value of an Annuity Unit on the Valuation Date following the Variable Annuitant's death were $2.05, the amount paid to the Beneficiary would be $9,623.73, computed as follows:

   ($10,000 - (30.55 X 10))   X   $2.05  =    (5,000  -  305.5)   X   2.05  =     4,694.5   X   $2.05  =  $9,623.73
    -------
     $2.00

   FOURTH OPTION-JOINT AND LAST SURVIVOR LIFE ANNUITY. An annuity payable monthly during the joint lifetime of the Variable Annuitant and a secondary variable annuitant, and thereafter during the remaining lifetime of the survivor, ceasing with the last Annuity Payment due prior to the death of the survivor. Since there is no minimum number of guaranteed payments under this Option, it would be possible under this Option to receive only one Annuity Payment if both the Variable Annuitant and the secondary variable annuitant died before the second Annuity Payment Date, or to receive only two Annuity Payments if both the Variable Annuitant and the secondary variable annuitant died after the second Annuity Payment Date but before the third Annuity Payment Date, and so forth.

   FIFTH OPTION-PAYMENTS FOR A DESIGNATED PERIOD. An amount payable monthly to the Variable Annuitant for a number of years which may be from one to 30 (as selected by the Contract Owner in electing this Option). At the death of the Variable Annuitant, payments will be continued to the Beneficiary for the remaining period. The cash value under this Settlement Option is the then present value of the current dollar amount of any unpaid Annuity Payments certain. A Contract under which Annuity Payments are being made under this Settlement Option may be redeemed in whole or in part (but, if in part, not less than $500) at any time by the Contract Owner for the aforesaid cash value of the part of the Contract redeemed. See "Redemption," above.

   It should be noted that, while this Option does not involve a life contingency, charges for annuity rate assurances, which include a factor for mortality risks, are included in the computation of Annuity Payments due under this Option. Further, although not contractually required to do so, The Franklin currently follows a practice, which may be discontinued at any time, of permitting persons receiving Annuity Payments under this Option to elect to convert such payments to a Variable Annuity involving a life contingency under the First, Second, Third or Fourth Options above if, and to the extent, such other Options are otherwise available to such person.

   SIXTH OPTION-PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. The amount due will be paid to the Variable Annuitant in equal annual, semiannual, quarterly or monthly Annuity Payments of a designated dollar amount (not less than $75 a year per $1,000 of the original amount due) until the remaining balance (adjusted each Valuation Period by the Net Investment Factor for the period) is less than the amount of one Annuity Payment, at which time such balance will be paid and will be the final Annuity Payment under this Option. Upon the death of the Variable Annuitant, payments will be continued to the Beneficiary until such remaining balance is paid. The cash value under this Settlement Option is the amount of proceeds then remaining with The Franklin. A Contract under which Annuity Payments are being made under this Settlement Option may be redeemed at any time by the Contract Owner for the aforesaid cash value.

   Annuity Payments made under the Sixth Option may, under certain circumstances, be converted into a Variable Annuity involving a life contingency. See the last paragraph under the Fifth Option, above, which applies in its entirety to the Sixth Option as well.

   SEVENTH OPTION-INVESTMENT INCOME. The amount due may be left on deposit with The Franklin in its general account and a sum will be paid annually, semiannually, quarterly or monthly, as selected by the Contract Owner in electing this Option, which shall be equal to the net investment rate of 3% stipulated as payable upon fixed-dollar amounts for the period multiplied by the amount remaining on deposit. Upon the death of the Variable Annuitant, the aforesaid payments will be continued to the Beneficiary. The sums left on deposit with The Franklin may be withdrawn at any time.

   Periodic payments received under this Option may be treated like interest for federal income tax purposes. Interest payments are fully taxable and are not subject to the general rules applicable to the taxation of annuities described in "Federal Income Tax Status," below. Persons contemplating election of this Seventh Option are advised to consult a qualified tax advisor concerning the availability and tax effect of its election.

C.  ANNUITY PERIOD

   1. ELECTING ANNUITY PAYMENTS AND SETTLEMENT OPTION; COMMENCEMENT OF ANNUITY PAYMENTS

   (a)  DEFERRED VARIABLE ANNUITY CONTRACTS

   A Contract Owner selects a Settlement Option and an initial Annuity Payment Date prior to the issuance of the Deferred Variable Annuity Contract, except that Qualified Contracts issued in connection with qualified pension and profit-sharing plans (including H.R. 10 Plans) under Section 401(a) of the Code and annuity plans (including H.R. 10 Plans) under Section 403(a) of the Code provide for Annuity Payments to commence at the date and under the Settlement Option specified in the plan. The Contract Owner may defer the initial Annuity Payment Date and continue the Contract to a date not later than the Contract Anniversary on which the attained age of the Variable Annuitant is 75 unless the provisions of the Code or any governing Qualified Plan require Annuity Payments to commence at an earlier date. See "Limitations on Settlement Options" in the Statement of Additional Information. The Franklin will require satisfactory proof of age of the Variable Annuitant prior to the initial Annuity Payment Date.

   (b)  IMMEDIATE VARIABLE ANNUITY CONTRACTS

   The Franklin offers three forms of Immediate Variable Annuity Contracts: the life annuity, the life annuity with 120, 180 or 240 monthly payments certain and the joint and last survivor life annuity. For a description of these forms of annuity, see the First, Second and Fourth Options under "Settlement Options," above.

   Under an Immediate Variable Annuity, the first Annuity Payment is made to the Variable Annuitant one month after the Effective Date of the Contract, unless the period selected by the Contract Owner for the frequency of Annuity Payments is more than one month, in which case the first Annuity Payment will be made after a period equal to the period so selected from the Effective Date (subject in every case to the survival of the Variable Annuitant, except in cases where a guaranteed payment period is provided).

   2.  THE ANNUITY UNIT

   The Annuity Unit is a measure used to value the First Option (including the automatic life annuity) and the Second, Third, Fourth and Fifth Options, if elected, on a variable basis.

   The value of the Annuity Unit as of July 1, 1981 was fixed at $1.00 and for each day thereafter is determined by multiplying the value of the Annuity Unit on the preceding day by the "Annuity Change Factor" for the Valuation Period ending on the tenth preceding day or by 1.0 if no Valuation Period ended on the tenth preceding day. The "Annuity Change Factor" for any Valuation Period is equal to the amount determined by dividing the Net Investment Factor for that Valuation Period by a number equal to 1.0 plus the interest rate for the number of calendar days in such Valuation Period at the effective annual rate of 3-1/2%. The division by 1.0 plus an interest factor of 3-1/2% in calculating the Annuity Change Factor is effected in order to cancel out the assumed net investment rate of 3-1/2% per year which is built into the annuity tables specified in the Contract. See "Determination of Amount of First Monthly Annuity Payment (Deferred Variable Annuity Contracts Only)," below, and "Assumed Net Investment Rate," below.

   Annuity Units are valued in respect of each Annuity Payment Date as of a Valuation Date not less than 10 days prior to the Annuity Payment Date in question in order to permit calculation of amounts of Annuity Payments and mailing of checks in advance of their due dates.

   3. DETERMINATION OF AMOUNT OF FIRST MONTHLY ANNUITY PAYMENT (DEFERRED VARIABLE ANNUITY CONTRACTS ONLY)

   When Annuity Payments commence under a Deferred Variable Annuity Contract, the value of the Contract Owner's account is determined as the product of the value of an Accumulation Unit on the first Annuity Payment Date and the number of Accumulation Units credited to the Contract Owner's account as of such Annuity Payment Date.

   The Contract utilizes tables indicating the dollar amount of the first monthly Annuity Payment under each Settlement Option for each $1,000 of Cash Value of the Contract. The first monthly Annuity Payment varies according to the Settlement Option selected (see "Settlement Options," above) and the "adjusted age" of the Variable Annuitant. The first monthly Annuity Payment may also vary according to the sex of the Variable Annuitant. See "Annuity Payments," above. (The Contracts provide for age adjustment based on the year of birth of the Variable Annuitant and any joint Variable Annuitant; a person's actual age when Annuity Payments commence may not be the same as the "adjusted age" used in determining the amount of the first Annuity Payment.)

   For Contracts utilizing sex-distinct annuity tables, the tables for the First, Second, Third and Fourth Options are determined from the Progressive Annuity Table assuming births in the year 1900 and a net investment rate of 3-1/2% a year. The tables for the Fifth Option are based on a net investment rate of 3% for the General Account and 3-1/2% for the Separate Account. The total first monthly Annuity Payment is determined by multiplying the number of thousands of dollars of Cash Value of the Contract Owner's Contract by the amount of the first monthly Annuity Payment per $1,000 of value from the tables in the Contract.

   The amount of the first monthly Annuity Payment, determined as above, is divided as of the initial Annuity Payment Date by the value of an Annuity Unit to determine the number of Annuity Units represented by the first Annuity Payment. Annuity Units are valued as of a Valuation Date not less than 10 days prior to the initial Annuity Payment Date, pursuant to the procedure discussed under "The Annuity Unit," above. Thus, there will be a double effect of the investment experience of the Fund during the 10-day period referred to in the preceding sentence, since that experience will be included (as part of the value of an Accumulation Unit) in valuing the Contract Owner's Contract on the initial Annuity Payment Date and (as part of the changes in value of an Annuity Unit) in determining the second monthly Annuity Payment. Also, the number of Annuity Units (and hence the amount of Annuity Payments) will be affected by the net asset values of the Fund approximately 10 days prior to the initial Annuity Payment Date even though changes in those net asset values have occurred during that 10-day period, and even though the value of the Accumulation Units used to determine the Cash Value of the Contract will reflect those changes. See "Amount of Second and Subsequent Monthly Annuity Payments (Deferred Variable Annuity Contracts Only)," immediately below.

   Each Contract contains a provision that the first monthly Annuity Payment will not be less than 103% of the first monthly Annuity Payment available under a then currently issued Immediate Variable Annuity of The Franklin if a single Stipulated Payment were made equal to the value which is being applied under the Contract to provide annuity benefits. This provision assures the Variable Annuitant that if at the initial Annuity Payment Date the annuity rates then applicable to new Immediate Variable Annuity Contracts are significantly more favorable than the annuity rates provided in his or her Contract, the Variable Annuitant will be given the benefit of the new annuity rates.

   4. AMOUNT OF SECOND AND SUBSEQUENT MONTHLY ANNUITY PAYMENTS (DEFERRED VARIABLE ANNUITY CONTRACTS ONLY)

   The number of Annuity Units credited to a Contract on the initial Payment Date remains fixed during the annuity period, and as of each subsequent Annuity Payment Date the dollar amount of the Annuity Payment is determined by multiplying this fixed number of Annuity Units by the then value of an Annuity Unit.

   5. DETERMINATION OF AMOUNT OF ANNUITY PAYMENTS (IMMEDIATE VARIABLE ANNUITY CONTRACTS ONLY)

   In the case of Immediate Variable Annuities, the number of Annuity Units per month purchased is specified in the Contract. The number of such units is determined by: (1) multiplying the net single Stipulated Payment (after deductions for administrative expenses and premium taxes) by the applicable annuity factor from the annuity tables then used by The Franklin for Immediate Variable Annuity Contracts, and
(2) dividing such product by the value of the Annuity Unit as of the date of issue of the Contract. This number of Annuity Units remains fixed for each month during the annuity period, and the dollar amount of the Annuity Payment is determined as of each Annuity Payment Date by multiplying this fixed number of Annuity Units by the value of an Annuity Unit as of each such Annuity Payment Date.

   Annuity Units are valued as of a Valuation Date not less than 10 days prior to the Effective Date of the Contract, pursuant to the procedure discussed under "The Annuity Unit," above. Thus, the number of Annuity Units (and hence the amount of the Annuity Payments) will be affected by the net asset value of the Fund approximately 10 days prior to the Effective Date of the Contract, even though changes in those net asset values have occurred during that 10-day period.

   As of the date of this Prospectus, The Franklin was using, in connection with the determination of the number of Annuity Units per month purchased under Immediate Variable Annuity Contracts, the 1955 American Annuity Table with assumed 4-1/2% interest, the purchase rates in such table being increased by 0.5% (which percentage is decreased 0.2% for each year of age at the Effective Date in excess of 70 years for male Variable Annuitants and in excess of 75 years for female Variable Annuitants). However, in lieu of such table, The Franklin will provide "unisex" annuity rate tables for use under Contracts purchased in connection with employer-related plans subject to the decision of the Supreme Court in ARIZONA GOVERNING COMMITTEE v. NORRIS. See "Annuity Payments," above.

   The Annuity Change Factors used by The Franklin for Immediate Variable Annuity Contracts assume a net investment rate of 3-1/2%.

   6.  ASSUMED NET INVESTMENT RATE

   The objective of a Variable Annuity Contract is to provide level Annuity Payments during periods when the economy, price levels and investment returns are relatively stable and to reflect as increased Annuity Payments only the excess investment results flowing from inflation, increases in productivity or other factors increasing investment returns. The achievement of this objective will depend in part upon the validity of the assumption in the annuity factor that a 3-1/2% net investment rate would be realized in the periods of relative stability assumed. A higher rate assumption would mean a higher initial Annuity Payment but a more slowly rising series of subsequent Annuity Payments in the event of a rising actual investment rate (or a more rapidly falling series of subsequent Annuity Payments in the event of a lower actual investment rate). A lower assumption would have the opposite effect. If the actual net investment rate is at the annual rate of 3-1/2%, the Annuity Payments under Contracts whose Annuity Payments are measured by Annuity Units will be level.

                   INVESTMENT POLICIES AND RESTRICTIONS OF THE FUND

   The long-term compounding of income from investments in a diversified portfolio of short-term money market securities yielding a high level of current income to the extent consistent with preservation of capital and the maintenance of liquidity is the primary investment objective of the Fund. This objective does not necessarily require investment in long-term securities since the nature of annuity contracts themselves connotes a long-term relationship; the continual retention and reinvestment of proceeds from matured short-term securities provides the long-term compounding of income. The Board of Managers of the Fund has determined that, in keeping with the primary investment objective of investing in short-term money market securities, at least 80% of the Fund's portfolio will be invested in securities having maturities or remaining maturities of one year or less and not more than 20% will be invested in securities having maturities or remaining maturities of between one and two years. The Board of Managers of the Fund will give consideration to the creditworthiness of the issuers of all money market securities in which the Fund proposes to invest prior to such investment. The Fund's investment authority is also limited by regulations of the Securities and Exchange Commission. See "Legal Restrictions," below.

   The following investment policies summarize the instruments in which the Fund may invest in order to achieve its primary investment objective, all of which will be in United States dollar obligations:

   (a)  OBLIGATIONS OF THE UNITED STATES GOVERNMENT AND ITS AGENCIES:
Obligations issued by or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities. These include a variety of securities issued by the United States Treasury which are direct obligations of the United States Government and which differ only in their interest rates, maturities and times of issuance. Treasury Bills have a maturity of one year or less, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than five years. These also include securities issued or guaranteed by United States Government agencies or instrumentalities such as the Federal Home Loan Mortgage Corporation, Federal Home Loan Bank, Federal National Mortgage Association, Government National Mortgage Association and the Farmers Home Administration. Some obligations of United States Government agencies and instrumentalities are supported by the full faith and credit of the United States Treasury; others, by the right of the issuer or guarantor to borrow from the United States Treasury; while still others are supported only by the credit of the agency or instrumentality. Accordingly, depending upon the particular obligations of United States agencies and instrumentalities purchased, at any given time the Fund's investment in these obligations may be supported only by the credit of such agencies or instrumentalities.

   (b) BANK OBLIGATIONS: Negotiable time deposits, negotiable certificates of deposit (including certificates of deposit issued by London branches of United States banks- "Eurodollar C.D.'s"), bankers' acceptances, and short-term notes of banks (domestic or Canadian) having total assets in excess of one billion dollars (U.S.) as of the date of their most recently published financial statements (including foreign branches of domestic banks). While normally these large domestic banks will be members of the Federal Reserve System and have deposits insured by the Federal Deposit Insurance Corporation, these are not investment requirements. Accordingly, the securities purchased by the Fund and issued by domestic banks may or may not be insured by the Federal Deposit Insurance Corporation, or, if insured, may not be insured for the full amount purchased. (The purchase of obligations issued by foreign branches of domestic banks, including Eurodollar C.D.'s, and by Canadian banks involves investment considerations that are different in some respects from those associated with obligations of domestic issuers, including the possible imposition of withholding taxes on interest income or exchange controls, expropriation, confiscatory taxation, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations, limitations on the removal of funds, or other adverse political or economic developments. In addition, it may be more difficult to obtain and enforce a judgment against a Canadian bank or foreign branch of a domestic bank. To the extent the Fund purchases Eurodollar C.D.'s, consideration will be given to their marketability and possible restrictions on international currency transactions.) Eurodollar C.D.'s will be considered to be one industry for the purpose of the fundamental restrictions set out below, and thus no more than 25% of the Fund's assets at the time of purchase will be invested in Eurodollar C.D.'s.

   (c) SAVINGS ASSOCIATION OBLIGATIONS: Negotiable time deposits, negotiable certificates of deposit, and other short-term notes of domestic mutual savings banks and savings and loan associations having total assets in excess of one billion dollars (U.S.) as of the date of their most recently published financial statements. The deposits of these savings associations may or may not be insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Accordingly, the securities purchased by the Fund and issued by savings associations may or may not be insured, or, if insured, may not be insured for the full amount purchased.

   (d) COMMERCIAL PAPER: Short-term obligations of domestic issuers which at the time of investment are (i) rated A-1 or A-2 by Standard & Poor's Corporation or Prime-1 or Prime-2 by Moody's Investors Service, Inc., or (ii) if not rated, issued by a company which at the date of investment has any outstanding debt securities rated at least AA by Standard & Poor's or Aa by Moody's. (See Appendix for an explanation of these ratings.) Commercial paper obligations may include variable amount master demand notes which are obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is typically a large industrial or finance company which also issues commercial paper. Generally these notes provide that the interest rate is set daily by the borrower; the rate is usually the same or similar to the interest rate on commercial paper being issued by the borrower. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at the face value, plus accrued interest, at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund considers earning power, cash flow and other liquidity ratios of the issuer. The Fund will only invest in master demand notes of domestic issuers. If master demand notes are rated by credit rating agencies, the Fund will invest in them only if such notes meet the Fund's rating standards for investment in all commercial paper, described above. If master demand notes are not rated, the Fund will invest in such notes only if the issuer thereof has, at the date of investment, any outstanding debt securities rated at least AA by Standard & Poor's or Aa by Moody's. The Fund does not have any specific limits on the amount it may invest in master demand notes. (See Appendix for an explanation of these ratings.)

   (e) OTHER CORPORATE DEBT SECURITIES: Other marketable, nonconvertible corporate debt securities of domestic issuers, including bonds and debentures, which at the time of purchase have two years or less remaining to maturity and are rated at least AA by Standard & Poor's or Aa by Moody's. (See Appendix for an explanation of these ratings.)

   (f) CANADIAN GOVERNMENT SECURITIES: United States dollar denominated securities, such as bonds and Treasury bills, issued or guaranteed by the Government of Canada, a province of Canada, or their instrumentalities or political subdivisions. Some of these securities may be supported by the full faith and credit of the Canadian Government while others may be supported only by the credit of the province, instrumentality or political subdivision. Accordingly, depending upon the particular securities issued by Canadian provinces, instrumentalities or political subdivisions purchased, at any given time the Fund's investment in these securities may be supported only by the credit of such provinces, instrumentalities or political subdivisions. See "Bank Obligations" above regarding investment considerations involving Canadian issues.

   (g) REPURCHASE AGREEMENTS: A short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and at a set price, thereby determining the yield during the purchaser's holding period. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. The Fund may enter into repurchase agreements with a member bank of the Federal Reserve System or a United States securities dealer. The Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its total net assets would then be so invested-considering only the remaining days to maturity of existing repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt securities and are considered to be loans under the Investment Company Act of 1940. The underlying securities could be any of those described above (normally securities of the United States Government or its agencies and instrumentalities).

   In addition, the Fund may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value of the securities loaned is maintained by the borrower with the Fund. During the time such securities are on loan, the borrower will pay the Fund any income accruing thereon and the Fund may invest the cash collateral and earn additional income or the Fund may receive an agreed-upon fee from the borrower who has delivered equivalent collateral. Loans will be subject to termination at the Fund's or the borrower's option. The Fund will retain all rights of beneficial ownership as to the loaned portfolio securities, including voting rights and rights to distributions, and will have the right to regain record ownership of loaned securities to exercise such beneficial rights. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

   The Board of Managers of the Fund has set guidelines and standards for review of investments in repurchase agreements and the creditworthiness of the seller thereof, and monitors the actions of the Fund's investment advisor in entering into repurchase agreements. Repurchase agreements may involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the collateral, decline in collateral value and loss of interest.

   The Fund will make portfolio investments primarily in anticipation of or in response to changing economic and money market conditions and trends. Investment yields on relatively short-term obligations such as will compromise the Fund's portfolio are subject to substantial and rapid fluctuation. The value of the Fund's assets generally will vary inversely to changes in interest rates. If interest rates increase after a security is purchased, the security, if sold, may return less than its cost. Thus, current yield levels should not be considered representative of yields for any future period of time. Because of the variability of interest rates and the risks inherent in investing in money market securities, including those risks discussed above with respect to securities of foreign branches of domestic banks and of Canadian banks, there can be no assurance that the Fund's investment objective will be attained. In addition, to the extent that investments are made in instruments of non-governmental issuers (and of governmental issuers, except those instruments backed by the full faith and credit of that government), these assets, despite their favorable credit ratings, are subject to some risk of default. Moreover, should many Contract Owners redeem their Contracts or transfer from the Fund to some other annuity product of The Franklin at about the same time, the Fund might have to sell portfolio securities at a time when it would be disadvantageous to do so, and at a lower price than if such securities were held to maturity. There can be no assurance that the Cash Value of the Contracts during the years prior to the Variable Annuitant's initial Annuity Payment Date or the aggregate amount received during the years following the initial Annuity Payment Date will equal or exceed the Stipulated Payments made under the Contracts.

   Except as limited by the fundamental investment restrictions below, the foregoing investment policies are not fundamental and the Board of Managers of the Fund may change such policies without approval of the Contract Owners. However, the primary investment objective is fundamental and may not be changed without such approval.

   The following are the fundamental investment restrictions applicable to the
Fund:

   (1) The Fund will not concentrate its investments in any one industry or group of related industries, and no more than 25% of the value of the Fund's assets at the time of purchase will be invested in any one industry or group of related industries, except that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, or in bankers' acceptances, repurchase agreements or certificates of deposit of domestic banks. For purposes of this restriction, telephone, gas and electric utilities each shall be considered a separate industry. In addition, banks, savings associations, personal credit institutions, business credit institutions and insurance companies shall each be considered a separate industry.

   (2) The Fund will not issue senior securities, except that the Fund may borrow money as set forth in paragraph (3), below.

   (3) The Fund will not borrow money except for temporary or emergency purposes, and any such borrowings will not be used to purchase investment securities and will not exceed 5% of the value of the Fund's assets; provided, however, that the Fund may borrow money up to one-third of its assets, not to increase its income but to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. So long as such borrowings exceed 5% of the value of the Fund's assets, the Fund will not make any new investments. In addition, to the extent such borrowings exceed the 5% limit and cause a subsequent reduction of the required asset coverage, the Fund will reduce the amount of its borrowings to comply with the appropriate asset coverage required under the Investment Company Act of 1940.

   (4) The Fund will not pledge, hypothecate, mortgage or otherwise encumber its assets except in an amount not in excess of 15% of the value of its assets to secure borrowings made in accordance with investment restriction (3) above.

   (5) The Fund will not underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if sold, it might be deemed to be an underwriter for purposes of the Securities Act of 1933. No such securities will be acquired except where parties other than the Fund shall have agreed to bear any and all costs of registration under the Securities Act of 1933. (However, it should be noted that even though an agreement to register has been obtained, enforcement of such an agreement may prove unfeasible or may involve delays which could adversely affect the Fund's ability to resell such securities or the price at which such securities might be resold.) No more than 10% of the value of the Fund's assets will at any time be invested in such securities.

   (6) The Fund will not engage in the purchase and sale of interests in real estate, except that the Fund may engage in the purchase and sale of money market securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (7) The Fund will not engage in the making of loans to other persons, except that the Fund may acquire qualified debt obligations or other money market securities and enter into repurchase agreements referred to above (provided, however, that the aggregate value of repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's total assets), and may lend its portfolio securities (provided that such loans do not in the aggregate exceed 20% of the value of the Fund's assets) if such loans are made according to the guidelines of the Securities and Exchange Commission and the Board of Managers of the Fund, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

   (8) The Fund will not engage in the purchase or sale of commodities or commodity contracts or invest in oil, gas or other mineral exploration or development programs.

   (9) The Fund will not purchase securities (other than under repurchase agreements of not more than seven days' duration-considering only the remaining days to maturity of each existing repurchase agreement-or master demand notes) for which there exists no readily available market, or for which there are legal or contractual restrictions on resale (excepting from this restriction securities that are subject to such resale restrictions but which, in the judgment of The Franklin, are readily redeemable on demand), if as a result of any such purchase, more than 10% of the value of the Fund's assets would be invested in such securities.

   (10) The Fund will not purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

   (11) The Fund will not make short sales of securities or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

   (12) The Fund will not purchase the securities of any one issuer, other than obligations issued or guaranteed by the United States Government and its agencies or instrumentalities, if such purchase would cause more than 5% of the Fund's assets to be invested in the securities of such issuer, except that up to 25% of the Fund's total assets taken at current value may be invested without regard to such 5% limitation.

   (13) The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer, other than obligations issued or guaranteed by the United States Government and its agencies or instrumentalities (for this purpose, all indebtedness of an issuer shall be deemed a single class); except that up to 25% of the Fund's total assets taken at current value may be invested without regard to such 10% limitation.

   The primary investment objective and the fundamental investment restrictions stated above may not be changed without approval by a vote of a majority of the votes available to the Contract Owners. This means that the objective or restrictions in question may not be changed without the approval of the lesser of (a) the Contract Owners holding 67% or more of the voting power of the Contract Owners present or represented at a meeting if Contract Owners holding more than 50% of the total voting power of all Contract Owners in the Fund are present or represented by proxy, or (b) Contract Owners holding more than 50% of the total voting power of all Contract Owners in the Fund.

   The following investment restrictions are not fundamental and may be changed by action of the Board of Managers of the Fund:

   (14) All securities in which the Fund invests shall be permissible for the Fund under the Illinois Insurance Code. The Illinois Insurance Code provides that investments of a separate account, like the Fund, are free of the restrictions or provisions generally applicable to insurance companies under that Code, and does not currently provide any special investment restrictions applicable to separate accounts. However, no investment permitted under the Illinois Insurance Code is thereby exempted from the other investment restrictions specified under this caption.

   (15) The Fund will not invest in companies for the purpose of exercising control or management.

   (16) The Fund will not invest in the securities of other investment companies.

   (17) The Fund will not invest more than 5% of the value of its assets in securities of issuers (other than issuers of United States agency securities) which, with their predecessors, have a record of less than three years' continuous operation.

   If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or net assets will not be considered a violation.

LEGAL RESTRICTIONS

   The Securities and Exchange Commission imposes restrictions on the investment authority of money market funds, such as the Fund, which are more restrictive than the policies and restrictions of the Fund described above. In general, such restrictions provide that a money market fund may not purchase any instrument with a remaining maturity greater than 13 months or maintain a dollar-weighted average portfolio maturity which exceeds ninety days. In addition, money market funds are limited to making investments in United States dollar-denominated investments which its board of directors determines present minimal credit risk and which are at the time of acquisition rated (or which have been issued by an issuer that has been rated) in one of the two highest rating categories by at least two national rating agencies or, if unrated, that the money market fund's board of directors determines are of comparable quality to a security so rated. Money market funds are also generally prohibited from acquiring a security if, after such acquisition, (i) more than 5% of the money market fund's assets would be invested in the securities of the issuer of the acquired security, or (ii) if the acquired security is not rated in the highest category by at least two national rating agencies or is not an unrated security of comparable quality, more than 1% of the money market fund's assets would be invested in the securities of the issuer of the acquired security or more than 5% of the money market fund's assets would be invested in securities that are not rated in the highest category by at least two national rating agencies or that are not of comparable quality. The foregoing percentage restrictions do not apply to securities issued or guaranteed as to principal by the United States or by an instrumentality of the United States and such securities may be purchased with remaining maturities of up to two years. The acquisition of a security that is rated by only one national rating agency must be approved by the money market fund's board of directors.

SPECIAL INVESTMENT CONSTRAINTS

   The amount of assets that the Fund may invest in the securities of any one issuer is restricted by the Fund's fundamental investment restrictions and the regulations of the Securities and Exchange Commission and the Internal Revenue Service. See "Federal Income Tax Status - The Contracts: Non-Qualified Plans," below. Under the most restrictive of these provisions, the Fund generally may not invest more than 5% of its assets in the securities of any issuer, except that it may invest up to 55% of its assets in securities issued or guaranteed as to principal by the United States government. It is anticipated that the combination of these restrictions and the relatively small and decreasing size of the Fund's assets will make it more difficult for the Fund's investment adviser to secure appropriate commercial paper investments, which have historically constituted a substantial portion of the Fund's investments. As of December 31, 1997, the Fund's total assets were $1,921,249 (compared to total assets of $1,968,663 as of June 30, 1997 and total assets of $2,001,016 as of December 31, 1996), and the maximum amount that the Fund was permitted to invest in the commercial paper of any one issuer was approximately $96,062. Due to market conditions, it is more difficult to purchase an issue of commercial paper in an amount less than $100,000. It is possible that the shrinking pool of commercial paper investments available to the Fund due to its size may impair the future investment performance of the Fund.

                              FEDERAL INCOME TAX STATUS

INTRODUCTION

   The Contracts are designed for use by individuals in connection with Qualified Plans or Non-Qualified Plans under the Code. The federal income tax treatment of the Contracts and payments received thereunder depends on various factors, including, among other factors, the tax status of The Franklin, the type of retirement plan or program in connection with which the Contracts are used and the form in which payments are received. The discussion of federal income taxes contained in this Prospectus, which focuses on rules applicable to Contracts purchased under this Prospectus, is general in nature and is based on existing federal income tax law, which is subject to change. The tax discussion is not intended as tax advice. The applicable federal income tax law is complex and contains many special rules and exceptions in addition to the general rules summarized herein. For these reasons, various questions about the applicable rules exist. Accordingly, each person contemplating the purchase of a Contract is advised to consult with a qualified tax advisor concerning federal income taxes and any other federal, state or local taxes that may be applicable.

THE FRANKLIN

   The Franklin is taxed as a "life insurance company" under the Code. Since the operations of the Fund are part of the overall operations of The Franklin, the Fund is subject to tax as part of The Franklin for federal income tax purposes. Thus, the Fund is not taxed separately as a "regulated investment company" under the Code.

   Under the Code a life insurance company like The Franklin is generally taxed at regular corporate rates, under a single-phase system, on its specially-computed life insurance company taxable income. Some special rules continue to apply, however, in the case of segregated asset accounts like the Fund.

   Investment income and realized capital gains on the assets of the Fund are reinvested by The Franklin for the benefit of the Fund and are taken into account in determining the value of Accumulation Units and Annuity Units. As a result, such income and gains are applied to increase reserves applicable to the Fund. Under the Code, no federal income tax is payable by The Franklin on such investment income or on realized capital gains of the Fund on assets held in the Fund. However, if changes in the federal tax laws or interpretations thereof result in The Franklin being taxed on income or gains attributable to the Fund, then The Franklin may impose a charge against the Fund (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

THE CONTRACTS: QUALIFIED PLANS

   The manner in which payments received under a Contract are taxed for federal income tax purposes depends on the form of payment. If payments are received in the form of an annuity, then, in general, under Section 72 of the Code, such payment is taxable to the recipient as ordinary income to the extent that such payment exceeds the portion, if any, of the cost basis of the Contract that is allocable to that payment. A payment received on account of partial redemption of an annuity contract generally is taxable in whole or part. The taxation of a partial redemption is governed by complex rules and a qualified tax advisor should be consulted prior to a proposed partial redemption. If the Variable Annuitant's life span exceeds his or her life expectancy, the Variable Annuitant's cost basis will eventually be recovered, and any payments made after that point will be fully taxable. If, however, the Annuity Payments cease after the initial Annuity Payment Date by reason of the death of the Variable Annuitant, the amount of any unrecovered cost basis in the Qualified Contract will generally be allowed as a deduction to the Variable Annuitant for his or her last taxable year.

   Generally, payment of the proceeds of a Qualified Contract in a lump sum instead of in the form of an annuity, either at or before maturity, also is taxable as ordinary income to the extent the lump sum exceeds the cost basis of the Qualified Contract. Taxation may be deferred, however, to the extent, if any, that "rollover" treatment is available and elected for a particular distribution.

   The Qualified Contracts are designed for use in connection with several types of Qualified Plans, as described generally below.

A. QUALIFIED PENSION, PROFIT-SHARING AND ANNUITY PLANS

   Under pension and profit-sharing plans that qualify under Section 401(a) of the Code and annuity purchase plans that qualify under Section 403(a) of the Code (collectively "Corporate Qualified Plans"), amounts contributed by an employer to the Corporate Qualified Plan on behalf of an employee and any gains thereon are not, in general, taxable to the employee until distribution. Generally, the cost basis of an employee under a Corporate Qualified Plan will equal the amount of non-deductible contributions, if any, that the employee made to the Corporate Qualified Plan. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant, or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

   The Code imposes an additional tax of 10% on the taxable portion of any early withdrawal from a Corporate Qualified Plan made by a Variable Annuitant before age 59-1/2, death, or disability. The additional income tax on early withdrawals will not apply however to certain distributions including (a) distributions beginning after separation from service that are part of a series of substantially equal periodic payments made at least annually for the life of the Variable Annuitant or the joint lives of the Variable Annuitant and his or her Beneficiary, and (b) distributions made to Variable Annuitants after attaining age 55 and after separating from service. Further, additional penalties may apply to distributions made on behalf of a "5-percent owner" (as defined by Section 416(i)(1)(B) of the Code).

   If a lump sum payment of the proceeds of a Contract qualifies as a "lump sum distribution" under the Code, special tax rules (including limited capital gain and income averaging treatment in some circumstances) may apply.


B. H.R. 10 PLANS (SELF-EMPLOYED INDIVIDUALS)

   Self-employed persons (including members of partnerships) are permitted to establish and participate in Corporate Qualified Plans under Sections 401(a) and 403(a) of the Code. Corporate Qualified Plans in which self-employed persons participate are commonly referred to as "H.R. 10 Plans."

   The tax treatment of annuity payments and lump sum payments received in connection with an H.R. 10 Plan is, in general, subject to the same rules described in "Qualified Pension, Profit-Sharing and Annuity Plans," immediately above. Some special rules apply, however, in the case of self-employed persons which, for example, affect certain "lump sum distribution" and "rollover" rules.

C. SECTION 403(b) ANNUITIES

   Section 403(b) of the Code permits public schools and other tax-exempt organizations described in Section 501(c)(3) of the Code to purchase annuity contracts for their employees subject to special tax rules.

   If the requirements of Section 403(b) are satisfied, amounts contributed by the employer to purchase an annuity contract for an employee, and any gains thereon, are not, subject to certain limitations, taxable to the employee until distributed to the employee. However, these payments may be subject to FICA (Social Security) taxes. Generally, the cost basis of an employee under a
Section 403(b) annuity contract will equal the amount of any non-deductible contributions the employee made toward the contract plus any employer contributions that were taxable to the employee because they exceeded excludable amounts.

   Federal tax law imposes limitations on distributions from Section 403(b) annuity contracts. Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement in connection with a Section 403(b) annuity contract will be permitted only (1) when an employee attains age 59-1/2, separates from service, dies or becomes totally and permanently disabled or (2) in the case of hardship. A withdrawal made in the case of hardship may not include income attributable to the contributions. However, these limitations generally do not apply to distributions which are attributable to assets held as of December 31, 1988. In general, therefore, contributions made prior to January 1, 1989, and earnings on such contributions through December 31, 1988, are not subject to these limitations. In addition, these limitations do not apply to contributions made other than by a salary reduction agreement. A number of questions exist concerning the application of these rules. Anyone considering a withdrawal from a Contract issued in connection with a Section 403(b) annuity plan should consult a qualified tax advisor.

   The 10% penalty tax on early withdrawals described under "Qualified Pension, Profit-Sharing and Annuity Plans," immediately above, also applies to Section 403(b) annuity contracts.

D. INDIVIDUAL RETIREMENT ANNUITIES

1.  SECTION 408(b) INDIVIDUAL RETIREMENT ANNUITIES

   Under Sections 408(b) and 219 of the Code, special tax rules apply to Individual Retirement Annuities. As described below, certain contributions to such annuities (other than Rollover Contributions) are deductible within certain limits and the gains on contributions (including Rollover Contributions) are not taxable until distributed. Generally, the cost basis in an Individual Retirement Annuity will equal the amount of non-deductible contributions (other than rollovers), if any, made to the Individual Retirement Annuity. Under special rules, all individual retirement plans will be treated as one plan for purposes of these rules.

   Section 408(b) sets forth various requirements that an annuity contract must satisfy before it will be treated as an Individual Retirement Annuity. Although final regulations that interpret some of these requirements have been adopted, other regulations have been proposed that interpret the additional requirement that, under a Section 408(b) Individual Retirement Annuity, the premiums may not be fixed. These proposed regulations, which contain certain ambiguities, may, of course, be changed before they are issued in final form. ACCORDINGLY, WHILE THE FRANKLIN BELIEVES THAT THE CONTRACTS OFFERED BY THIS PROSPECTUS MEET THE REQUIREMENTS OF SECTION 408(b), THE FINAL REGULATIONS AND THE CURRENTLY PROPOSED REGULATIONS THEREUNDER, THERE CAN BE NO ASSURANCE THAT THE CONTRACTS QUALIFY AS INDIVIDUAL RETIREMENT ANNUITIES UNDER SECTION 408(B) PENDING THE ISSUANCE OF COMPLETE FINAL REGULATIONS UNDER THAT CODE SECTION.

   Individuals who are not "active participants" in an employer-related retirement plan described in Section 219(g) of the Code will, in general, be allowed to contribute to an Individual Retirement Annuity and to deduct a maximum of $2,000 annually (or 100% of the individual's compensation if less). This deduction is phased out at certain income levels for individuals who are active participants in employer-related retirement plans. These income levels vary depending on an individual's marital and tax filing status and are scheduled to gradually increase in the future. Individuals who may not make deductible contributions to an Individual Retirement Annuity may, instead, make non-deductible contributions (up to the applicable maximum described above) on which earnings will accumulate on a tax-deferred basis. If the Individual Retirement Annuity includes non-deductible contributions, distributions will be divided on a pro rata basis between taxable and non-taxable amounts. Special rules apply if, for example, an individual contributes to an Individual Retirement Annuity for his or her own benefit and to another Individual Retirement Annuity for the benefit of his or her spouse.

   Individual Retirement Annuities are subject to limitations on the time when distributions must commence. In addition, the 10% penalty tax on early withdrawals described under "Qualified Pension, Profit-Sharing and Annuity Plans," above, also applies to Individual Retirement Annuities, except that the circumstances in which the penalty tax will not apply are different in certain respects. Further, for any year in which a Contract Owner borrows any money under or by use of the Individual Retirement Annuity, the Contract ceases to qualify under Section 408(b), and an amount equal to the fair market value of the Contract as of the first day of such year will be includible in the Contract Owner's gross income for such year.

   The sale of a Contract for use with an Individual Retirement Annuity may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with Individual Retirement Annuities will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the Individual Retirement Annuity or their purchase. A Qualified Contract issued in connection with an Individual Retirement Annuity will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with Individual Retirement Annuities.

2.  SECTION 408(k) SIMPLIFIED EMPLOYEE PENSIONS

   An Individual Retirement Annuity described in Section 408(b) of the Code that also meets the special requirements of Section 408(k) qualifies as a Simplified Employee Pension. Under a Simplified Employee Pension, employers may contribute to the Individual Retirement Annuities of their employees subject to the limitation in Section 408(j). An employee may exclude the employer's contribution on his or her behalf to a Simplified Employee Pension from gross income subject to certain limitations. Elective deferrals under a Simplified Employee Pension are to be treated like elective deferrals under a cash or deferred arrangement under Section 401(k) of the Code and are subject to a $7,000 limitation, adjusted for inflation. In general, the employee may also contribute and deduct an additional amount not in excess of the lesser of (a) $2,000 or (b) 100% of compensation, subject to the phaseout discussed above, if the Simplified Employee Pension meets the qualifications for an Individual Retirement Annuity.

   In general, except as stated in this section, the rules discussed in "Section 408(b) Individual Retirement Annuities," immediately above, apply to a Simplified Employee Pension.

THE CONTRACTS: NON-QUALIFIED PLANS

   In the case of Non-Qualified Contracts issued in connection with retirement or deferred compensation plans which are Non-Qualified Plans, the provisions of the Plan generally determine the tax treatment of Plan participants.

   For example, contributions to, or deferred compensation in connection with, Non-Qualified Plans may or may not be currently taxable to participants.

   Payments received under a Non-Qualified Contract are subject to tax under
Section 72 of the Code. If payments are received in the form of an annuity, then, in general, each payment is taxable as ordinary income to the extent that such payment exceeds the portion of the cost basis of the annuity contract that is allocable to that payment. Payment of the proceeds of an annuity contract in a lump sum either before or at maturity is taxable as ordinary income to the extent the lump sum exceeds the cost basis of the annuity contract. If the Variable Annuitant's life span exceeds his or her life expectancy, the Variable Annuitant's cost basis will eventually be recovered, and any payments made after that point will be fully taxable. If, however, the Annuity Payments cease after the initial Annuity Payment Date by reason of the death of the Variable Annuitant, the amount of any unrecovered cost basis in the Contract will generally be allowed as a deduction to the Variable Annuitant for his or her last taxable year.

   A payment received on account of a partial redemption of an annuity contract generally is taxable as ordinary income in whole or in part. Also, if prior to the initial Annuity Payment Date, (i) an annuity contract is assigned or pledged, or (ii) a Contract issued after April 22, 1987 is transferred without adequate consideration, then the amount assigned, pledged or transferred may similarly be taxable. Special rules may apply with respect to investments in a Contract made before August 14, 1982. Because the applicable tax treatment is complex, a qualified tax advisor should be consulted prior to a partial withdrawal, assignment, pledge, or contract transfer.

   Further, in general, in the case of a payment received under a Non-Qualified Contract, a penalty may be imposed equal to 10% of the taxable portion of the payment. However, the 10% penalty does not apply in various circumstances. For example, the penalty is generally inapplicable to payments that are: (i) made on or after age 59-1/2; (ii) allocable to investments in the Contract before August 14, 1982, (iii) made on or after the death of the holder; (iv) made incident to disability; (v) part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or the life expectancy) of the Variable Annuitant or the joint lives (or joint life expectancies) of the Variable Annuitant and his or her beneficiary; or (vi) made under a Contract purchased with a single premium and which has an annuity starting date commencing no later than one year from the purchase date of the annuity and which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period.

   A Non-Qualified Contract will not be treated as an annuity contract for purposes of certain Code sections, including Section 72, for any period (and any subsequent period) for which the investments made by the Fund attributable to such Non-Qualified Contract are not, in accordance with Code Section 817(h) and the Treasury regulations thereunder, adequately diversified. Although certain questions exist about the diversification standards, The Franklin believes that the Fund presently satisfies those standards and intends that the Fund will continue to be adequately diversified for those purposes.

   In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor [i.e., the Owner], rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no guidance has been issued.

   The ownership rights under the Contract are similar to, but different in certain respects from those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Fund. In addition, The Franklin does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Franklin therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Fund.

REQUIRED DISTRIBUTIONS

   In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Contract Owner dies on or after the annuity date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Contract Owner dies prior to the annuity date, the entire interest in the Contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Contract Owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

   The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Franklin intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

AGGREGATION OF CONTRACTS

     Under a provision of the federal tax law effective for annuity contracts entered into after October 21, 1988, all annuity contracts (other than contracts held in connection with Qualified Plans) issued by the same company (or affiliates) to the same contract owner during any calendar year will generally be treated as one annuity contract for the purpose of determining the amount of any distribution, not in the form of an annuity, that is includable in gross income. This rule may have the effect of causing more rapid taxation of the distributed amounts from such combination of contracts. It is not certain how this rule will be applied or interpreted by the Internal Revenue Service. In particular, it is not clear if or how this rule applies to Immediate Variable Annuity Contracts or "split" annuity arrangements. Accordingly, a qualified tax advisor should be consulted about the application and effect of this rule.

FUTURE LEGISLATION

   Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

INCOME TAX WITHHOLDING

   Withholding of federal income tax is generally required from distributions from Qualified Plans and Non-Qualified Plans, or Contracts issued in connection therewith, to the extent the distributions are taxable and are not otherwise subject to withholding as wages ("Distributions"). See "The Contracts:
Qualified Plans," above, and "The Contracts: Non-Qualified Plans," above, regarding the taxation of Distributions.

   Federal income tax is generally required to be withheld from all or any portion of a Distribution made on or after January 1, 1993 that constitutes an "eligible rollover distribution." An "eligible rollover distribution" generally includes any distribution from a qualified trust described in Section 401(a) of the Code, a qualified annuity plan described in Section 403(a) of the Code or a qualified annuity contract described in Section 403(b) of the Code except for (i) a distribution which is one of a series of substantially equal periodic instalments payable at least annually for the life (or over the life expectancy) of the Variable Annuitant or for the joint lives (or over the joint life expectancies) of the Variable Annuitant and his or her Beneficiary, or for a specified period of 10 years or more or (ii) a minimum distribution required pursuant to Section 401(a)(9) of the Code and (iii) an amount which is not includible in gross income (for example, the return of non-deductible contributions). Any eligible rollover distribution which is not rolled over directly from a Section 401(a) qualified trust, a Section 403(a) qualified annuity plan or a Section 403(b) qualified annuity contract to an "eligible retirement plan" is subject to mandatory federal income tax withholding in an amount equal to 20% of the eligible rollover distribution. An "eligible retirement plan" generally includes a qualified trust described in Section 401(a) of the Code, a qualified annuity plan described in Section 403(a) of the Code, an individual retirement account described in Section 408(a) of the Code or an Individual Retirement Annuity described in Section 408(b) of the Code. Mandatory federal income tax withholding is required even if the Variable Annuitant receives an eligible rollover distribution and rolls it over within 60 days to an eligible retirement plan. Federal income tax is not required to be withheld from any eligible rollover distribution which is rolled over directly from a qualified trust described in Section 401(a) of the Code, a qualified annuity plan described in Section 403(a) of the Code or a qualified annuity contract described in Section 403(b) of the Code to an eligible retirement plan.

   Except with respect to certain payments delivered outside the United States or any possession of the United States, federal income tax is not required to be withheld from any Distribution which does not constitute an eligible rollover distribution, if the Variable Annuitant or Beneficiary properly elects in accordance with the prescribed procedures not to have withholding apply. In the absence of a proper election not to have withholding apply, the amount to be withheld from a Distribution which is not an eligible rollover distribution depends upon the type of payment being made. Generally, in the case of a periodic payment which is not an eligible rollover distribution, the amount to be withheld from such payment is the amount that would be withheld therefrom under specified wage withholding tables if the payment were a payment of wages for the appropriate payroll period. In the case of a nonperiodic payment which is not an eligible rollover distribution, the amount to be withheld is generally equal to 10% of the amount of the Distribution.

   The applicable federal law pertaining to income tax withholding from Distributions is complex and contains many special rules and exceptions in addition to the general rules summarized above. Special rules apply, for example, if the Distribution is made to the surviving spouse of a Variable Annuitant or if the Distribution is an eligible rollover distribution from a qualified annuity contract under Section 403(b) of the Code. Any Variable Annuitant or Beneficiary considering a Distribution should consult a qualified tax advisor.

                                      MANAGEMENT

   The Fund is managed by a Board of Managers elected annually by the Contract Owners. The Board of Managers currently has four members. The members of the Board of Managers also serve as the Board of Managers of Franklin Life Variable Annuity Fund A and Franklin Life Variable Annuity Fund B, separate accounts of The Franklin having investment objectives of long-term appreciation of capital through investment appreciation and retention and reinvestment of income derived mainly from investments in equity securities, particularly common stocks. The assets of Fund A are held with respect to Variable Annuity contracts used in connection with certain qualified plans and trusts or individual retirement annuities accorded special tax treatment under the Code and those of Fund B are held with respect to Variable Annuity contracts used for retirement planning for individuals and not in connection with qualified plans and trusts, individual retirement annuities or employer-related plans that are accorded such special tax treatment.

  The affairs of the Fund are conducted in accordance with Rules and Regulations adopted by the Board of Managers. Under the Rules and Regulations, the Board of Managers is authorized to take various actions on behalf of the Fund, including the entry into contracts for the purpose of services with respect to the Fund under circumstances where the approval of such contracts is not required to be submitted to the Contract Owners. Subject to the authority of the Board of Managers, officers and employees of The Franklin are responsible for overall management of the Fund's business affairs.

                                     VOTING RIGHTS

   All Contract Owners will have the right to vote upon:

   (1) The initial approval of any investment management agreement and any amendment thereto.

   (2)  Ratification of an independent auditor for the Fund.

   (3) Any change in the primary investment objective or fundamental investment restrictions of the Fund.

   (4) Election of members of the Board of Managers of the Fund (cumulative voting is not permitted).

   (5) Termination of the investment management agreement (such termination may also be effected by the Board of Managers).

   (6)  Any other matter submitted to them by the Board of Managers.

   The number of votes which a Contract Owner may cast as to any Contract, except after the initial Annuity Payment Date, is equal to the number of Accumulation Units credited to the Contract. With respect to any Contract as to which Annuity Payments measured by Annuity Units have commenced, the Contract Owner may cast a number of votes equal to (i) the amount of the assets in the Fund to meet the Variable Annuity obligations related to such Contract, divided by (ii) the value of an Accumulation Unit. Accordingly, the voting rights of a Contract Owner will decline during the Annuity Payment period as the amount of assets in the Fund required to meet the Annuity Payments decreases and, in addition, will decline as the value of an Accumulation Unit increases. Fractional votes will be counted.

   An employee covered by an H.R. 10 Plan, if not the Contract Owner, will have the right to instruct the Contract Owner with respect to all votes attributable to the Qualified Contract. An employee covered by a Qualified Contract issued in connection with a qualified pension or profit-sharing plan described in Section 401 of the Code will have the right to instruct the Contract Owner with respect to votes attributable to his or her payments to the plan, if any, and, to the extent authorized by the terms of the plan, with respect to any additional votes under the Qualified Contract. If Annuity Payments are being made under an annuity to a person who is not a Contract Owner, that person will have the right to instruct the Contract Owner with respect to votes attributable to the amount of the assets in the Fund to meet the Annuity Payments related to the Contract.

   Qualified Contract Owners will cast votes with respect to which instructions have been received in accordance with such instructions. Votes with respect to which employees, Variable Annuitants or other persons to whom payments are being made under a Qualified Contract are entitled to instruct the Contract Owner, but for which the Contract Owner has received no instructions, shall be cast by the Contract Owner for or against each proposal to be voted on in the same proportion as votes for which instructions have been received by such Contract Owner. If no one is entitled to instruct the Contract Owner, or if the Contract Owner receives no instructions, all votes which the Contract Owner is entitled to cast may be cast at his or her sole discretion. Neither the Fund nor The Franklin has any duty to inquire as to the instructions received or the authority of the Contract Owner to cast such votes; except to the extent that the Fund or The Franklin has actual knowledge to the contrary, the votes cast by Contract Owners will be considered valid and effective as among the Fund, The Franklin and other persons having voting rights with respect to the Fund.

   Should assets be maintained in the Fund with respect to contracts other than those offered by this Prospectus, contract owners under such contracts would be entitled to vote, and their votes would be computed in a similar manner. Assets maintained by The Franklin in the Fund in excess of the amounts attributable to the Contracts or other contracts of The Franklin will entitle The Franklin to vote and its vote would be computed in a similar manner. The Franklin will cast its votes in the same proportion as the votes cast by Contract Owners and the owners of such other contracts.

   The number of votes which each Contract Owner may cast at a meeting shall be determined as of a record date to be chosen by the Board of Managers within 120 days of the date of the meeting. At least 20 days' written notice of the meeting will be given to Contract Owners of record. To be entitled to vote or to receive notice, a Contract Owner must have been such on the record date.

                            DISTRIBUTION OF THE CONTRACTS

   Franklin Financial Services Corporation ("Franklin Financial") serves as "principal underwriter" (as that term is defined in the Investment Company Act of 1940) for the Contracts pursuant to a Sales Agreement with the Fund. The Sales Agreement is described under "Distribution of The Contracts" in the Statement of Additional Information. Franklin Financial, located at #1 Franklin Square, Springfield, Illinois 62713, is organized under the laws of the State of Delaware and is a wholly-owned subsidiary of The Franklin.

   The Fund no longer offers new Contracts. Commissions are paid to registered representatives of Franklin Financial with respect to Stipulated Payments received by The Franklin under the Contracts to a maximum of 2% of such Stipulated Payments.

                                   STATE REGULATION

   As a life insurance company organized and operated under Illinois law, The Franklin is subject to statutory provisions governing such companies and to regulation by the Illinois Director of Insurance. An annual statement is filed with the Director on or before March 1 of each year covering the operations of The Franklin for the preceding year and its financial condition on December 31 of such year. The Franklin's books and accounts are subject to review and examination by the Illinois Insurance Department at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") periodically. The NAIC has divided the country into six geographic zones. A representative of each such zone may participate in the examination.

   In addition, The Franklin is subject to the insurance laws and regulations of the jurisdictions other than Illinois in which it is licensed to operate. Generally, the insurance departments of such jurisdictions apply the laws of Illinois in determining permissible investments for The Franklin.

   For certain provisions of Illinois law applicable to the Fund's investments, see "Investment Policies and Restrictions of the Fund," above.

                                  REPORTS TO OWNERS

   The Franklin will mail to the Contract Owner, at the last known address of record at the Home Office of The Franklin, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement showing the then Cash Value of his or her Contract.

                                 FUNDAMENTAL CHANGES

   Upon compliance with applicable law, including obtaining any necessary affirmative vote of Contract Owners in each case: (a) the Fund may be operated in a form other than as a "management company" under the Investment Company Act of 1940 (including operation as a "unit investment trust"); (b) the Fund may be deregistered under the Investment Company Act of 1940 in the event such registration is no longer required; or (c) the provisions of the Contracts may be modified to assure qualification under the pertinent provisions of the Code or to comply with other applicable federal or state laws. In the event of any such fundamental change, The Franklin may make appropriate amendments to the Contracts to give effect to such change or take such other action as may be necessary in this respect.

   The Board of Managers of the Fund, and the respective Board of Managers of each of Franklin Life Variable Annuity Fund A ("Fund A") and Franklin Life Variable Annuity Fund B ("Fund B"), have approved resolutions whereby Contract Owners will be asked during 1998 to approve or to disapprove an Agreement and Plan of Reorganization ("the Agreement") and related transactions (together, the Agreement and related transactions are the "Reorganization") whereby: (i) the Fund will be restructured into a single unit investment trust consisting of three subaccounts; (ii) the assets of each of the Fund, Fund A and Fund B will be liquidated and the proceeds transferred to one of the three subaccounts in the restructured Fund (so that the interests of Contract Owners and of Fund A and Fund B contract owners will continue as interests in the restructured Fund); and (iii) each subaccount will invest exclusively in shares of a specified mutual fund portfolio.

   Contract Owners will be provided with a proxy statement describing the Reorganization in detail. If the Reorganization is approved, then immediately following the consummation of the Reorganization, each Contract Owner will have an interest in a number of units in a subaccount of the restructured Fund having a value equal to the value of the Contract Owner's interest in a Fund immediately prior to the Reorganization.

                                 YEAR 2000 TRANSITION

   Like all financial services providers, The Franklin utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including banks, custodians, and investment managers that also may be affected. The Franklin and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that their service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on The Franklin. However, as of the date of this prospectus, it is not anticipated that Contract Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. The Franklin currently anticipates that its systems will be Year 2000 compliant on or about December 31, 1998, but there can be no assurance that The Franklin will be successful, or that interaction with other service providers will not impair The Franklin's services at that time.

                                  LEGAL PROCEEDINGS

   In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. The Franklin is a defendant in certain purported class action lawsuits. These claims are being defended vigorously by The Franklin. Given the uncertain nature of litigation and the early stages of this litigation, the outcome of these actions cannot be predicted at this time. The Franklin nevertheless believes that the ultimate outcome of all such pending litigation should not have a material adverse effect on the Fund or on The Franklin's financial position; however, it is possible that settlements or adverse determinations in one or more of these actions or other future proceedings could have a material adverse effect on The Franklin's results of operations for a given period. No provision has been made in the consolidated financial statements related to this pending litigation because the amount of loss, if any, from these actions cannot be reasonably estimated at this time.

   The Franklin is a party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions, such as Alabama, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, The Franklin believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Fund or on The Franklin's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama continues to increase and creates the potential for an unpredictable judgment in any given suit.

                                REGISTRATION STATEMENT

   A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Fund, The Franklin and the Contracts offered hereby. Statements contained in this Prospectus as to the content of Contracts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

            OTHER VARIABLE ANNUITY CONTRACTS; EFFECT OF NON-QUALIFICATION

   The Franklin may offer, under other prospectuses, other variable annuity contracts having interests in the Fund and containing different terms and conditions from those offered hereby.

   In the event that a plan intended to qualify as a Qualified Plan under the Code fails to meet the applicable qualification requirements under the Code (including Section 818(a)) or in the event a Qualified Plan ceases to qualify thereunder, The Franklin shall have the right, upon receiving notice of such non-qualification, to treat any such Contract issued in connection with such a plan as a Non-Qualified Contract participating in the Fund.

                                  YIELD INFORMATION

   In accordance with regulations adopted by the Securities and Exchange Commission, the Fund has computed an annualized yield and an effective yield for a seven-day period ending on the date of the Fund's most recent balance sheet. The annualized yield is computed by determining the net change, exclusive of realized gains and losses from the sale of investments, unrealized appreciation and depreciation on investments, and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the seven-day period (the "base period return") and multiplying this result by 365/7 to obtain an annualized yield. The annualized yield for the seven calendar day period ended December 31, 1997 was 3.93%. The effective yield is computed by compounding the base period return by adding one, raising the sum to a power equal to 365 divided by 7, and substracting one from the result. The effective yield for the seven calendar day period ended December 31, 1997 was 4.00%. The effective yield is higher because it represents a compound yield, i.e., it assumes that the increase in account value represented by the base period return is reinvested.


   Yield as determined with respect to a portfolio composed primarily of money market securities normally will fluctuate on a daily basis and is affected by changes in interest rates on money market securities, average portfolio maturities, the type and quality of portfolio securities held and the expenses of the Fund. Therefore, the yield for any given past period should not be considered as a representation of the yield for any future period.

   In addition, although yield information may be useful in reviewing the Fund's performance and in providing a basis for comparison with other investment alternatives, it should be kept in mind that the Fund's yield cannot be compared to the yield on bank deposits and other investments which pay fixed yields for a stated period of time and that other investment companies may calculate yield on additional bases. When comparing the yields of investment companies, consideration should be given to the quality and maturity of the portfolio of securities of each company as well as to the type of expenses incurred. In this connection, it should be noted that the accrued expenses of the Fund differ from those incurred under conventional money market funds that do not offer variable annuity contracts in that additional charges are made against the Fund relating to The Franklin's assumption of mortality and expense risks under the Contract. See "Mortality and Expense Risk Charge," above. In addition, the yield information contained herein does not reflect administration deductions from Stipulated Payments or deductions for premium taxes, which would reduce the yield and effective yield contained herein. Furthermore, unlike investments in conventional money market funds which may be held on a non-qualified basis by the investor, investment income earned by the Fund during the accumulation period is not currently taxable to holders of Contracts. See "Federal Income Tax Status," above.

               TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                          PAGE IN STATEMENT OF
                                                         ADDITIONAL INFORMATION
                                                         ----------------------
General Information . . . . . . . . . . . . . . . . . .              3
Investment Objectives . . . . . . . . . . . . . . . . .              3
Limitations on Settlement Options . . . . . . . . . . .              3
Management. . . . . . . . . . . . . . . . . . . . . . .              5
Investment Advisory and Other Services. . . . . . . . .              7
Distribution of The Contracts . . . . . . . . . . . . .              8
Portfolio Turnover and Brokerage. . . . . . . . . . . .              9
Safekeeper of Securities. . . . . . . . . . . . . . . .             10
Legal Matters . . . . . . . . . . . . . . . . . . . . .             10
Experts . . . . . . . . . . . . . . . . . . . . . . . .             10
Index to Financial Statements . . . . . . . . . . . . .            F-1

                            APPENDIX-DEBT SECURITY RATINGS

STANDARD & POOR'S CORPORATION-BOND RATINGS

   AAA-Highest grade. Capacity to pay principal and interest is extremely strong. AA-High grade. Capacity to pay principal and interest is very strong, and in the majority of instances these bonds differ from AAA issues only in a small degree. A-Strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

MOODY'S INVESTORS SERVICE, INC.-BOND RATINGS

   Aaa-Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa-High quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger. A-Upper medium grade. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

COMMERCIAL PAPER RATINGS

   A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. An A-1 rating (highest quality) by Standard & Poor's indicates that the degree of safety regarding timely repayment is strong. An A-2 rating indicates that capacity for timely payment is satisfactory, although the relative degree of safety is not as high as for issues designated A-1. An A-3 rating indicates adequate capacity for repayment but with more vulnerability to the adverse effects of changes in circumstances than obligations carrying the higher designations.

   Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Issuers (or institutions supplying credit support) rated Prime-1 (Moody's highest rating) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers (or institutions supplying credit support) rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers (or institutions supplying credit support) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

PROSPECTUS








FRANKLIN LIFE MONEY
MARKET VARIABLE
ANNUITY FUND C


INDIVIDUAL VARIABLE
ANNUITY CONTRACTS


ISSUED BY
THE FRANKLIN LIFE INSURANCE COMPANY
#1 FRANKLIN SQUARE
SPRINGFIELD, ILLINOIS 62713



--------------------------------------------------------------------------------
                          Complete and return this form to:


The Franklin Life Insurance Company
#1 Franklin Square
Springfield, Illinois 62713
Attention:  Box 1018
(800) 528-2011, extension 2591


Please send me the Statement of Additional Information dated April 30, 1998 for Franklin Life Money Market Variable Annuity Fund C.


--------------------------------------------------------------------------------
                                       (Name)


--------------------------------------------------------------------------------
                                       (Street)


--------------------------------------------------------------------------------
(City)                                 (State)                    (Zip Code)

--------------------------------------------------------------------------------

                                        INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                                       ISSUED BY



     FRANKLIN LIFE MONEY MARKET         THE FRANKLIN LIFE INSURANCE COMPANY
          VARIABLE ANNUITY                      #1 FRANKLIN SQUARE
               FUND C                      SPRINGFIELD, ILLINOIS 62713
                                             TELEPHONE (800) 528-2011






                         STATEMENT OF ADDITIONAL INFORMATION


   This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated April 30, 1998 relating to the offering of individual variable annuities for use as individual retirement annuities or in connection with trusts and retirement or deferred compensation plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. A copy of the Prospectus may be obtained by writing to The Franklin Life Insurance Company at the address set forth above (Attention:
Box 1018) or by calling (800) 528-2011, extension 2591.


--------------------------------------------------------------------------------

               THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ
                          AND RETAINED FOR FUTURE REFERENCE.


--------------------------------------------------------------------------------

       THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS APRIL 30, 1998.

                                  TABLE OF CONTENTS

                                                                         PAGE

     General Information . . . . . . . . . . . . . . . . . . . . . . . .   3

     Investment Objectives . . . . . . . . . . . . . . . . . . . . . . .   3

     Limitations on Settlement Options . . . . . . . . . . . . . . . . .   3

     Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5

     Investment Advisory and Other Services. . . . . . . . . . . . . . .   7

     Distribution of The Contracts . . . . . . . . . . . . . . . . . . .   8

     Portfolio Turnover and Brokerage. . . . . . . . . . . . . . . . . .   9

     Safekeeper of Securities. . . . . . . . . . . . . . . . . . . . . .   10

     Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . . .   10

     Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10

     Index to Financial Statements . . . . . . . . . . . . . . . . . . .   F-1

                                 GENERAL INFORMATION

   The individual variable annuity contracts offered by the Prospectus dated April 30, 1998 (the "Prospectus") are designed primarily to provide annuity payments which will vary with the investment performance of Franklin Life Money Market Variable Annuity Fund C (the "Fund"), a separate account which has been established by The Franklin Life Insurance Company ("The Franklin") under Illinois insurance law. Reference is made to the Prospectus, which should be read in conjunction with this Statement of Additional Information. Capitalized terms not otherwise defined in this Statement of Additional Information shall have the meanings designated in the Prospectus.

   American General Corporation ("American General") through its wholly-owned subsidiary, AGC Life Insurance Company ("AGC Life"), owns all of the outstanding shares of common stock of The Franklin. The address of AGC Life is American General Center, Nashville, Tennessee 37250-0001. The address of American General is 2929 Allen Parkway, Houston, Texas 77019-2155.

   American General is one of the largest diversified financial services organizations in the United States. American General's operating subsidiaries are leading providers of retirement services, consumer loans, and life insurance. The company was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.


   American General has advised the Fund that there was no person who was known to it to be the beneficial owner of 10% or more of the voting power of American General as of March 5, 1998.


                                INVESTMENT OBJECTIVES

   The investment objectives and policies of the Fund are described under "Investment Policies and Restrictions of the Fund" in the Prospectus.

                          LIMITATIONS ON SETTLEMENT OPTIONS

A.  LIMITATIONS ON CHOICE OF SETTLEMENT OPTION

   Described below are certain limitations on Settlement Options based on The Franklin's current understanding of the distribution rules generally applicable to Non-Qualified Contracts and to Qualified Contracts purchased for use as Individual Retirement Annuities or issued in connection with Section 403(b) annuity purchase plans. Various questions exist, however, about the application of the distribution rules to distributions from the Contracts and their effect on Settlement Option availability thereunder.

   The Internal Revenue Service has proposed regulations relating to required distributions from qualified plans, individual retirement plans, and annuity contracts under Section 403(b) of the Code. These proposed regulations may limit the availability of the Settlement Options in Contracts purchased for use as Individual Retirement Annuities or issued in connection with Section 403(b) annuity purchase plans. The proposed regulations are generally effective for calendar years after 1984; persons contemplating the purchase of a Contract should consult a qualified tax advisor concerning the effect of the proposed regulations on the Settlement Option or Options he or she is contemplating.

   FIRST OPTION-LIFE ANNUITY.   Under Qualified Contracts issued for use as
Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans, if the Variable Annuitant dies before Annuity Payments have commenced, this Option is not available to a Beneficiary unless distributions to the Beneficiary begin not later than one year after the date of the Variable Annuitant's death (except that distributions to a Beneficiary who is the surviving spouse of the Variable Annuitant need not commence earlier than the date on which the Variable

Annuitant would have attained age 70-1/2). If the surviving spouse of the Variable Annuitant is the Beneficiary and such surviving spouse dies before Annuity Payments to such spouse have commenced, the surviving spouse will be treated as the Variable Annuitant for purposes of the preceding rule.

   Under Non-Qualified Contracts, the limitations of the preceding paragraph (other than the parenthetical clause) apply.

   SECOND OPTION-LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN. Under Qualified Contracts issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans, this Option is not available unless the selected period does not extend beyond the life expectancy of the Variable Annuitant (or the life expectancy of the Variable Annuitant and his or her Beneficiary). Further, if the Variable Annuitant dies before Annuity Payments have commenced, this Option is not available to a Beneficiary unless
(i) the selected period does not extend beyond the life expectancy of the Beneficiary and (ii) the distribution to the Beneficiary commences not later than one year after the date of the Variable Annuitant's death (except that distributions to a Beneficiary who is the surviving spouse of the Variable Annuitant need not commence earlier than the date on which the Variable Annuitant would have attained age 70-1/2). If the surviving spouse of the Variable Annuitant is the Beneficiary and the surviving spouse dies before Annuity Payments to such spouse have commenced, the surviving spouse will be treated as the Variable Annuitant for purposes of the preceding sentence. This Option is also not available under Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans unless certain minimum distribution incidental benefit requirements of the proposed regulations are met.

   Under Non-Qualified Contracts the limitations of the second and third sentences of the preceding paragraph (other than the parenthetical clause) apply.

   THIRD OPTION-UNIT REFUND LIFE ANNUITY. This Option is not available under Qualfied Contracts issued for use as Individual Retirement Annuities. Also, under Qualified Contracts issued in connection with Section 403(b) annuity purchase plans, if the Variable Annuitant dies before Annuity Payments have commenced, this Option is not available to a Beneficiary unless distributions to the Beneficiary begin not later than one year after the date of the Variable Annuitant's death (except that distributions to a Beneficiary who is the surviving spouse of the Variable Annuitant need not commence earlier than the date on which the Variable Annuitant would have attained age 70-1/2). If the surviving spouse of the Variable Annuitant is the Beneficiary and such surviving spouse dies before Annuity Payments to such spouse have commenced, the surviving spouse will be treated as the Variable Annuitant for purposes of the preceding rule. This Option is also not available in connection with Section 403(b) annuity purchase plans unless certain minimum distribution incidental benefit requirements of the proposed regulations are met.

   Under Non-Qualified Contracts the limitations of the second and third sentences of the preceding paragraph (other than the parenthetical clause) apply.

   FOURTH OPTION-JOINT AND LAST SURVIVOR LIFE ANNUITY. Under Qualified Contracts issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans, this Option is not available unless the secondary variable annuitant is the spouse of the Variable Annuitant or unless certain minimum distribution incidental benefit requirements of the proposed regulations are met. Further, if the Variable Annuitant dies before Annuity Payments have commenced, this Option is not available to a Beneficiary under a Non-Qualified Contract or a Qualified Contract issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans.

   FIFTH OPTION-PAYMENTS FOR A DESIGNATED PERIOD. Under Qualified Contracts issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans, this Option is not available unless the limitations described in the Second Option, above, applicable to such Qualified Contracts, are satisfied, except that this Option is otherwise available to a Beneficiary where the Variable Annuitant dies before Annuity Payments have commenced, if the designated period does not exceed a period that terminates five years after the death of the Variable Annuitant or the substituted surviving spouse, as the case may be. In addition, this Option is not available if the number of years in the selected period over which Annuity Payments would otherwise be paid plus the attained age of the Variable Annuitant at the initial Annuity Payment Date would exceed 95.

   Under Non-Qualified Contracts this Option is not available to a Beneficiary where the Variable Annuitant dies before Annuity Payments have commenced, unless either the limitations described in the Second Option, above, applicable to such Non-Qualified Contracts are satisfied, or the selected period does not exceed a period that terminates five years after the death of the Variable Annuitant or the substituted surviving spouse, as the case may be.

   SIXTH OPTION-PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. This Option is not available under Qualified Contracts issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans. This Option also is not available to a Beneficiary under a Non-Qualified Contract where the Variable Annuitant dies before Annuity Payments have commenced, unless the amount selected results in a distribution period which either satisfies the limitations described in the Second Option, above, applicable to such Non-Qualified Contracts, or which terminates not more than five years after the death of the Variable Annuitant or the substitute surviving spouse, as the case may be.

   SEVENTH OPTION-INVESTMENT OPTION. This Option is not available under Qualified Contracts issued in connection with any Qualified Plan. If the Variable Annuitant dies before Annuity Payments have commenced, this Option also is not available to a Beneficiary under a Non-Qualified Contract.

B.  LIMITATIONS ON COMMENCEMENT OF ANNUITY PAYMENTS

   The Contract Owner may defer the initial Annuity Payment Date and continue the Contract to a date not later than age 75 unless the provisions of the Code or any governing Qualified Plan require Annuity Payments to commence at an earlier date. For example, under Qualified Contracts, other than those issued for use as Individual Retirement Annuities, the Contract Owner may not defer the initial Annuity Payment Date beyond April 1 of the calendar year following the later of the calendar year in which the Variable Annuitant (i) attains age 70-1/2, or (ii) retires, and must be made in a specified form or manner. In addition, if the plan participant is a "5 percent owner" (as defined in the Code), or if the Contract is issued for use as an Individual Retirement Annuity, distributions generally must begin no later than the date described in (i). The Franklin will require satisfactory proof of age of the Variable Annuitant prior to the initial Annuity Payment Date.

                                      MANAGEMENT

   The following persons hold the positions designated with respect to the Board of Managers. The table also shows any positions held with The Franklin and Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin which serves as distributor for the Contracts. (See "Distribution of the Contracts," below.)

              NAME AND ADDRESS                          PRINCIPAL OCCUPATIONS                          POSITIONS HELD
                                                         DURING PAST 5 YEARS                            WITH THE FUND

 ROBERT G. SPENCER*                          Officer of The Franklin; currently, Vice            Chairman and Member,
    #1 Franklin Square                       President of The Franklin; prior to 1996,           Board of Managers
    Springfield, Illinois 62713              also Treasurer of The Franklin and
                                             Treasurer and Assistant Secretary of
                                             Franklin Financial Services Corporation.

 ELIZABETH E. ARTHUR*                        Officer of The Franklin; currently,              Secretary, Board of Managers

      #1 Franklin Square                     Director, Assistant Secretary and
      Springfield, Illinois 62713            Associate General Counsel of The Franklin.
                                             M s.  Arthur also  serves as Assistant
                                             Secretary of Franklin Financial Services
                                             Corporation.

 DR. ROBERT C. SPENCER                       Visiting Professor of Government, Montana        Member, Board of Managers

      2303 South 3rd Avenue                  State University, since 1992; Professor of
      Bozeman, Montana 59715                 Government and Public Affairs, Sangamon
                                             State University, prior thereto.

              NAME AND ADDRESS                          PRINCIPAL OCCUPATIONS                          POSITIONS HELD
                                                         DURING PAST 5 YEARS                            WITH THE FUND

 JAMES W. VOTH                               Chairman, Resource International Corp.,          Member, Board of Managers
      50738 Meadow Green Court               South Bend, Indiana (marketing,
      Granger, Indiana 46530                 manufacturing  and engineering service to
                                             industry);  prior to 1993, also President
                                             of Resource International Corp.

 CLIFFORD L. GREENWALT                       Director, President and Chief Executive          Member, Board of Managers
      607  East Adams Street                 Officer, CIPSCO Incorporated, since
      Springfield, Illinois 62739            October, 1990 (utility holding company);
                                             Director, President and Chief Executive
                                             Officer, Central Illinois Public Service
                                             Company, Springfield, Illinois (a
                                             subsidiary of CIPSCO Incorporated);
                                             Director, Electric Energy, Inc., Joppa,
                                             Illinois; Director, First of America Bank,
                                             Kalamazoo, Michigan; Director, First of
                                             America Bank - Illinois, N.A. (a
                                             subsidiary of First of America Bank).

*DENOTES INDIVIDUALS WHO ARE "INTERESTED PERSONS" (AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940) OF THE FUND, THE FRANKLIN OR FRANKLIN FINANCIAL SERVICES CORPORATION BY REASON OF THE CURRENT POSITIONS HELD BY THEM AS SET FORTH IN THE ABOVE TABLE.

   The following table sets forth a summary of compensation paid for services to the Fund and certain other entities that are deemed to be part of the same "Fund Complex" in accordance with the rules of the Securities and Exchange Commission to all members of the Board of Managers for the year ended December 31, 1997. Pursuant to the terms of its agreement to assume certain of the Fund's administrative expenses, The Franklin pays all compensation received by the members of the Board of Managers and the officers of the Fund. Members of the Board of Managers or officers of the Fund who are also officers, directors or employees of The Franklin do not receive any remuneration for their services as members of the Board of Managers or officers of the Fund. Other members of the Board of Managers received a fee of $1,400 for the year and, thus, the aggregate direct remuneration of all such members of the Board of Managers was $4,200 during 1997. It is currently anticipated that the annual aggregate remuneration of such members of the Board of Managers to be paid during 1998 will not exceed $4,200.

  NAME OF PERSON, POSITION     AGGREGATE COMPENSATION      TOTAL COMPENSATION
                                  RELATING TO FUND        RELATING TO FUND AND
                                                          FUND COMPLEX PAID TO
                                                               EACH MEMBER
 Each member of the Board
 of Managers (except Robert          $1,400 (1)               $4,200 (1)(2)
 G. Spencer)
                             ----------------------------

(1) Paid by The Franklin pursuant to an agreement to assume certain Fund administrative expenses.
(2) Includes amounts paid to members of the Board of Managers who are not officers, directors or employees of The Franklin for service on the Boards of Managers of Franklin Life Variable Annuity Fund A and Franklin Life Variable Annuity Fund B.

   Neither any member of the Board of Managers nor the Secretary of the Fund was, as of April 20, 1998, the owner of any contract participating in the investment experience of the Fund.

                        INVESTMENT ADVISORY AND OTHER SERVICES

   The Franklin acts as investment manager of the Fund pursuant to an Investment Management Agreement executed and dated January 31, 1995, which was approved by Contract Owners at their annual meeting held on April 17, 1995 and was renewed to January 31, 1999 by the Board of Managers of the Fund at its meeting on January 19, 1998. The method of determining the advisory charge is described in the Prospectus under "Investment Management Service Charge."

   The Investment Management Agreement:

   (1) May not be terminated by The Franklin without the prior approval of a new investment management agreement by a "majority" (as that term is defined in the Investment Company Act of 1940) of the votes available to the Contract Owners, and may be terminated without the payment of any penalty on 60 days' written notice by a vote of the Board of Managers of the Fund or by a vote of a majority of the votes available to the Contract Owners.

   (2) Shall continue in effect from the date of its execution until the second anniversary of such execution date and thereafter shall continue in effect from year to year but only if such continuance is specifically approved at least annually by the Board of Managers or by a vote of a majority of the votes available to Contract Owners, provided that in either case the continuation is also approved by the vote of a majority of the Board of Managers who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or of The Franklin, cast in person at a meeting called for the purpose of voting on such approval.

   (3) Shall not be amended without prior approval by a majority of the votes available to the Contract Owners.

   (4) Shall terminate automatically on "assignment" (as that term is defined in the Investment Company Act of 1940).

   A "majority" of the votes available to the Contract Owners is defined in the Investment Company Act of 1940 as meaning the lesser of (i) Contract Owners holding 67% or more of the voting power of the Contract Owners present at a meeting if Contract Owners holding more than 50% of the total voting power of all Contract Owners in the Fund are present or represented by proxy, or (ii) Contract Owners holding more than 50% of the total voting power of all Contract Owners in the Fund. For the voting rights of Contract Owners, see "Voting Rights," in the Prospectus.

   Under the Investment Management Agreement, The Franklin, subject to the control of the Board of Managers of the Fund, is authorized and has the duty to manage the investment of the assets of the Fund, subject to the Fund's investment policies and the restrictions on investment activities set forth in the Prospectus, and to order the purchase and sale of securities on behalf of the Fund. In carrying out its obligations to manage the investment of the assets of the Fund, The Franklin is committed by the Agreement, so long as it remains in force, to pay all investment expenses of the Fund other than the following, which the Fund will bear: (i) taxes, if any, based on the income of, capital gains of assets in, or existence of, the Fund; (ii) taxes, if any, in connection with the acquisition, disposition or transfer of assets of the Fund;
(iii) commissions or other capital items payable in connection with the purchase or sale of the Fund's investments; and (iv) interest on account of any borrowings by the Fund.

   Robert G. Spencer and Elizabeth E. Arthur are "affiliated persons," as defined in the Investment Company Act of 1940, of both The Franklin and the Fund by reason of the positions held by them with The Franklin and the Fund as set forth in the table under "Management," above.

   The Administration Agreement discussed under "Deductions and Charges Under the Contracts-Administration Deduction" in the Prospectus provides that The Franklin will provide all services and will assume all expenses required for the administration of the Contracts, including expenses for legal and accounting services to the Fund and the cost of such indemnification of members of the Board of Managers and officers, agents, or employees of the Fund as is provided by the Fund in its Rules and Regulations. The Franklin is not,however, obligated under the Administration Agreement to pay the investment management service charge discussed under "Investment Management Service Charge," in the Prospectus. The Administration Agreement also provides that The Franklin will from time to time adjust the assets of the Fund by withdrawing sums in cash or by transferring cash to the Fund so that the assets of the Fund will be equal to the actuarial value of the amounts payable under all outstanding Contracts having an interest in the Fund. The Administration Agreement may be amended or terminated at any time by mutual consent of the Fund and The Franklin.

                            DISTRIBUTION OF THE CONTRACTS

   Franklin Financial Services Corporation ("Franklin Financial"), #1 Franklin Square, Springfield, Illinois 62713, is organized under the laws of the State of Delaware and is a wholly-owned subsidiary of The Franklin. Franklin Financial serves as "principal underwriter" (as that term is defined in the Investment Company Act of 1940) for the Contracts, pursuant to a Sales Agreement with the Fund. The present Sales Agreement was approved by the Board of Managers of the Fund, and came into effect, on January 31, 1995. It was last renewed by the Board of Managers on January 19, 1998. Franklin Financial's employment will continue thereunder if specifically approved at least annually by the Board of Managers of the Fund, or by a majority of votes available to Contract Owners, provided that in either case the continuance of the Sales Agreement is also approved by a majority of the members of the Board of Managers of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or Franklin Financial. The employment of Franklin Financial as principal underwriter automatically terminates upon "assignment" (as that term is defined in the Investment Company Act of 1940) of the Sales Agreement and is terminable by either party on not more than 60 days' and not less than 30 days' notice.

   The Fund no longer issues new Contracts. To the extent that Stipulated Payments continue to be made on Contracts, the Fund may nevertheless be deemed to be offering interests in Contracts on a continuous basis. Contracts are sold primarily by persons who are insurance agents or brokers for The Franklin authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell Variable Annuities. Pursuant to an Agreement, dated December 3, 1981, between The Franklin and Franklin Financial, Franklin Financial agreed to employ and supervise agents chosen by The Franklin to sell the Contracts and to use its best efforts to qualify such persons as registered representatives of Franklin Financial, which is a broker-dealer registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Franklin Financial also may enter into agreements with The Franklin and each such agent with respect to the supervision of such agent.

   Franklin Financial incurs certain sales expenses, such as sales literature preparation and related costs, in connection with the sale of the Contracts pursuant to a Sales Agreement with the Fund. Surrender charges imposed in connection with the redemption of a Contract and certain partial redemptions are paid to Franklin Financial as a means to recover sales expenses. Surrender charges are not necessarily related to Franklin Financial's actual sales expenses in any particular year. To the extent sales expenses are not covered by surrender charges, Franklin Financial will cover them from other assets.

   Pursuant to an Agreement between The Franklin and Franklin Financial, The Franklin has agreed to pay commissions earned by registered representatives of Franklin Financial on the sale of the Contracts and Franklin Financial has agreed to remit to The Franklin the excess of all surrender charges paid to Franklin Financial over the sales or promotional expenses incurred by Franklin Financial to the extent necessary to reimburse The Franklin for commissions or other remuneration paid in connection with sales of the Contracts. Such agreement also provides that the amount of such commissions and other remuneration not so reimbursed shall be deemed to have been contributed by The Franklin to the capital of Franklin Financial. Commissions and other remuneration will be paid by The Franklin from its General Account to the extent it does not receive reimbursement from Franklin Financial.

   Registration as a broker-dealer does not mean that the Securities and Exchange Commission has in any way passed upon the financial standing, fitness or conduct of any broker or dealer, upon the merits of any securities offering or upon any other matter relating to the business of any broker or dealer. Salesmen and employees selling Contracts, where required, are also licensed as securities salesmen under state law.

   Elizabeth E. Arthur is an "affiliated person" (as that term is defined in the Investment Company Act of 1940) of both Franklin Financial and the Fund by reason of the positions held by her with Franklin Financial and the Fund as set forth in the table under "Management," above.

                           PORTFOLIO TURNOVER AND BROKERAGE

   Since the Fund's assets will be invested in securities with short maturities, the Fund's portfolio of money market instruments is expected to turn over several times a year. A meaningful portfolio turnover rate for 1997 or 1996 is not able to be calculated as a result of the short maturities of the assets in which the Fund invested during those periods.

   Decisions to buy or sell securities for the Fund will be made by The Franklin, as the Fund's investment manager, subject to the control of the Fund's Board of Managers. The Franklin, as investment manager, also is responsible for placing the brokerage business of the Fund and, where applicable, negotiating the amount of the commission rate paid, subject to the control of the Fund's Board of Managers. Portfolio securities normally will be purchased directly from the issuer or from an underwriter or market maker for the securities. Thus, there usually will be no brokerage commissions paid by the Fund for such purchases. Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. The Fund has no formula for the distribution of brokerage business in connection with the placing of orders for the purchase and sale of investments for the Fund. It is The Franklin's intention to place such orders, consistent with the best execution, to secure the highest possible price on sales and the lowest possible price on purchases of securities. Portfolio transactions executed in the over-the-counter market will be placed directly with the primary market makers unless better executions are available elsewhere. Subject to the foregoing, The Franklin may give consideration in the allocation of brokerage business to services performed by a broker or dealer in furnishing statistical data and research to it. The Franklin may thus be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. Any such services would also be available to The Franklin in the management of its own assets and those of any other separate account. To the extent that such services are used by The Franklin in performing its investment management functions with respect to the Fund, they may tend to reduce The Franklin's expenses. However, the dollar value of any information which might be received is indeterminable and may, in fact, be negligible. The Franklin does not consider the value of any research services provided by brokers or dealers in negotiating commissions. No brokerage commissions were paid during 1997, 1996 and 1995. No officer or director of The Franklin or Franklin Financial (the principal underwriter for the Contracts), and no member of the Board of Managers, is affiliated with any brokerage firm (except with Franklin Financial Services Corporation, as described under "Investment Management Service Charge," in the Prospectus, and "Distribution of the Contracts," above) and no beneficial owner of 5% or more of the total voting power of The Franklin or any of its parents is known to be affiliated with any brokerage firm utilized by the Fund (except with Franklin Financial).

                               SAFEKEEPER OF SECURITIES

   Securities of the Fund are held by State Street Bank and Trust Company ("State Street"), which is located at 1776 Heritage Drive, North Quincy, Massachusetts, under a Custodian Agreement dated April 17, 1995 to which The Franklin and State Street are parties. Representatives of the Securities and Exchange Commission, the Illinois Insurance Department and the NAIC zonal examination committee have access to such securities in the performance of their official duties.

                                    LEGAL MATTERS

     Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                       EXPERTS

     The statement of assets and liabilities, including the portfolio of investments, as of December 31, 1997 and the related statement of operations for the year then ended and the statements of changes in contract owners' equity for each of the two years in the period then ended and the table of per-unit income and changes in accumulation unit value for each of the three years in the period then ended of the Fund, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. The consolidated financial statements of The Franklin at December 31, 1997 and 1996 and for each of the two years in the period ended December 31, 1997, the eleven months ended December 31, 1995 and the one month ended January 31, 1995, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. The table of per-unit income and changes in accumulation unit value for each of the two years in the period ended December 31, 1994 of the Fund, appearing herein, have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their report thereon appearing elsewhere herein. Such financial statements and tables of per-unit income and changes in accumulation unit value referred to above are included in reliance upon such reports given upon the authority of such firms as experts in accounting and auditing.

                            INDEX TO FINANCIAL STATEMENTS

                                                                                 PAGE
                                                                                 ----
Franklin Life Money Market Variable Annuity Fund C:

     Reports of Independent Auditors and Accountants                        F-2 - F-3

     Financial Statements:

       Statement of Assets and Liabilities, December 31, 1997                     F-4

       Statement of Operations for the year ended
        December 31, 1997                                                         F-4

       Statements of Changes in Contract Owners' Equity for the
        two years ended December 31, 1997 and 1996                                F-4

       Portfolio of Investments, December 31, 1997                                F-5

       Notes to Financial Statements                                              F-6

       Supplementary Information - Per-Unit Income and Changes in
        Accumulation Unit Value for the five years ended December 31, 1997        F-7

The Franklin Life Insurance Company and Subsidiaries:*

     Report of Independent Auditors                                               F-8

     Financial Statements:

       Consolidated Statement of Income for the years ended December 31,
        1997 and 1996, the eleven months ended December 31, 1995, and the
        one month ended January 31, 1995                                          F-9

       Consolidated Balance Sheet, December 31, 1997 and 1996             F-10 - F-11

       Consolidated Statement of Shareholder's Equity for the years ended
        December 31, 1997 and 1996, the eleven months ended December 31, 1995,
        and the one month ended January 31, 1995                                 F-12

       Consolidated Statement of Cash Flows for the years ended
        December 31, 1997 and 1996, the eleven months ended December 31,
        1995, and the one month ended January 31, 1995                           F-13

       Notes to Consolidated Financial Statements                         F-14 - F-38


*The consolidated financial statements of The Franklin contained herein should be considered only as bearing upon the ability of The Franklin to meet its obligations under the Contracts.

                            REPORT OF INDEPENDENT AUDITORS



Board of Managers and Contract Owners
Franklin Life Money Market Variable Annuity Fund C

We have audited the accompanying statement of assets and liabilities of Franklin Life Money Market Variable Annuity Fund C, including the portfolio of investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in contract owners' equity for each of the two years then ended, and the table of per-unit income and changes in accumulation unit value for each of the three years then ended. These financial statements and the table of per-unit income and changes in accumulation unit value are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the table of per-unit income and changes in accumulation unit value based on our audits. The table of per-unit income and changes in accumulation unit value for each of the two years in the period ended December 31, 1994 was audited by other auditors whose report dated February 1, 1995, expressed an unqualified opinion on that table.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the table of per-unit income and changes in accumulation unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian as of December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the 1997, 1996 and 1995 table of per-unit income and changes in accumulation unit value referred to above present fairly, in all material respects, the financial position of Franklin Life Money Market Variable Annuity Fund C at December 31, 1997 and the results of its operations for the year then ended, and the changes in its contract owners' equity for each of the two years then ended, and per-unit income and changes in accumulation unit value for each of the three years then ended in conformity with generally accepted accounting principles.




                                        ERNST & YOUNG  LLP


Chicago, Illinois
January 30, 1998

                          REPORT OF INDEPENDENT ACCOUNTANTS


Board of Managers and Contract Owners
Franklin Life Money Market Variable Annuity Fund C
Springfield, Illinois

We have audited the accompanying table of per-unit income and changes in accumulation unit value of Franklin Life Money Market Variable Annuity Fund C for each of the two years in the period ended December 31, 1994. This table of per-unit income and changes in accumulation unit value is the responsibility of the Fund's management. Our responsibility is to express an opinion on this table of per-unit income and changes in accumulation unit value based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the table of per-unit income and changes in accumulation unit value is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the table of per-unit income and changes in accumulation unit value. An audit also includes assessing the accounting principles used by management as well as evaluating the overall presentation of the table of per-unit income and changes in accumulation unit value. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the table of per-unit income and changes in accumulation unit value referred to above presents fairly, in all material respects, the per-unit income and changes in accumulation unit value for each of the two years in the period ended December 31, 1994, in conformity with generally accepted accounting principles.




                               COOPERS & LYBRAND L.L.P.


Chicago, Illinois
February 1, 1995

                 FRANKLIN LIFE MONEY MARKET VARIABLE ANNUITY FUND C
                         STATEMENT OF ASSETS AND LIABILITIES
                                  DECEMBER 31, 1997

Assets
       Investments-at amortized cost which approximates fair value
               Corporate short-term notes                           $  933,287
               U.S. Government short-term note                         917,547
                                                                    ----------
                                                                     1,850,834
       Cash on deposit                                                  60,830
       Interest receivable                                               9,585
                                                                    ----------
                           Total Assets                              1,921,249

Liability-due to The Franklin Life Insurance Company                       150
                                                                    ----------
Contract owners' equity
       Value of 80,944.385 accumulation units outstanding,
               equivalent to $23.73356211 per unit                  $1,921,099
                                                                    ----------
                                                                    ----------

                               STATEMENT OF OPERATIONS
                             YEAR ENDED DECEMBER 31, 1997


Investment Income-Interest                                          $  101,478
Expenses
       Mortality and expense charges               $20,938
       Investment management services                7,370
                                                   -------
                           Total expenses                               28,308
                                                                    ----------

                           Net investment income                    $   73,170
                                                                    ----------
                                                                    ----------

                   STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                                      YEAR ENDED DECEMBER 31
                                                      1997              1996
                                                  ------------------------------
 Net investment income                             $   73,170        $   80,603
 Net contract purchase payments                        28,598            38,349
 Reimbursement for contract guarantees                    227                51
 Withdrawals                                         (177,568)         (425,220)
 Administrative expense charges                        (1,512)             (820)
                                                  ------------------------------
      Net decrease in contract owners' equity         (77,085)         (307,037)
      Contract owners' equity at beginning of
       year                                         1,998,184         2,305,221
                                                  ------------------------------
      Contract owners' equity at end of year       $1,921,099        $1,998,184
                                                  ------------------------------
                                                  ------------------------------




                          SEE NOTES TO FINANCIAL STATEMENTS

                 FRANKLIN LIFE MONEY MARKET VARIABLE ANNUITY FUND C
                               PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1997

    Principal                                                 Carrying
     Amount                                                     Value
  -------------                                             ------------
                CORPORATE SHORT-TERM NOTES
                  (48.58%)
                AUTOMOTIVE (14.73%)
     $95,000      Ford Motor Credit Corporation
                      5.70%, due 1/12/98                       $94,263
      95,000      General Motors Acceptance
                      Corporation, 5.82%, due 1/20/98           94,247
      95,000      Chrysler Financial Corporation
                      5.83%, due 1/22/98                        94,339
                                                            ------------
                                                               282,849

                FINANCE COMPANIES - CONSUMER (14.21%)
      95,000      Associates Corporation of North America
                      5.75%, due 2/3/98                         94,287
      95,000      Household Finance Corporation
                      5.72%, due 1/29/98                        94,336
      85,000      Norwest Financial, Inc.
                      5.55%, due 1/5/98                         84,384
                                                            ------------
                                                               273,007

                FINANCIAL SAVINGS & SERVICE (4.91%)
      95,000      American Express Credit Corporation
                      5.70%, due 1/21/98                        94,338


    Principal                                                 Carrying
     Amount                                                     Value
  -------------                                             ------------
                MACHINERY - INDUSTRIAL & CONSTRUCTION
                  (4.91%)
     $95,000      John Deere Capital Corporation
                      5.70%, due 1/27/98                       $94,353

                OILS & OIL RELATED PRODUCTS (4.91%)
      95,000      Chevron USA, Inc.
                      5.50%, due 2/11/98                        94,376

                RETAIL (4.91%)
      95,000      Sears Roebuck Acceptance
                      Corporation 5.74%, due
                      2/19/98                                   94,364
                                                            ------------

                                 TOTAL CORPORATE SHORT-TERM
                                      NOTES (COST-$933,287)    933,287

                U.S. GOVERNMENT SHORT-TERM NOTE
                  (47.76%)
     925,000    United States Treasury Bill
                  5.18%, due 1/8/98 (cost-$917,547)            917,547
                                                            ------------


                                 TOTAL INVESTMENTS (96.34%)
                                          (COST-$1,850,834)  1,850,834

                CASH AND RECEIVABLE, LESS LIABILITY (3.66%)
                                                                70,265
                                                            ------------

                       TOTAL CONTRACT OWNERS' EQUITY (100%) $1,921,099
                                                            ------------
                                                            ------------





                          SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF FRANKLIN LIFE MONEY MARKET VARIABLE ANNUITY FUND C CONTRACT OWNERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

FRANKLIN LIFE MONEY MARKET VARIABLE
ANNUITY FUND C
NOTES TO FINANCIAL STATEMENTS


NOTE A-SIGNIFICANT ACCOUNTING POLICIES

Franklin Life Money Market Variable Annuity Fund C (the Fund) is a segregated investment account of The Franklin Life Insurance Company (The Franklin) and is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended. The Fund no longer issues new contracts. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS: Securities with remaining maturities of 60 days or less are valued at amortized cost, which is equivalent to fair value.
Securities purchased with more than 60 days to maturity are valued at fair value until the 61st day prior to maturity. Thereafter, any discount or premium from that fair value to maturity value is recognized by constant, proportionate amortization until maturity.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis.

FEDERAL INCOME TAXES: Operations of the Fund will form a part of, and be taxed with those of, The Franklin which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Fund.

NOTE B-EXPENSES

Amounts are paid to The Franklin for investment management services at the rate of .001027% of the current value of the Fund per day (.375% on an annual basis) and for mortality and expense risk assurances at the rate of .002918% of the current value of the Fund per day (1.065% on an annual basis). The investment management service charge and the mortality and expense risk charge may be increased to maximum rates, on an annual basis, of .500% and 1.750%, respectively.

Certain other deductions are made from the Fund and paid to The Franklin including administrative fees and contingent deferred sales charges on certain amounts withdrawn. These deductions are more fully described in the Fund's prospectus.

                    NOTE C-SUMMARY OF CHANGES IN ACCUMULATION UNITS

                                YEAR ENDED                 YEAR ENDED
                             DECEMBER 31, 1997          DECEMBER 31, 1996
                         -----------------------------------------------------
                            Units        Amount        Units         Amount
                         -----------------------------------------------------
Balance at
 beginning of
 year                       87,386     $1,998,184     104,641      $2,305,221

Purchases                    1,238         28,598       1,740          38,349

Net
 investment
 income                        -           73,170         -            80,603

Withdrawals                 (7,651)      (177,568)    (18,962)       (425,220)

Reimbursement
 for contract
 guarantees                    -              227         -                51

Administrative
 expense charges               (29)        (1,512)        (33)           (820)
                         -----------------------------------------------------

Balance at end
 of year                    80,944     $1,921,099      87,386      $1,998,184
                         -----------------------------------------------------
                         -----------------------------------------------------

NOTE D-REMUNERATION OF MANAGEMENT

No person receives any remuneration from the Fund because The Franklin pays the fees of members of the Board of Managers and officers and employees of the Fund pursuant to expense assurances. Certain members of the Board of Managers and officers of the Fund are also directors, officers or employees of The Franklin or Franklin Financial Services Corporation. Amounts paid by the Fund to The Franklin and to Franklin Financial Services Corporation are disclosed in this report.

                  FRANKLIN LIFE MONEY MARKET VARIABLE ANNUITY FUND C
                              SUPPLEMENTARY INFORMATION
                PER-UNIT INCOME AND CHANGES IN ACCUMULATION UNIT VALUE
                  (SELECTED DATA AND RATIOS FOR AN ACCUMULATION UNIT
                          OUTSTANDING THROUGHOUT EACH YEAR)

                                                YEAR ENDED DECEMBER 31
                                        1997    1996     1995     1994    1993
                                    --------------------------------------------
 Investment income                     $1.204  $1.162   $1.203    $.846   $.617
 Expenses                                .337    .326     .309     .303    .294
                                    --------------------------------------------
 Net investment income                   .867    .836     .894     .543    .323
 Accumulation unit value:
   Beginning of year                   22.866  22.030   21.136   20.593  20.270
                                    --------------------------------------------
   End of year                        $23.733 $22.866  $22.030  $21.136 $20.593
                                    --------------------------------------------
                                    --------------------------------------------

 Ratio of expenses to average net       1.44%   1.44%    1.44%    1.44%   1.44%
 assets

 Ratio of net investment income to      3.73%   3.71%    4.17%    2.58%   1.58%
 average net assets

 Number of accumulation units
 outstanding at end of year            80,944  87,386  104,641  132,646 159,929
--------------------------------------------------------------------------------

                            REPORT OF INDEPENDENT AUDITORS

                            -----------------------------


Board of Directors
  and Shareholder
The Franklin Life Insurance Company



We have audited the accompanying consolidated balance sheet of The Franklin Life Insurance Company (an indirect wholly-owned subsidiary of American General Corporation) (the Company) as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995 and the one month ended January 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Franklin Life Insurance Company at December 31, 1997 and 1996 and the consolidated results of its operations and its cash flows for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995 and the one month ended January 31, 1995, in conformity with generally accepted accounting principles.


                                                   /s/ ERNST & YOUNG LLP


Chicago, Illinois
February 23, 1998

                         THE FRANKLIN LIFE INSURANCE COMPANY
                           CONSOLIDATED STATEMENT OF INCOME
                                    (In millions)


                                                                                                   Predecessor Basis
                                                                                                   -----------------
                                                                                 Eleven Months         One Month
                                          YEAR ENDED         Year Ended              Ended               Ended
                                          DECEMBER 31        December 31          December 31          January 31
                                          --------------------------------------------------------------------------
                                             1997                1996                1995                1995
                                          --------------------------------------------------------------------------
Revenues
   Premiums and other considerations      $  370.2            $  418.6            $  449.6             $  34.5
   Net investment income                     518.6               521.5               468.8                41.3
   Realized investment gains (losses)         12.8                 2.5                 7.2                (7.6)
   Other                                      75.8                68.3                55.9                 4.1
                                          --------------------------------------------------------------------------
     Total revenues                          977.4             1,010.9               981.5                72.3

Benefits and expenses
   Benefits paid or provided
     Death claims and other policy
          benefits                           250.6               240.6               236.3                21.5
     Investment-type contracts               169.4               173.3               168.3                14.0
     Dividends to policyholders               86.3                81.9                85.6                 7.5
   Change in policy reserves                  54.6                95.9               148.5                11.0
   Increase in participating policy-
     holders' interests                        4.7                12.0                11.0                 1.0
   Commissions                               106.5               110.2               108.0                 7.6
   Operating costs and expenses               33.5                35.7                17.3                 2.8
   Amortization of deferred policy
     acquisition costs                        11.5                10.7                 8.3                 5.8
   Amortization of cost of insurance
     purchased, net of deferrals              45.3                51.1                29.0                 0.8
                                          --------------------------------------------------------------------------
     Total benefits and expenses             762.4               811.4               812.3                72.0
                                          --------------------------------------------------------------------------

Income before income tax expense             215.0               199.5               169.2                 0.3
Income tax expense
   Current                                    74.8                94.7                39.7                 4.9
   Deferred (benefit)                         (0.4)              (25.3)               21.1                (4.7)
                                          --------------------------------------------------------------------------
     Total income tax expense                 74.4                69.4                60.8                 0.2
                                          --------------------------------------------------------------------------

          Net income                      $  140.6            $  130.1            $  108.4              $  0.1
                                          --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------


                   See Notes to Consolidated Financial Statements.

                         THE FRANKLIN LIFE INSURANCE COMPANY
                              CONSOLIDATED BALANCE SHEET
                                    (In millions)

                                                          DECEMBER 31
                                               --------------------------------
          ASSETS                                   1997                1996
                                               --------------------------------
Investments
   Fixed maturity securities (amortized cost:
     $5,157.7; $5,152.3)                       $  5,615.2          $  5,476.5
   Mortgage loans on real estate                    621.6               607.0
   Equity securities (cost: $1.1; $2.0)               4.4                 5.0
   Policy loans                                     332.7               327.4
   Other long-term investments                       46.3                47.6
                                               --------------------------------
     Total investments                            6,620.2             6,463.5


Cash and cash equivalents                            39.5                24.6
Accrued investment income                           100.3                99.7
Note receivable from parent                         116.4               116.4
Preferred stock of affiliates, at cost                8.5                 8.5
Receivable from brokers                              26.5                17.7
Receivable from agents, less allowance               14.4                18.3
   ($4.3; $0.4)
Amounts recoverable from reinsurers                  41.5                84.0
Deferred policy acquisition costs                   111.7                82.0
Cost of insurance purchased                         303.9               407.8
Property and equipment, at cost, less
   accumulated depreciation ($10.2; $7.2)            23.4                20.6
Other assets                                         27.4                29.6
Assets held in Separate Accounts                    239.6               134.9
                                               --------------------------------

     Total assets                              $  7,673.3          $  7,507.6
                                               --------------------------------
                                               --------------------------------

                   See Notes to Consolidated Financial Statements.

                         THE FRANKLIN LIFE INSURANCE COMPANY
                        CONSOLIDATED BALANCE SHEET (CONTINUED)
                           (In millions, except share data)

                                                                 DECEMBER 31
                                                       --------------------------------
        LIABILITIES                                       1997                1996
                                                       --------------------------------
Insurance liabilities
   Life, annuity and accident and health reserves      $  2,882.8          $  2,864.7
   Policy and contract claims                                34.4                38.1
   Investment-type contract deposits
     and dividend accumulations                           2,907.6             2,992.7
   Participating policyholders' interests                   211.4               209.7
   Other                                                     50.7                49.5
Income taxes
   Current                                                    2.2                 6.4
   Deferred                                                   4.5               (19.0)
Intercompany payables                                         0.5                 0.8
Accrued expenses and other liabilities                      109.6               116.6
Liabilities related to Separate Accounts                    239.6               134.9
                                                       --------------------------------

       Total liabilities                                  6,443.3             6,394.4


       SHAREHOLDER'S EQUITY
Common stock ($2  par value;
   30,000,000 shares authorized,
   21,002,000 shares issued and outstanding)                 42.0                42.0
Paid-in capital                                             886.1               886.1
Net unrealized gains on securities                          150.8               106.6
Retained earnings                                           151.1                78.5
                                                       --------------------------------

      Total shareholder's equity                          1,230.0             1,113.2
                                                       --------------------------------

         Total liabilities and shareholder's equity    $  7,673.3          $  7,507.6
                                                       --------------------------------
                                                       --------------------------------


                   See Notes to Consolidated Financial Statements.

                         THE FRANKLIN LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
                                    (In millions)



                                                                                                   Predecessor Basis
                                                                                                   -----------------
                                                                                 Eleven Months         One Month
                                           YEAR ENDED        Year Ended              Ended               Ended
                                           DECEMBER 31       December 31          December 31          January 31
                                        ----------------------------------------------------------------------------
                                             1997                1996                1995                1995
--------------------------------------------------------------------------------------------------------------------
Common stock                             $    42.0           $    42.0           $    42.0           $    42.0
                                        ----------------------------------------------------------------------------

Paid-in capital

   Balance at beginning of period            886.1               884.3               884.3               803.0
   Paid in during the period                     -                 1.8                   -                   -
   Adjustment for the acquisition                -                   -                   -                81.3
                                        ----------------------------------------------------------------------------

   Balance at end of period                  886.1               886.1               884.3               884.3
                                        ----------------------------------------------------------------------------

Net unrealized gains (losses)
   on securities

     Balance at beginning of period          106.6               187.5                   -                (8.1)
     Change during the period                 44.2               (80.9)              187.5                 1.4
     Adjustment for the acquisition              -                   -                   -                 6.7
                                        ----------------------------------------------------------------------------

     Balance at end of period                150.8               106.6               187.5                   -
                                        ----------------------------------------------------------------------------

Retained earnings

   Balance at beginning of period             78.5                48.4                   -               522.7
   Net income                                140.6               130.1               108.4                 0.1
   Dividends paid to parent                  (68.0)             (100.0)              (60.0)             (250.0)
   Adjustment for the acquisition                -                   -                   -              (272.8)
                                        ----------------------------------------------------------------------------

   Balance at end of period                  151.1                78.5                48.4                   -
                                        ----------------------------------------------------------------------------

Total shareholder's equity
   at end of period                     $  1,230.0          $  1,113.2          $  1,162.2            $  926.3
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------


                   See Notes to Consolidated Financial Statements.

                         THE FRANKLIN LIFE INSURANCE COMPANY
                         CONSOLIDATED STATEMENT OF CASH FLOWS
                                    (In millions)



                                                                                                             Predecessor Basis
                                                                                                             -----------------
                                                                                           Eleven Months         One Month
                                                     YEAR ENDED        Year Ended              Ended               Ended
                                                     DECEMBER 31       December 31          December 31          January 31
                                                    --------------------------------------------------------------------------
                                                       1997                1996                1995                1995
                                                    --------------------------------------------------------------------------
         OPERATING ACTIVITIES
Net income                                        $    140.6          $    130.1          $    108.4              $  0.1

Reconciling adjustments
     Insurance liabilities                              33.4               121.5               155.4                19.9
     Deferred policy acquisition costs                 (40.4)              (45.5)              (59.4)               (2.7)
     Investment (gains) losses                          (6.1)               (4.7)              (11.4)               (0.9)
     Investment write-downs and reserves                (6.7)                2.2                 4.2                 8.5
     Cost of insurance purchased and intangibles        45.3                51.1                29.0                 1.0
     Interest credited, net of charges on investment
          contract deposits                             92.5               103.2               153.7                12.0
     Purchase of trading securities                        -                   -                   -                (1.5)
     Proceeds from sale of trading securities              -                   -                   -                85.5
     Other, net                                         (5.4)             (107.9)               14.3                (7.1)
                                                    --------------------------------------------------------------------------

     Net cash provided by operating activities         253.2               250.0               394.2               114.8
                                                    --------------------------------------------------------------------------

         INVESTING ACTIVITIES

Investment purchases
   Available-for-sale                                 (891.8)           (5,479.1)           (1,055.8)                  -
   Held-to-maturity                                        -                   -                   -                (0.8)
   Other investments                                  (125.2)             (122.6)              (95.7)              (27.2)
   Affiliated                                              -                   -              (124.5)                  -
Investment calls, maturities and sales
   Available-for-sale                                  978.0             5,526.3               832.0                 0.2
   Held-to-maturity                                        -                   -                   -                24.9
   Other investments                                    70.7                65.1               127.1                 6.3
Additions to property and equipment                     (6.7)               (4.6)               (3.5)               (0.5)
                                                    --------------------------------------------------------------------------

   Net cash provided by (used for)
     investing activities                               25.0               (14.9)             (320.4)                2.9
                                                    --------------------------------------------------------------------------

         FINANCING ACTIVITIES

Policyholder account deposits                          194.5               165.3               357.8                29.2
Policyholder account withdrawals                      (389.8)             (297.1)             (366.2)              (32.6)
Additional capital contribution                            -                 1.8                   -                   -
Proceeds from intercompany borrowings                  230.4                62.0               105.2                   -
Repayments of intercompany borrowings                 (230.4)              (62.1)             (105.1)                  -
Dividend payments                                      (68.0)             (100.0)              (60.0)             (250.0)
                                                    --------------------------------------------------------------------------

   Net cash used for financing activities             (263.3)             (230.1)              (68.3)             (253.4)
                                                    --------------------------------------------------------------------------

   Net increase (decrease) in cash and cash
     equivalents                                        14.9                 5.0                 5.5              (135.7)

Cash and cash equivalents at beginning of period        24.6                19.6                14.1               149.8
                                                    --------------------------------------------------------------------------

Cash and cash equivalents at end of period           $  39.5             $  24.6             $  19.6             $  14.1
                                                    --------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------



                   See Notes to Consolidated Financial Statements.

                         THE FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   Significant Accounting Policies

1.1  NATURE OF OPERATIONS

     The Franklin Life Insurance Company (Franklin) and its subsidiaries, headquartered in Springfield, Illinois, provide life insurance and annuity products to middle-income customers throughout the United States. Franklin serves this customer base through 3,200 agents.


1.2  PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of Franklin, and its subsidiaries, The American Franklin Life Insurance Company (AMFLIC), Franklin Financial Services Corporation (FFSC) and prior to December 31, 1995, The Franklin United Life Insurance Company (FULIC). Franklin was formerly a wholly-owned subsidiary of American Franklin Company (AFC), and is now an indirect, wholly-owned subsidiary of American General Corporation (AGC) following the dissolution of AFC in June of 1996. All material intercompany transactions have been eliminated in consolidation.

     On December 31, 1995, Franklin completed the sale of FULIC to American General Life Insurance Company of New York (AGNY), an affiliated entity. Franklin received $8.5 million of preferred stock of American General Life Insurance Company, the parent of AGNY, as consideration. No gain or loss was recognized on the transaction.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3  ACQUISITION

     On January 31, 1995, AGC Life Insurance Company (AGCL), a subsidiary of AGC, acquired AFC for $1.17 billion. The purchase price consisted of $920 million in cash and a $250 million extraordinary cash dividend paid by AFC to its former parent prior to closing. In addition, $6.3 million of acquisition costs were capitalized as part of the acquisition.

                         THE FRANKLIN LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.3  ACQUISITION (CONTINUED)

     The acquisition was accounted for using the purchase method of accounting in accordance with the provisions of Accounting Principles Board Opinion 16, "Business Combinations", and other existing accounting literature pertaining to purchase accounting. Under purchase accounting, the total purchase cost was allocated to the assets and liabilities acquired based on a determination of their fair value. Franklin's consolidated statements of income, shareholder's equity and cash flows for the years ended December 31, 1997 and 1996, and the eleven months ended December 31, 1995, are reported under the purchase method of accounting and, accordingly, are not consistent with the basis of presentation of the "Predecessor Basis" consolidated statements of income, shareholder's equity and cash flows for the one month ended January 31, 1995.

1.4  INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. All fixed maturity securities and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if unrealized gains (losses) had been realized, the net adjustment is recorded in net unrealized gains (losses) on securities within shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on management's assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

     Loans for which Franklin determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. Franklin generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     POLICY LOANS.  Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities, policy loans and performing and restructured mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

                         THE FRANKLIN LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.4  INVESTMENTS (CONTINUED)

     OTHER LONG TERM INVESTMENTS. Other long term investments represent investments in joint ventures and limited partnerships and are reported on the equity method.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5  CASH AND CASH EQUIVALENTS

     Highly liquid investments with an original maturity of three months or less are included in cash and cash equivalents. The carrying amount approximates fair value.

1.6  DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

     DPAC associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. The interest assumptions used to compute estimated gross profits with respect to participating life insurance contracts were 7.75% at December 31, 1997 and 1996, and 8.5% at December 31, 1995. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in net unrealized gains (losses) on securities within shareholder's equity.

     Franklin reviews the carrying amount of DPAC on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

 1.7 COST OF INSURANCE PURCHASED (CIP)

     The cost assigned to certain insurance contracts in force at January 31, 1995 is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 7.0% to 8.5%. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. Franklin reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

                         THE FRANKLIN LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.8  SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts for which the investment risk lies solely with the contract holder. Therefore, Franklin's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income. Assets held in Separate Accounts are carried at fair value.


1.9  INSURANCE LIABILITIES

     Substantially all of Franklin's insurance liabilities relate to long-duration contracts, which generally require performance over a period of more than one year. The contract provisions normally cannot be changed or canceled by Franklin during the contract period.

     For interest-sensitive life insurance and insurance investment contracts, reserves equal the sum of the policy account balances and deferred revenue charges. Reserves for non-participating long-duration contracts are based on estimates of the cost of future policy benefits to be paid as a result of present and future claims due to death, disability, surrender of a policy, or payment of an endowment. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.0% to 8.5% at December 31, 1997. The liability for future policy benefits on participating life insurance contracts is a net level reserve using the nonforfeiture interest rate and mortality table of the plan of insurance.

1.10 PREMIUM RECOGNITION

     Most receipts for annuities and interest-sensitive life insurance contracts are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that are designed to compensate Franklin for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

     For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in income in a constant relationship to insurance in force. For all other long-duration contracts, premiums are recognized when due.

                        THE FRANKLIN LIFE INSURANCE COMPANY
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.11 PARTICIPATING LIFE INSURANCE

     Participating life insurance contracts contain dividend payment provisions that entitle the policyholders to participate in the earnings of the contracts. Participating life insurance accounted for 46% and 47% of life insurance in force at December 31, 1997 and 1996 respectively, and 70%, 62%, 58%, and 69% of premiums and other considerations for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995, respectively.

     The portion of earnings allocated to participating policyholders that cannot be expected to inure to Franklin's shareholder is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings.

1.12 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A change in deferred taxes related to fluctuations in fair value of available-for-sale securities is included in net unrealized gains (losses) on securities in shareholder's equity.

1.13 RECLASSIFICATION

     Certain amounts in the 1996 and 1995 financial statements have been reclassified to conform to the 1997 presentation.

1.14 NEW ACCOUNTING STANDARDS NOT YET ADOPTED

     In June 1997, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. Beginning in 1998, Franklin must adopt this statement for all periods presented. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact Franklin's consolidated results of operations or financial position.

                         THE FRANKLIN LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.   Investments

2.1  INVESTMENT INCOME

     Income by type of investment was as follows:


                                                                                 Eleven Months         One Month
                                           YEAR ENDED        Year Ended              Ended               Ended
                                           DECEMBER 31       December 31          December 31          January 31
                                          --------------------------------------------------------------------------
In millions                                  1997               1996                 1995                1995
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities                 $  435.5            $  434.6            $  394.3             $  33.9
Mortgage loans on real estate                 58.3                58.8                54.3                 4.6
Policy loans                                  19.3                18.9                18.6                 1.7
Other investments                              9.5                13.5                 9.1                 1.2
                                          --------------------------------------------------------------------------
Gross investment income                      522.6               525.8               476.3                41.4
Investment expense                             4.0                 4.3                 7.5                 0.1
                                          --------------------------------------------------------------------------
   Net investment income                  $  518.6            $  521.5            $  468.8             $  41.3
                                          --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------

   The carrying value of investments that produced no investment income during 1997 totaled $12.4 million, or less than .19% of total invested assets at December 31, 1997. The ultimate disposition of these assets is not expected to have a material effect on Franklin's consolidated results of operations or financial position.

                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  (CONTINUED)

2.2  REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) for fixed maturity and equity securities, net of DPAC and CIP amortization were as follows:



                                                                                 Eleven Months         One Month
                                           YEAR ENDED        Year Ended              Ended               Ended
                                           DECEMBER 31       December 31          December 31          January 31
                                          --------------------------------------------------------------------------
In millions                                  1997               1996                 1995                1995
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities
   Gross gains                            $   15.4            $   25.0            $   13.8             $     -
   Gross losses                               (6.2)              (17.6)               (1.9)                  -
                                          --------------------------------------------------------------------------
     Total fixed maturity securities           9.2                 7.4                11.9                   -
                                          --------------------------------------------------------------------------

Equity securities
   Gross gains                                 1.0                 1.8                 1.9                 4.1
   Gross losses                                  -                   -                (0.5)               (5.4)
                                          --------------------------------------------------------------------------
     Total equity securities                   1.0                 1.8                 1.4                (1.3)
                                          --------------------------------------------------------------------------

Other                                          2.6                (6.7)               (6.1)               (6.3)
                                          --------------------------------------------------------------------------
     Realized investment gains (losses)   $   12.8             $   2.5             $   7.2             $  (7.6)
                                          --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------


     Voluntary sales of investments resulted in the following realized gains (losses):


                                                                                Realized
                                                                         ----------------------
In millions                        Category               Proceeds         Gains         Losses
-----------------------------------------------------------------------------------------------
YEAR ENDED
DECEMBER 31, 1997             AVAILABLE-FOR-SALE         $  577.6        $  10.5        $   3.1
-----------------------------------------------------------------------------------------------
Year Ended
December 31, 1996             Available-for-sale         $  807.0        $  21.8        $  15.4
-----------------------------------------------------------------------------------------------
Eleven Months Ended
December 31, 1995             Available-for-sale         $  268.7        $   8.5        $   0.4
-----------------------------------------------------------------------------------------------
One Month Ended
January 31, 1995              Trading                    $   84.7        $   4.1        $   5.4
-----------------------------------------------------------------------------------------------

                         THE FRANKLIN LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.3  FIXED MATURITY AND EQUITY SECURITIES

     VALUATION. Amortized cost and fair value of fixed maturity and equity securities were as follows:


                                                           DECEMBER 31, 1997
                                        -------------------------------------------------------
                                           COST OR         GROSS          GROSS
                                          AMORTIZED      UNREALIZED     UNREALIZED      FAIR
In millions                                 COST           GAINS          LOSSES        VALUE
-----------------------------------------------------------------------------------------------
Fixed maturity securities
   Corporate bonds
     Investment  grade                  $  2,845.2       $  228.9         $  0.3     $  3,073.8
     Below investment grade                  307.8           13.7            1.1          320.4

   Public utilities                          972.3          116.1              -        1,088.4

   Mortgage-backed                           750.7           67.4            0.1          818.0

   Foreign governments                        90.0           15.4            0.4          105.0

   U.S. government                           186.7           17.7              -          204.4

   States/political subdivisions               4.8            0.2              -            5.0

   Redeemable preferred stocks                 0.2              -              -            0.2
                                        -------------------------------------------------------

     Total fixed maturity securities    $  5,157.7       $  459.4         $  1.9     $  5,615.2
                                        -------------------------------------------------------
                                        -------------------------------------------------------

Equity securities                       $      1.1       $    3.3         $    -     $      4.4
                                        -------------------------------------------------------
                                        -------------------------------------------------------

                         THE FRANKLIN LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.3  FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)


                                                           DECEMBER 31, 1996
                                        -------------------------------------------------------
                                           Cost or         Gross          Gross
                                          Amortized      Unrealized     Unrealized      Fair
In millions                                 Cost           Gains          Losses        Value
-----------------------------------------------------------------------------------------------
Fixed maturity securities
   Corporate bonds
     Investment grade                   $  2,747.7       $  170.2         $  6.3     $  2,911.6
     Below investment grade                  239.7            9.0            1.4          247.3

   Public utilities                        1,064.7           86.9              -        1,151.6

   Mortgage-backed                           802.1           41.9            1.4          842.6

   Foreign governments                        96.2           11.0              -          107.2

   U.S. government                           190.1           13.9            0.1          203.9

   States/political subdivisions              11.5            0.5              -           12.0

   Redeemable preferred stocks                 0.3              -              -            0.3
                                        -------------------------------------------------------

     Total fixed maturity securities    $  5,152.3       $  333.4         $  9.2     $  5,476.5
                                        -------------------------------------------------------
                                        -------------------------------------------------------

Equity securities                       $      2.0       $    3.0         $    -     $      5.0
                                        -------------------------------------------------------
                                        -------------------------------------------------------

                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.3  FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1997 were as follows:

                                                         AMORTIZED      FAIR
In millions                                                COST        VALUE
-------------------------------------------------------------------------------
FIXED MATURITY SECURITIES, EXCLUDING MORTGAGE-
BACKED SECURITIES, DUE
   In one year or less                                   $   55.0    $   55.4

   In years two through five                                785.0       825.8

   In years six through ten                               1,993.5     2,140.3

   After ten years                                        1,573.5     1,775.7

Mortgage-backed securities                                  750.7       818.0
                                                       ------------------------
   Total fixed maturity securities                       $5,157.7    $5,615.2
                                                       ------------------------
                                                       ------------------------

   Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.4  NET UNREALIZED GAINS ON SECURITIES

     Net unrealized gains on available-for-sale securities included in shareholder's equity at December 31 were as follows:

In millions                                        1997           1996
-----------------------------------------------------------------------
Gross unrealized gains                          $ 462.7        $ 336.4
Gross unrealized losses                            (1.9)          (9.2)
DPAC  fair value adjustment                       (10.4)          (0.4)
CIP fair value adjustment                        (215.7)        (160.9)
Participating policyholders'
   interest                                        (2.5)          (1.8)
Deferred federal income taxes                     (81.4)         (57.5)
                                               ------------------------
Net unrealized gains
   on securities                                $ 150.8        $ 106.6
                                              -------------------------
                                              -------------------------

                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.5  MORTGAGE LOANS ON REAL ESTATE

     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, Franklin requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. At
     December 31, the mortgage loan portfolio was distributed as follows:


                                                         DECEMBER 31
                                            -----------------------------------
   In millions                                1997                       1996
--------------------------------------------------------------------------------
   Geographic distribution
     East North Central                   $  119.6                   $  120.0
     East South Central                       36.2                       37.8
     Mid Atlantic                             35.5                       21.5
     Mountain                                 53.5                       58.1
     New England                              22.5                       19.2
     Pacific                                  99.5                      104.3
     South Atlantic                          175.2                      167.7
     West North Central                       34.3                       35.4
     West South Central                       53.5                       57.9
     Allowance for losses                     (8.2)                     (14.9)
--------------------------------------------------------------------------------
     Total                                $  621.6                   $  607.0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Property type
     Retail                               $  333.5                   $  312.3
     Office                                  131.9                      147.5
     Industrial                               96.7                       89.4
     Residential and other                    67.7                       72.7
     Allowance for losses                     (8.2)                     (14.9)
--------------------------------------------------------------------------------
     Total                                $  621.6                   $  607.0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.5  MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

     IMPAIRED LOANS. The carrying value of impaired mortgage loans on real estate and related interest income were as follows as of and for the year ended December 31:

        In millions                        1997          1996          1995
        ----------------------------------------------------------------------
        Impaired loans
            With allowance *              $  8.0         $ 21.4           5.3
            Without allowance                8.1              -          17.8
                                         -------------------------------------
              Total impaired loans        $ 16.1         $ 21.4          23.1
                                         -------------------------------------
                                         -------------------------------------
        Average investment                $ 18.8         $ 22.3          27.4
                                         -------------------------------------
                                         -------------------------------------
        Interest income earned            $  0.8         $  1.5           1.3
                                         -------------------------------------
                                         -------------------------------------

     * Represents gross amounts before allowance for mortgage loan losses of $3.0 million, $4.9 million, and $1.6 million at December 31, 1997, 1996, and 1995, respectively. There were no impaired loans as of January 31, 1995.

   ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:

                                                                       Eleven Months    One Month
                                            YEAR ENDED    Year Ended      Ended           Ended
                                           DECEMBER 31    December 31   December 31     January 31
                                           -------------------------------------------------------
In millions                                   1997           1996            1995          1995
--------------------------------------------------------------------------------------------------
Balance at beginning of period              $ 14.9         $ 12.7            8.5              -
Net change in allowance *                     (6.7)           2.2            4.2            8.5
                                           -------------------------------------------------------
Balance at end of period                    $  8.2         $ 14.9           12.7            8.5
                                           -------------------------------------------------------
                                           -------------------------------------------------------



     *    Charged to realized investment gains (losses).

                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.6  INVESTMENTS ON DEPOSIT

     At December 31, 1997 and 1996, bonds and other investments carried at $19.3 million and $22.6 million, respectively, were on deposit with regulatory authorities to comply with state insurance laws.


2.7  INVESTMENT RESTRICTIONS

     Franklin is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 1997 and 1996, Franklin's largest investment in any one entity other than U.S. government obligations and related party amounts was $62.8 million and $64.6 million, respectively.


3.   Fair Value of Financial Instruments

     Carrying amounts and fair values for certain of Franklin's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of Franklin's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.


                                                                 DECEMBER 31
                                        ---------------------------------------------------------
                                                     1997                        1996
                                        ---------------------------------------------------------
                                          CARRYING          FAIR        Carrying         Fair
In millions                               AMOUNT           VALUE         Amount         Value
-------------------------------------------------------------------------------------------------
Assets
     Fixed maturity securities          $  5,615.2     $  5,615.2     $  5,476.5     $  5,476.5
     Mortgage loans on real estate           621.6          659.4          607.0          637.7
     Equity securities                         4.4            4.4            5.0            5.0

Liabilities
     Insurance investment contracts     $  1,881.4     $  1,813.3     $  1,967.9     $  1,892.9
     Dividend accumulations             $    780.1     $    780.1     $    755.9     $    755.9



                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.   Fair Value of Financial Instruments (continued)

     The following methods and assumptions were used to estimate the fair value of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate on policy loans was 6% in 1997 and 1996.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

     DIVIDEND ACCUMULATIONS. Fair value disclosed for dividend accumulations equals the amount of dividends payable on demand at the reporting date.

                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.   Deferred Policy Acquisition Costs (DPAC)

     An analysis of the changes in the DPAC asset is as follows:





                                                                       Eleven Months    One Month
                                            YEAR ENDED    Year Ended      Ended           Ended
                                           DECEMBER 31    December 31   December 31     January 31
                                           -------------------------------------------------------
In millions                                   1997           1996            1995          1995
--------------------------------------------------------------------------------------------------
Beginning of period balance                $  82.0        $  47.5         $    -        $ 510.6

Capitalization                                51.9           56.2           67.7            8.5

Amortization                                 (11.5)         (10.7)          (8.3)          (5.8)

Effect of unrealized gains on
  securities                                 (10.0)          11.3          (11.7)             -
Effect of realized investment
  gains                                       (0.7)          (0.4)          (0.2)             -
Adjustment for the
  acquisition (a)                                -              -              -         (513.3)

Other                                            -          (21.9)             -              -
                                           -------------------------------------------------------
End of period balance                      $ 111.7        $  82.0        $  47.5         $    -
                                           -------------------------------------------------------
                                           -------------------------------------------------------




     (a) Represents the necessary elimination of the historical DPAC asset required by purchase accounting.

                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.   Cost of Insurance Purchased (CIP)

     An analysis of the changes in the CIP asset is as follows:



                                                                       Eleven Months    One Month
                                            YEAR ENDED    Year Ended      Ended           Ended
                                           DECEMBER 31    December 31   December 31     January 31
                                           -------------------------------------------------------
In millions                                   1997           1996            1995          1995
--------------------------------------------------------------------------------------------------

 Beginning of period balance               $ 407.8       $  353.0       $  656.6       $  174.7
 Interest accretion                           47.3           51.8           49.0            2.0
 Additions                                    15.1           13.6           41.3              -
 Amortization                               (107.7)        (116.5)        (118.0)          (2.8)
 Effect of unrealized gains
  on securities                              (54.8)         109.1         (270.0)             -
 Effect of realized investment
  gains                                       (3.8)          (3.2)          (5.9)             -
 Incremental adjustment for
  the acquisition (a)                            -              -              -          482.7
                                           -------------------------------------------------------

 End of period balance                     $ 303.9       $  407.8       $  353.0       $  656.6
                                           -------------------------------------------------------
                                           -------------------------------------------------------




     (a) Represents the incremental amount necessary to recognize the new CIP asset attributable to the January 31, 1995 acquisition.

          CIP amortization, net of interest accretion and additions, expected to be recorded in each of the next five years is $41.7 million, $38.4 million, $35.3 million, $32.4 million, and $29.8 million.

6.        Separate Accounts

          Franklin administers three Separate Accounts for variable annuity contracts. AMFLIC administers three Separate Accounts in connection with the issuance of its Variable Universal Life and Variable Annuity products.

                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.   Income Taxes

     Franklin files a life/life consolidated return which includes Franklin and AMFLIC. FFSC, a broker-dealer and wholly-owned subsidiary of Franklin, files a separate return.


     The method of allocation of tax expense is subject to a written agreement. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of each subsidiary under this agreement shall not exceed the amount such subsidiary would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing the consolidated return.

7.1  DEFERRED TAXES

     Components of deferred tax liabilities and assets at December 31, were as follows:


       In millions                                     1997           1996
       --------------------------------------------------------------------
       Deferred tax liabilities, applicable to:
          Basis differential of investments          $ 122.8        $  63.1
          DPAC and CIP                                  98.6          124.6
          Other                                         10.2           15.7
                                                     -----------------------
            Total deferred tax liabilities             231.6          203.4
                                                     -----------------------

       Deferred tax assets, applicable to:
          Policy reserves                             (124.5)        (128.3)
          Participating policyholders' interests       (74.0)         (73.6)
          Postretirement benefits                       (3.4)          (4.0)
          Basis differential of investments             (7.5)          (7.7)
          Other                                        (17.7)          (8.8)
                                                     -----------------------
            Total deferred tax assets                 (227.1)        (222.4)
                                                     -----------------------
       Net deferred tax liability (asset)            $   4.5       $  (19.0)
                                                     -----------------------
                                                     -----------------------



     Franklin expects adequate future taxable income to realize the deferred tax assets. Accordingly, no valuation allowance is considered necessary.

     A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations or is distributed as dividends. Such income, accumulated in policyholders' surplus accounts, totaled $200 million at December 31, 1997. At current corporate income tax rates, the maximum amount of tax on such income is approximately $70 million. Deferred income taxes on these accumulations are not required because no distributions are expected.

                         THE FRANKLIN LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.2  TAX EXPENSE

     A reconciliation between the federal income tax rate and the effective tax rate follows:




                                                                       Eleven Months    One Month
                                            YEAR ENDED    Year Ended      Ended           Ended
                                           DECEMBER 31    December 31   December 31     January 31
                                           -------------------------------------------------------
                                               1997           1996            1995          1995
                                           -------------------------------------------------------
Federal income tax rate                       35.0%          35.0%          35.0%          35.0%
State taxes, net                               0.9            0.3            0.9           36.3
Tax-exempt investment income                  (0.5)          (0.7)          (0.6)         (39.3)
Amortization of goodwill                         -              -              -           34.3
Other                                         (0.8)           0.2            0.6            0.4
                                           -------------------------------------------------------
Effective tax rate                            34.6%          34.8%          35.9%          66.7%
                                           -------------------------------------------------------
                                           -------------------------------------------------------



7.3  TAXES PAID

     Federal income taxes paid for the years ended December 31, 1997 and 1996, and the eleven months ended December 31, 1995, were $77 million, $74 million, and $53 million, respectively. State income taxes paid for the years ended December 31, 1997 and 1996, and the eleven months ended December 31, 1995, were $2 million, $2 million, and $1 million, respectively. There were no federal or state income taxes paid during January 1995.


8.   Benefit Plans

8.1  PENSION PLANS

     On January 1, 1996, Franklin's existing defined benefit pension plan (The Franklin Plan) was merged with the plan sponsored by AGC (the AGC Plan). The AGC Plan is a non-contributory defined benefit plan covering most Franklin employees. Under the AGC Plan, pension benefits are based on the participant's compensation and length of credited service. AGC's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes.


     Equity and fixed maturity securities were 63% and 28%, respectively, of the AGC Plan's assets at the Plan's most recent balance sheet date. Additionally, 5% of the Plan's assets were invested in general investment accounts of AGC's subsidiaries through deposit administration insurance contracts.

                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8.1  PENSION PLANS (continued)

     The net pension (income)/expense and the computation of the projected benefit obligation for years prior to January 1, 1996 were based on the provisions of the Franklin Plan. The Franklin Plan provided for the payment of retirement benefits; normally commencing at age 65, and also for the payment of certain disability benefits. After meeting certain qualifications, an employee acquired a vested right to future benefits. Pension benefits were based on the participant's average monthly compensation and length of credited service. Annual contributions made to the plan were sufficient to satisfy legal funding requirements.


     At December 31, 1995, fixed maturity securities constituted the majority of The Franklin Plan's assets.

     Prior to January 1, 1996, The Franklin Plan purchased annuity contracts from Franklin to provide benefits for its retirees. For the eleven months ended December 31, 1995, and the one month ended January 31, 1995, these contracts provided approximately $3.9 million and $0.3 million annually for retiree benefits, respectively.

     During the fourth quarter of 1995, Franklin sponsored a program of special incentives to those employees age 55 and over who elected early retirement. The program concluded December 31, 1995. A withdrawal of $26.5 million was made from the Franklin Plan in 1995 to provide full retirement benefits for these employees who elected to retire under the program.

     Net pension (income)/expense included the following components:


                                                                       Eleven Months    One Month
                                            YEAR ENDED    Year Ended      Ended           Ended
                                           DECEMBER 31    December 31   December 31     January 31
                                           -------------------------------------------------------
In millions                                   1997           1996            1995          1995
--------------------------------------------------------------------------------------------------
Service cost (benefits earned)              $  0.7         $  0.8         $  0.9         $  0.2
Interest cost                                  1.9            2.0            3.7            0.4
Actual return on plan assets                  (8.4)          (7.8)         (11.5)          (0.4)
Net amortization and deferral                  5.0            4.6            6.3              -
                                           -------------------------------------------------------

Pension (income) expense                   $  (0.8)       $  (0.4)       $  (0.6)        $  0.2
                                           -------------------------------------------------------
                                           -------------------------------------------------------



                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8.1  PENSION PLANS (continued)

     The funded status and the prepaid pension expense (included in other assets) at December 31 were as follows:

     In millions                                                1997      1996
     --------------------------------------------------------------------------
     Accumulated benefit obligation, primarily vested        $ 27.7    $   27.0
     Effect of increase in compensation levels                  0.5         0.2
                                                             ------------------
     Projected benefit obligation                              28.2        27.2
     Plan assets at fair value                                 43.8        35.5
                                                             ------------------
     Plan assets at fair value in excess of projected
       benefit obligation                                      15.6         8.3
     Other unrecognized items, net                             (3.5)        3.0
                                                             ------------------
     Prepaid pension expense                                 $ 12.1    $   11.3
                                                             ------------------
                                                             ------------------

     Weighted-average discount rate on benefit obligation      7.25%       7.50%
     Rate of increase in compensation levels                   4.00        4.00
     Expected long-term rate of return on plan assets         10.00       10.00


8.2  POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     On January 1, 1996, the assets in Franklin's voluntary employees' beneficiary association (Franklin VEBA) for the retiree health and welfare plan were transferred to the AGC VEBA Plan. No changes in assumptions or plan provisions were made as a result of the transfer.


     Under the AGC VEBA Plan, Franklin has life, medical, supplemental major medical and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. Franklin has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured for a two-year period. A portion of the retiree medical and dental plans is funded through the AGC VEBA Plan; the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the AGC VEBA Plan were invested in readily marketable securities.

                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


8.2  POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (continued)

     The funded status and the accrued postretirement benefit cost (included in other liabilities) at December 31 were as follows:

       In millions                                 1997             1996
       ----------------------------------------------------------------------
       Actuarial present value of
          benefit obligation
            Retirees                             $  7.2           $  7.3
            Active plan participants
              Fully eligible                        0.3              0.2
              Other                                 2.0              1.8
                                                 -----------------------------
       Accumulated postretirement
          benefit obligation (APBO)                 9.5              9.3
       Plan assets at fair value                    0.2                -
                                                 -----------------------------
       APBO in excess of plan assets
          at fair value                             9.3              9.3
       Unrecognized net gain                        0.5              2.2
                                                 -----------------------------
            Accrued benefit cost                 $  9.8          $  11.5
                                                 -----------------------------
                                                 -----------------------------
       Weighted-average discount
          rate on benefit obligation               7.25%            7.50%


     Postretirement benefit expense (income) was as follows:



                                                                       Eleven Months    One Month
                                            YEAR ENDED    Year Ended      Ended           Ended
                                           DECEMBER 31    December 31   December 31     January 31
                                           -------------------------------------------------------
In millions                                   1997           1996            1995          1995
--------------------------------------------------------------------------------------------------
Service cost (benefits earned)              $  0.1         $  0.1         $  0.1           $  -
Interest cost                                  0.7            0.7            0.9           (0.2)
                                           -------------------------------------------------------
  Postretirement benefit expense
     (income)                               $  0.8         $  0.8         $  1.0        $  (0.2)
                                           -------------------------------------------------------
                                           -------------------------------------------------------



     For measurement purposes, an 8.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 1998; the rate was assumed to decrease gradually to 5% by the year 2005 and remain at that level. A 1% increase in the assumed rate results in a $0.1 million increase in the accumulated postretirement benefit obligation and no increase in postretirement benefit expense.

                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9.   Statutory Accounting

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices.

     During 1995, Franklin received approval to loan $116.0 million to AGCL. Franklin also received approval to pay an extraordinary dividend of $250 million to its former parent as part of the 1995 acquisition, and also received approval to pay an extraordinary dividend of $60 million to AGCL.

     At December 31, 1997 and 1996, Franklin had statutory shareholder's equity of $521.0 million and $431.0 million, respectively. Statutory net income was $129.7 million, $123.2 million, and $100.2 million for the years ended December 31, 1997, 1996, and 1995, respectively.

     As determined on a statutory basis, the statutory shareholder's equity and net income of subsidiaries, were reported as follows:

                                                      STATUTORY
                                      -----------------------------------------
          In millions                   1997           1996           1995
          ---------------------------------------------------------------------
          Shareholder's Equity       $  17.7        $  18.1         $  9.9
                                     -----------------------------------------
                                     -----------------------------------------

          Net Income                 $  (0.6)       $  (1.9)        $ (4.7)
                                     -----------------------------------------
                                     -----------------------------------------



     Generally, Franklin is restricted by the insurance laws of its domiciliary state as to amounts that can be transferred in the form of dividends, loans, or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 1998, loans or advances in excess of $130.3 million and dividends in any twelve-month period aggregating in excess of $129.7 million will require the approval of the Illinois Insurance Department.

10.  Consolidated Statement of Cash Flows

     In addition to the cash activities shown in the consolidated statement of cash flows, the following transactions, occurred:



                                                                       Eleven Months    One Month
                                            YEAR ENDED    Year Ended      Ended           Ended
                                           DECEMBER 31    December 31   December 31     January 31
                                           -------------------------------------------------------
In millions                                   1997           1996          1995            1995
--------------------------------------------------------------------------------------------------
Interest added to annuity and other
   financial products                     $  169.4       $  173.3       $  168.3        $  14.0
                                           -------------------------------------------------------
                                           -------------------------------------------------------



                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

11.  Reinsurance

     Franklin limits its exposure to loss on any single insured to $2.1 million by ceding additional risks through reinsurance contracts with other insurers. Franklin diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, Franklin would reassume the liability. The likelihood of a material reinsurance liability being reassumed by Franklin is considered to be remote.


     A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $41.5 million, $67.3 million, $63.3 million and $1.4 million for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995, respectively. The amount of reinsurance recoverable (payable) on paid and unpaid losses was $(0.5) million and $1.8 million at December 31, 1997 and 1996, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Reinsurance premiums included in premiums and other considerations were as follows:




                                                                       Eleven Months    One Month
                                            YEAR ENDED    Year Ended      Ended           Ended
                                           DECEMBER 31    December 31   December 31     January 31
                                           -------------------------------------------------------
In millions                                   1997           1996          1995            1995
--------------------------------------------------------------------------------------------------
Direct premiums and other
  considerations                            $415.3         $491.5         $500.1          $36.8
Reinsurance assumed                            8.3           15.9           44.2           (0.8)
Reinsurance ceded                            (53.4)         (88.8)         (94.7)          (1.5)
--------------------------------------------------------------------------------------------------

Premiums and other
  considerations                          $  370.2       $  418.6       $  449.6        $  34.5
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------




12.  Related Party Transactions

     Franklin participates in a program of short-term borrowing with AGC to maintain its long-term commitments. Franklin borrowed $230.4 million and $62.0 million, and repaid $230.4 million and $62.1 million in 1997 and 1996, respectively. Interest was paid on the outstanding balances based on the rate as stipulated in the program.

     During 1995, Franklin purchased a 6.75% promissory note from AGCL for $116.0 million to mature in 2005 (see Note 9).

     During 1995, Franklin received $8.5 million of 8% non-voting preferred stock of American General Life Insurance Company as consideration for the sale of FULIC.

                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12.  Related Party Transactions (continued)

     Franklin has entered into indefinite contracts for the performance of all investment management services as well as cost allocation agreements with its ultimate parent. Total expenses under these agreements were $2.5 million and $2.3 million for the years ended December 31, 1997 and 1996, respectively, and $1.1 million for the eleven months ended December 31, 1995.

13.  Legal Proceedings

     In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. Franklin is a defendant in such purported class action lawsuits filed in 1997, asserting claims related to pricing and sales practices. These claims are being defended vigorously by Franklin. Given the uncertain nature of litigation and the early stages of this litigation, the outcome of these actions cannot be predicted at this time. Franklin management nevertheless believes the ultimate outcome of all such pending litigation should not have a material adverse effect on Franklin's financial position. It is possible that settlements or adverse determinations in one or more of these actions or other future proceedings could have a material adverse effect on results of operations for a given period. No provision for any adverse determinations in this pending litigation has been made in the consolidated financial statements because the amount of loss, if any, from these actions cannot be reasonably estimated at this time.

     Franklin is a party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions, such as Alabama, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, Franklin management believes the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on Franklin's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama continues to increase and creates the potential for an unpredictable judgment in any given suit.

                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

14.  Guaranty Fund Assessments

     Information about state guaranty fund assessments was as follows as of and for the:



                                                                       Eleven Months    One Month
                                            YEAR ENDED    Year Ended      Ended           Ended
                                           DECEMBER 31    December 31   December 31     January 31
                                           -------------------------------------------------------
In millions                                   1997           1996          1995            1995
--------------------------------------------------------------------------------------------------
Expense, included in
  operating costs and
  expenses                                    $1.2           $0.7           $0.2           $0.6
Liability for anticipated
  assessments                                  3.6            7.5            8.5              -
Receivable for expected
  recoveries against future
  premium taxes                                7.4           11.2           11.2              -
--------------------------------------------------------------------------------------------------




Changes in state laws could decrease the amount recoverable against future premium taxes.

                         STATEMENT OF ADDITIONAL INFORMATION


FRANKLIN LIFE MONEY MARKET VARIABLE ANNUITY FUND C

INDIVIDUAL VARIABLE ANNUITY CONTRACTS

ISSUED BY

THE FRANKLIN LIFE INSURANCE COMPANY
#1 FRANKLIN SQUARE
SPRINGFIELD, ILLINOIS 62713

                                        PART C


                                  OTHER INFORMATION



Item 28. Financial Statements and Exhibits

  (a) Financial Statements:

      Included in the Prospectus:

          Franklin Life Money Market Variable Annuity Fund C:

             Per-Unit Income and Changes in Accumulation Unit Value for the ten years ended December 31, 1997

      Included in the Statement of Additional Information:

          Franklin Life Money Market Variable Annuity Fund C:

             Reports of Independent Auditors and Accountants
             Financial Statements:
                 Statement of Assets and Liabilities, December 31, 1997 Statement of Operations for the year ended December 31, 1997 Statements of Changes in Contract Owners' Equity for the two
                  years ended December 31, 1997
                 Portfolio of Investments, December 31, 1997
                 Notes to Financial Statements
                 Supplementary Information - Per-Unit Income and Changes in
                  Accumulation Unit Value for the five years ended
                  December 31, 1997

          The Franklin Life Insurance Company and Subsidiaries:

             Report of Independent Auditors
             Financial Statements:
                 Consolidated Statement of Income for the years ended
                  December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995
                 Consolidated Balance Sheet, December 31, 1997 and 1996 Consolidated Statement of Shareholder's Equity for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995
                 Consolidated Statement of Cash Flows for the years ended
                  December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995
                 Notes to Consolidated Financial Statements


      Schedules to the Financial Statements have been omitted because they are not required under the related instructions or are not applicable, or the information has been shown elsewhere.

  (b) Exhibits:

      1      -   Resolution of The Franklin Life Insurance Company's Board of
                 Directors creating Franklin Life Money Market Variable Annuity
                 Fund C is incorporated herein by reference to Exhibit 1 of
                 Registrant's Registration Statement on Form N-1, filed October
                 15, 1981 (File No. 2-74459).
      2      -   Rules and Regulations adopted by Registrant, as amended, are incorporated herein by reference to Exhibit 2 of Registrant's
                 Registration Statement Amendment No. 2 on Form N-1, filed
                 December 18, 1981 (File No. 2-74459).

      3      -   Custodian Agreement dated April 17, 1995 between The Franklin
                 Life Insurance Company and State Street Bank and Trust Company
                 is incorporated herein by reference to Exhibit 3 to
                 Post-Effective Amendment No. 21 to Registrant's Registration
                 Statement on Form N-3, filed April 30, 1996 (File No.
                 2-74459).
      4      -   Investment Management Agreement dated January 31, 1995 between
                 Registrant and The Franklin Life Insurance Company is
                 incorporated herein by reference to Exhibit 4 of Registrant's
                 Post-Effective Amendment No. 19 on Form N-3, filed March 2,
                 1995 (File No. 2-74459).
      5  (a) -   Sales Agreement dated January 31, 1995 between Registrant and
                 Franklin Financial Services Corporation is incorporated herein by reference to Exhibit 5(a) of Registrant's Post-Effective
                 Amendment No. 19 on Form N-3, filed March 2, 1995 (File No.
                 2-74459).
         (b) -   Form of Agreement to be entered into among The Franklin Life
                 Insurance Company, Franklin Financial Services, and agents is incorporated herein by reference to Exhibit 6(b) of
                 Registrant's Registration Statement Amendment No. 2 on Form
                 N-1, filed December 18, 1981 (File No. 2-74459).
      6  (a) -   Amended specimen copy of Form 1175, periodic payment deferred variable annuity contract, is incorporated herein by reference to Exhibit 4(a) of Registrant's Registration Statement
                 Amendment No. 2 on Form N-1, filed December 18, 1981 (File No.
                 2-74459).
         (b) -   Amended specimen copy of Form 1176, single payment deferred variable annuity contract, is incorporated herein by reference to Exhibit 4(b) of Registrant's Registration Statement
                 Amendment No. 2 on Form N-1, filed December 18, 1981 (File No.
                 2-74459).
         (c) -   Specimen of copy of Form 1177, single payment immediate life variable annuity contract, is incorporated herein by reference to Exhibit 4(c) of Registrant's Registration Statement on Form
                 N-1, filed October 15, 1981 (File No. 2-74459).
         (d) -   Specimen copy of Form 1178, single payment immediate life
                 variable annuity contract with guaranteed period, is
                 incorporated herein by reference to Exhibit 4(d) of
                 Registrant's Registration Statement on Form N-1, filed October
                 15, 1981 (File No. 2-74459).
         (e) -   Specimen copy of Form 1179, single payment immediate joint and last survivor life variable annuity contract, is incorporated herein by reference to Exhibit 4(e) of Registrant's
                 Registration Statement on Form N-1, filed October 15, 1981
                 (File No. 2-74459).
         (f) -   Specimen copy of Form 4840, "Endorsement to Make Contract
                 Nontransferable," attached as endorsement to Forms 1175, 1176,
                 1177, 1178 and 1179, is incorporated herein by reference to
                 Exhibit 4(f) of Registrant's Registration Statement on Form
                 N-1, filed October 15, 1981 (File No. 2-74459).
         (g) -   Specimen copy of Form 6012, "Waiver of Stipulated Payment
                 Disability Benefit," for use as endorsement to Form 1175, is incorporated herein by reference to Exhibit 4(g) of
                 Registrant's Registration Statement on Form N-1, filed October
                 15, 1981 (File No. 2-74459).
         (h) -   Specimen copy of Form 6275-A, "Variable Annuity Endorsement,"
                 attached as endorsement to Forms 1175, 1176, 1177, 1178 and
                 1179 when such contracts are issued to variable annuitants in the State of Texas, is incorporated herein by reference to
                 Exhibit 4(h) of Registrant's Registration Statement on Form
                 N-1, filed October 15, 1981 (File No. 2-74459).
         (i) -   Specimen copy of Form 6296, "Amendments to this Contract,"
                 attached as endorsement to Forms 1175, 1176, 1177, 1178 and
                 1179 when such contracts are issued to variable annuitants in the State of New Jersey, is incorporated herein by reference to Exhibit 4(i) of Registrant's Registration Statement on Form
                 N-1, filed October 15, 1981 (File No. 2-74459).
         (j) -   Specimen copy of endorsement to Forms 1175, 1176, 1177, 1178 and 1179 when such contracts are issued to variable annuitants in the State of Texas is incorporated herein by reference to
                 Exhibit 6 (j) to Post-Effective Amendment No. 13 to
                 Registrant's Registration Statement on Form N-3, filed March
                 1, 1990 (File No. 2-74459).
      7      -   The applications for Forms 1175, 1176, 1177, 1178 and 1179 set forth in Exhibit 6 are included as parts of the respective contract forms.
      8  (a) -   Certificate of Incorporation of The Franklin Life Insurance
                 Company is incorporated herein by reference to Exhibit 8(a) to
                 Post-Effective Amendment No. 13 to Registrant's Registration
                 Statement on Form N-3, filed March 1, 1990 (File No. 2-74459).
         (b) -   By-Laws of The Franklin Life Insurance Company are
                 incorporated herein by reference to Exhibit 8(b) to
                 Post-Effective Amendment No. 22 to Registrant's Registration
                 Statement on Form N-3, filed April 30, 1997 (File No.
                 2-74459).
      9      -   Not applicable.
      10     -   Not applicable.
      11 (a) -   Administration Agreement dated December 3, 1981 between The
                 Franklin Life Insurance Company and Franklin Financial
                 Services Corporation is hereby incorporated by reference to
                 Exhibit 9(a) of Registrant's Registration Statement Amendment
                 No. 2 on Form N-1, filed December 18, 1981 (File No. 2-74459).

         (b) -   Agreement dated December 3, 1981 between The Franklin Life
                 Insurance Company and Franklin Financial Services Corporation
                 is incorporated herein by reference to Exhibit 9(b) of
                 Registrant's Registration Statement Amendment No. 2 on Form
                 N-1, filed December 18, 1981 (File No. 2-74459).
      12     -   Opinion and consent dated April 2, 1986 of Stephen P. Horvat,
                 Jr., Esq., Senior Vice President, General Counsel and
                 Secretary of The Franklin Life Insurance Company is
                 incorporated herein by reference to Exhibit 10(b) of
                 Registrant's Post-Effective Amendment No. 8 of Form N-1, filed
                 April 29, 1986 (File No. 2-74459).
      13 (a) -   List of Consents Pursuant to Rule 483(c).
         (b) -   Consent of Ernst & Young LLP, Independent Auditors.
         (c) -   Consent of Coopers & Lybrand L.L.P., Independent Accountants.
         (d) -   Consent of Sutherland, Asbill & Brennan LLP.
      14     -   Not applicable.
      15     -   Contribution Agreement dated as of October 30, 1981 between
                 Registrant and The Franklin Life Insurance Company is
                 incorporated herein by reference to Exhibit 13 of Registrant's
                 Registration Statement Amendment No. 2 on Form N-1, filed
                 December 18, 1981 (File No. 2-74459).
      16     -   Computation of performance data set forth under "Yield
                 Information" in the Prospectus (unaudited).
      17     -   Power of Attorney is incorporated herein by reference to
                 Exhibit 17 to Post-Effective Amendment No. 23 to Registrant's
                 Registration Statement on Form N-3, filed February 26, 1998
                 (File No. 2-74459).
      27     -   Financial Data Schedule meeting the requirements of Rule 483.


Item 29. Directors and Officers of Insurance Company

    Information concerning the name, principal business address and positions and offices with The Franklin of each officer and director of The Franklin is hereby incorporated herein by reference to Item 33. Information concerning the positions and offices with the Fund of Robert G. Spencer and Elizabeth E. Arthur, the only directors or officers of The Franklin who hold positions or offices with the Fund, is hereby incorporated herein by reference to the table under "Management" in the Statement of Additional Information.

Item 30. Persons Controlled by or under Common Control with the Insurance Company or Registrant.

    There is no person controlled by or under common control with Registrant.

    The Franklin is an indirect wholly-owned subsidiary of American General Corporation ("AGC"). A list of the subsidiaries of AGC is set forth below.

    The following chart sets forth the identities of, and the interrelationships among, AGC and all affiliated persons within the holding company system.

    The following is a list of American General Corporation's subsidiaries (1,2,3,4) as of December 31, 1997. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).

NAME                                                                  JURISDICTION OF
----                                                                  ---------------
                                                                      INCORPORATION       INSURER
                                                                      -------------       -------
AGC Life Insurance Company(5)                                         Missouri            Yes

  American General Life and Accident Insurance Company(6)             Tennessee           Yes

      American General Exchange, Inc.                                 Tennessee           No

      Independent Fire Insurance Company                              Florida             Yes

          American General Property Insurance Company of Florida      Florida             Yes

          Old Faithful General Agency, Inc.                           Texas               No

      Independent Life Insurance Company                              Georgia             Yes

NAME                                                                  JURISDICTION OF
----                                                                  ---------------
                                                                      INCORPORATION       INSURER
                                                                      -------------       -------
  American General Life Insurance Company(7)                          Texas               Yes

      American General Annuity Service Corporation                    Texas               No

      American General Life Insurance Company of New York             New York            Yes

          The Winchester Agency Ltd.                                  New York            No

      The Variable Annuity Life Insurance Company                     Texas               Yes

          The Variable Annuity Marketing Company                      Texas               No

          VALIC Investment Services Company                           Texas               No

          VALIC Retirement Services Company                           Texas               No

          VALIC Trust Company                                         Texas               No

  Astro Acquisition Corp.                                             Delaware            No

  The Franklin Life Insurance Company                                 Illinois            Yes

      The American Franklin Life Insurance Company                    Illinois            Yes

      Franklin Financial Services Corporation                         Delaware            No

  HBC Development Corporation                                         Virginia            No

Allen Property Company                                                Delaware            No

  Florida Westchase Corporation                                       Delaware            No

  Hunter's Creek Communications Corporation                           Florida             No

  Westchase Development Corporation                                   Delaware            No

American General Capital Services, Inc.                               Delaware            No

American General Corporation*                                         Delaware            No

American General Delaware Management Corporation(1)                   Delaware            No

American General Finance, Inc.                                        Indiana             No

  AGF Investment Corp.                                                Indiana             No

  American General Auto Finance, Inc.                                 Delaware            No

  American General Finance Corporation(8)                             Indiana             No

      American General Finance Group, Inc.                            Delaware            No

          American General Financial Services, Inc.(9)                Delaware            No

             The National Life and Accident Insurance Company         Texas               Yes

NAME                                                                  JURISDICTION OF
----                                                                  ---------------
                                                                      INCORPORATION       INSURER
                                                                      -------------       -------
      Merit Life Insurance Co.                                        Indiana             Yes

      Yosemite Insurance Company                                      California          Yes

  American General Finance, Inc.                                      Alabama             No

  American General Financial Center                                   Utah                No

  American General Financial Center, Inc.*                            Indiana             No

  American General Financial Center, Incorporated*                    Indiana             No

  American General Financial Center Thrift Company*                   California          No

  Thrift, Incorporated*                                               Indiana             No

American General Independent Producer Division Co.                    Delaware            No

American General Investment Advisory Services, Inc.*                  Texas               No

American General Investment Holding Corporation(10)                   Delaware            No

American General Investment Management Corporation(10)                Delaware            No

American General Realty Advisors, Inc.                                Delaware            No

American General Realty Investment Corporation                        Texas               No

  American General Mortgage Company                                   Delaware            No

  GDI Holding, Inc.*(11)                                              California          No

  Ontario Vineyard Corporation                                        Delaware            No

  Pebble Creek Country Club Corporation                               Florida             No

  Pebble Creek Service Corporation                                    Florida             No

  SR/HP/CM Corporation                                                Texas               No

American General Property Insurance Company                           Tennessee           Yes

Bayou Property Company                                                Delaware            No

  AGLL Corporation(12)                                                Delaware            No

  American General Land Holding Company                               Delaware            No

      AG Land Associates, LLC(12)                                     California          No

      Hunter's Creek Realty, Inc.*                                    Florida             No

      Summit Realty Company, Inc.                                     So. Carolina        No

Florida GL Corporation                                                Delaware            No

NAME                                                                  JURISDICTION OF
----                                                                  ---------------
                                                                      INCORPORATION       INSURER
                                                                      -------------       -------
GPC Property Company                                                  Delaware            No

  Cinco Ranch East Development, Inc.                                  Delaware            No

  Cinco Ranch West Development, Inc.                                  Delaware            No

  Hickory Downs Development, Inc.                                     Delaware            No

  Lake Houston Development, Inc.                                      Delaware            No

  South Padre Development, Inc.                                       Delaware            No

Green Hills Corporation                                               Delaware            No

Knickerbocker Corporation                                             Texas               No

  American Athletic Club, Inc.                                        Texas               No

Pavilions Corporation                                                 Delaware            No

USLIFE Corporation                                                    New York            No

  All American Life Insurance Company                                 Illinois            Yes

      1149 Investment Corp.                                           Delaware            No

  American General Life Insurance Company of Pennsylvania             Pennsylvania        Yes

  New D Corporation*                                                  Iowa                No

  The Old Line Life Insurance Company of America                      Wisconsin           Yes

  The United States Life Insurance Company in the City of New York    New York            Yes

  USLIFE Advisers, Inc.                                               New York            No

  USLIFE Agency Services, Inc.                                        Illinois            No

  USLIFE Credit Life Insurance Company                                Illinois            Yes

      USLIFE Credit Life Insurance Company of Arizona                 Arizona             Yes

      USLIFE Indemnity Company                                        Nebraska            Yes

  USLIFE Financial Corporation of Delaware*                           Delaware            No

      Midwest Holding Corporation                                     Delaware            No

          I.C. Cal*                                                   Nebraska            No

          Midwest Property Management Co.                             Nebraska            No

  USLIFE Financial Institution Marketing Group, Inc.                  California          No

  USLIFE Insurance Services Corporation                               Texas               No

NAME                                                                  JURISDICTION OF
----                                                                  ---------------
                                                                      INCORPORATION       INSURER
                                                                      -------------       -------
  USLIFE Realty Corporation                                           Texas               No

      405 Leasehold Operating Corporation                             New York            No

      405 Properties Corporation*                                     New York            No

      USLIFE Real Estate Services Corporation                         Texas               No

      USLIFE Realty Corporation of Florida                            Florida             No

  USLIFE Systems Corporation                                          Delaware            No


American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                        NOTES

(1) The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

      American General Capital, L.L.C.
      American General Delaware, L.L.C.

(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
      Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity but solely as Trustee).

(4) On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the parenthetically indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company:
      VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%).

      Through its aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

(5) On December 23, 1994, AGCL purchased approximately 40% of the shares of common stock of Western National Corporation ("WNC"), Western National Life Insurance Company's ("WNL") indirect intermediate parent.
      Therefore, WNL became approximately 40% indirectly controlled by AGC. On September 30, 1996, AGC purchased 7,254,464 shares of WNC's Series A Participating Convertible Preferred Stock (the "Convertible Preferred Stock"). On November 30, 1996, AGC contributed the Convertible Preferred Stock to AGCL. On May 14, 1997, WNC's shareholders approved the conversion of 7,254,464 shares of WNC's Series A Participating Convertible Preferred Stock held by AGCL into an equal number of WNC common stock. Thus, at present, the percentage of WNC common stock owned directly by AGCL (and indirectly by AGC) is 46.2%. WNC, a Delaware corporation, owns the following companies:

      WNL Holding Corporation
          Western National Life Insurance Company (TX)
          Independent Advantage Financial & Insurance Services, Inc. WNL Investment Advisory Services, Inc.
          Conseco Annuity Guarantee Corp.
          WNL Brokerage Services, Inc.
          WNL Insurance Services, Inc.

      However, AGCL (1) holds the direct interest in WNC (and the indirect interests in WNC's subsidiaries) for investment purposes; (2) does not direct the operations of WNC or WNL; (3) has no representatives on the Board of Directors of WNC; and (4) is restricted, pursuant to a Shareholder's Agreement between WNC and AGCL, in its right to vote its shares against the slate of directors proposed by WNC's Board of Directors. Accordingly, although WNC and its subsidiaries technically are members of the American General insurance holding company system under insurance holding company laws, AGCL does not direct the operations of WNC or its subsidiaries.

(6) AGLA owns approximately 11% of Whirlpool Financial Corp. ("Whirlpool") on a fully diluted basis. The total investment of AGLA in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool, but approximately 11% of the Whirlpool stock which has voting rights. The interests in Whirlpool (which is a corporations that is not associated with AGC) are held for investment purposes only.

(7) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

          American General Insurance Agency, Inc. (Missouri)
          American General Insurance Agency of Hawaii, Inc. (Hawaii) American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

      In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:
          American General Insurance Agency of Ohio, Inc. (Ohio)
          American General Insurance Agency of Texas, Inc. (Texas)
          American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

      AGSI and the foregoing agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(8) American General Finance Corporation is the parent of an additional 48 wholly owned subsidiaries incorporated in 30 states and Puerto Rico for the purpose of conducting its consumer finance operations, including those noted in footnote 7 below.

(9) American General Financial Services, Inc. is the parent of an additional 7 wholly owned subsidiaries incorporated in 4 states and Puerto Rico for the purpose of conducting its consumer finance operations.

(10) American General Investment Management, L.P. is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

(11)  AGRI owns only a 75% interest in GDI Holding, Inc.

(12) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.

Item 31. Number of Holders of Securities.

  As of February 20, 1998, the number of record holders of the sole class of securities of Registrant was as indicated below:

                   (1)                                           (2)
             Title of Class                           Number of Record Holders
--------------------------------------------------------------------------------
 Accumulation Units Under                                        289
        Variable Annuity Contracts

Item 32. Indemnification.

  The information called for by this item has not changed from that provided in Registrant's initial Registration Statement on Form N-1 (1933 Act File No. 2-74459 and 1940 Act File No. 811-3289) filed with the Commission on October 19, 1981, as amended by Amendment No. 1 filed with the Commission on November 6, 1981 and Amendment No. 2 filed with the Commission on December 22, 1981.

Item 33. Business and Other Connections of Investment Adviser.

  The Franklin Life Insurance Company ("The Franklin") is an Illinois legal reserve stock life insurance company engaged in the writing of ordinary life policies, annuities and income protection policies. The Franklin also acts as investment adviser to Franklin Life Variable Annuity Fund A and Franklin Life Variable Annuity Fund B. The business, profession, vocation or employment of a substantial nature in which the directors and officers of The Franklin are or have been, at any time during the past two fiscal years, engaged for their own account or in the capacity of director, officer, employee, partner or trustee are described below:

                 (1)                                   (2)
                Name                         Business or Employment
     ------------------------------  --------------------------------------
     Vickie J. Alton                 Director - Marketing Training, The Franklin

     Elizabeth E. Arthur             Director, Associate General Counsel and
                                        Assistant Secretary, The Franklin

     B. Shelby Baetz                 Secretary, The Franklin, since November,
                                        1997; General Counsel, American
                                        General Independent Producer Division,
                                        Houston, Texas, since January, 1998;
                                        Associate General Counsel, American
                                        General Corporation, Houston, Texas,
                                        prior to January, 1998.

     Earl W. Baucom                  Treasurer, The Franklin, since June 30,
                                        1997; Senior Vice President and Chief
                                        Financial Officer, The Franklin, since
                                        June 10, 1996; Director, The Franklin,
                                        since August 21, 1996.

     Robert M. Beuerlein             Senior Vice President-Actuarial and
                                        Director, The Franklin

     Mark R. Butler                  Director - Special Projects, Marketing, The
                                        Franklin

     Philip D. Calderwood            Director - Actuary, The Franklin

     Eldon R. Canary                 Vice President - Actuarial, The Franklin

     Brady W. Creel                  Senior Vice President, Chief Marketing
                                        Officer and Director, The Franklin,
                                        since September 3, 1996; Regional
                                        Manager, The Franklin, prior to
                                        September, 1996.

                 (1)                                   (2)
                Name                         Business or Employment
     ------------------------------  --------------------------------------
     James S. D'Agostino, Jr.        Vice Chairman and Director, The Franklin,
                                        since May 27, 1997; President, American
                                        General Corporation, Houston, Texas,
                                        since April 24, 1997; Chief Executive
                                        Officer, American General Life and
                                        Accident Insurance Company, Nashville,
                                        Tennessee, from July 1, 1995 to March 5,
                                        1997.

     Steve A. Dmytrack               Vice President, The Franklin, since
                                        August 24, 1995

     Paul C. Ely                     Director - Group Insurance, The Franklin

     Barbara Fossum                  Senior Vice President, The Franklin
                                        since March 20, 1998; Vice President,
                                        The Franklin, from June, 1995 to
                                        March 20, 1998.

     Ross D. Friend                  Senior Vice President and General
                                        Counsel, The Franklin,, since
                                        September 3, 1996; Assistant Secretary,
                                        The Franklin, since November 13, 1997;
                                        Secretary, The Franklin, from
                                        September 3, 1996 to November 13, 1997;
                                        Attorney-in-Charge, Prudential Life
                                        Insurance Company, Jacksonville,
                                        Florida, from July, 1995 to
                                        September, 1996.

     Jerry P. Jourdan                Director of Information Services, The
                                        Franklin, since January 31, 1996;
                                        Assistant Vice President, The Franklin,
                                        prior thereto

     Darrell J. Malano               Vice President, The Franklin

     Margaret L. Manola              Director - Marketing, The Franklin

     Rodney O. Martin, Jr.           Director and Senior Chairman, The Franklin;
                                        President and Chief Executive
                                        Officer, American General Life Insurance
                                        Company, Houston, Texas, since
                                        August, 1996; President, American
                                        General Life Insurance Company
                                        of New York, Syracuse, New York,
                                        from November, 1995 to August, 1996.

     Thomas K. McCracken             Director - Marketing, The Franklin

     Mark R. McGuire                 Vice President, The Franklin, since
                                        January 6, 1997; Consultant/Manager,
                                        American General Life Insurance Company,
                                        Houston, Texas, prior to January, 1997.

     Sylvia A. Miller                Vice President, The Franklin

     Cheryl E. Morton                Vice President - Actuarial, The Franklin

     Jon P. Newton                   Director and Vice Chairman, The Franklin,
                                        since January 31, 1996; Vice Chairman
                                        and General Counsel, American General
                                        Corporation, 2929 Allen Parkway,
                                        Houston, Texas 77019 since
                                        October 26, 1995.

     James M. Quigley                Vice President, The Franklin, since
                                        August 24, 1995.

                 (1)                                   (2)
                Name                         Business or Employment
     ------------------------------  --------------------------------------
     Gary D. Reddick...............  Director, The Franklin since February 22,
                                        1995; Vice Chairman, The Franklin, since
                                        July 1, 1997; Executive Vice President,
                                        The Franklin, from February 22, 1995 to
                                        July 1, 1997.

     Dale W. Sachtleben............  Vice President, The Franklin

     Richard W. Scott..............  Vice President and Chief Investment
                                        Officer, The Franklin, since
                                        April, 1998;  Executive Vice
                                        President and Chief Investment Officer,
                                        American General Corporation, Houston,
                                        Texas, since February, 1998; Vice
                                        Chairman and Chief Investment Officer,
                                        Western National Corporation, Houston,
                                        Texas, from February, 1997 to February,
                                        1998; Vice Chairman, Chief Investment
                                        Officer and General Counsel, Western
                                        National Corporation, from July, 1996
                                        to February, 1997; Executive Vice
                                        President, General Counsel and Chief
                                        Investment Officer, Western National
                                        Corporation, from May, 1995 to July,
                                        1996.

     William A. Simpson............  Chairman, Chief Executive Officer and
                                        President, The Franklin, since
                                        September 5, 1997; President and Chief
                                        Executive Officer, The Old Line Life
                                        Insurance Company of America, Milwaukee,
                                        Wisconsin, from May 1, 1990 to
                                        September 8, 1997; President-Life
                                        Insurance Division, USLIFE
                                        Corporation, New York, New York, from
                                        February, 1996 to May, 1996; President
                                        and Chief Executive Officer, USLIFE
                                        Corporation from January, 1995 to
                                        February, 1996.

     Robert G. Spencer.............  Vice President, The Franklin; prior to
                                        1996, also Treasurer, The Franklin

     T. Clayton Spires.............  Director, Corporate Tax, The Franklin,
                                        since February 3, 1997; Assistant Vice
                                        President and Tax Manager, First Colony
                                        Life, Lynchburg, Virginia, prior to
                                        February, 1997.

     J. Alan Vala..................  Director - Agency Secretary, The Franklin

     David G. Vanselow.............  Director - Communications, The Franklin


     Cynthia P. Wieties............  Director of Communications, The Franklin,
                                        since March 19, 1997; Assistant Vice
                                        President, The Franklin, prior to March,
                                        1997.

Item 34. Principal Underwriters.

  (a) Franklin Life Variable Annuity Fund A, Franklin Life Variable Annuity Fund B, Separate Account VUL and Separate Account VUL-2 of The American Franklin Life Insurance Company, which offer interests in flexible premium variable life insurance policies, and Separate Account VA-1 of The American Franklin Life Insurance Company, which offers interest in variable annuity contracts (The American Franklin Life Insurance Company is a wholly-owned subsidiary of The Franklin), are the only investment companies (other than Registrant) for which Franklin Financial Services Corporation, the principal underwriter of Registrant, also acts as principal underwriter, depositor, sponsor or investment adviser.

  (b) Information required with respect to each director or officer of the principal underwriter of Registrant is set forth below. Unless otherwise indicated below, the principal business address of each individual is c/o The Franklin Life Insurance Company, #1 Franklin Square, Springfield, Illinois 62713.

               (1)                              (2)                               (3)
              Name                   Positions and Offices with        Positions and Offices with
                                             Underwriter                       Registrant
---------------------------------------------------------------------------------------------------------
 Elizabeth E. Arthur                      Assistant Secretary        Secretary to the Board of Managers

 Bruce R. Baker                      Assistant Vice President and                   None
 665 North Newbridge Road                 Marketing Officer
 Levitttown, NY 11756

 Earl W. Baucom                         Treasurer and Director                      None

 Robert M. Beuerlein                     Senior Vice President                      None

 Tony Carter                               Vice President                           None
 2900 Greenbrier Drive
 Springfield, IL 62704

 Peter Dawson                        Assistant Vice President and                   None
 665 North Newbridge Road                 Marketing Officer
 Levittown, NY 11756

 Ross D. Friend                        Director, Vice President                     None
                                             and Secretary

 James L. Gleaves                        Assistant Treasurer                        None
 2929 Allen Parkway
 Houston, TX 77019


 Karen Kunz                          Chief Financial Officer and                    None
                                       Director of Compliance
                                         and Administration

 Deanna Osmonson                           Vice President                           None
                                        and Assistant Secretary

 Gary D. Osmonson                       President and Director                      None

 Gary D. Reddick                           Vice Chairman and                        None
                                               Director

 William A. Simpson                     Chairman of the Board                       None

 Dan E. Trudan                      Vice President and Assistant                    None
                                               Secretary


  (c) Information regarding commissions and other compensation received by each principal underwriter, directly or indirectly, from Registrant during 1997, Registrant's last fiscal year, is set forth below:

         (1)                       (2)                 (3)              (4)                (5)
       Name of              Net Underwriting      Compensation
      Principal              Discounts and        on Redemption      Brokerage            Other
     Underwriters             Commissions       or Annuitization    Commissions       Compensation
-------------------------------------------------------------------------------------------------------
  Franklin Financial
  Services Corporation             -0-                 -0-              -0-                -0-


Item 35. Location of Accounts and Records.

  The information called for by this item has not changed from that provided in Registrant's initial Registration Statement on Form N-1 (1933 Act File
No. 2-74459 and 1940 Act File No. 811-3289) filed with the Commission on October 19, 1981, as amended by Amendment No. 1 filed with the Commission on November 6, 1981 and Amendment No. 2 filed with the Commission on
December 22, 1981.

Item 36. Management Services.

  Registrant has no management-related service contract not discussed in Part A or Part B hereof.

Item 37. Undertakings and Representations.

  (b) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

  (c) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that the applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

  (d) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-3 promptly upon written or oral request.

  (e) The Registrant is relying upon the "no-action" letter of the Securities and Exchange Commission dated November 28, 1988 in response to the American Council of Life Insurance with respect to restrictions on withdrawal of amounts from Contracts issued in connection with annuity purchase plans meeting the requirements of Internal Revenue Code Section 403(b), which amounts are attributable to contributions made on or after January 1, 1989 pursuant to a salary reduction agreement or to income earned on or after January 1, 1989 with respect to contributions made pursuant to a salary reduction agreement. The Registrant represents that it has complied with the requirement of numbered paragraphs (1) through (4) of such "no-action" letter.

  (f) The Franklin Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Franklin Life Insurance Company.

                                      SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act"), Franklin Life Money Market Variable Annuity Fund C certifies that it meets the requirements of 1933 Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement under the 1933 Act and this Amendment to the Registration Statement under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, and State of Illinois, on the 28th day of April, 1998.


                                          FRANKLIN LIFE MONEY MARKET
                                          VARIABLE ANNUITY FUND C


                                          By: /s/ Elizabeth E. Arthur
                                             --------------------------------
                                          (Elizabeth E. Arthur, Secretary, Board
                                          of Managers)

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                 Title                       Date

/s/ Clifford L. Greenwalt*              Member, Board          April 28, 1998
-----------------------------------     of Managers
(Clifford L. Greenwalt)


/s/ Robert C. Spencer*                  Member, Board          April 28, 1998
-----------------------------------     of Managers
(Robert C. Spencer)


/s/ Robert G. Spencer*                 Chairman, Board         April 28, 1998
-----------------------------------     of Managers
(Robert G. Spencer)


/s/ James W. Voth*                      Member, Board          April 28, 1998
-----------------------------------     of Managers
(James W. Voth)


/s/ Elizabeth E. Arthur               Secretary, Board         April 28, 1998
-----------------------------------     of Managers
(Elizabeth E. Arthur)


/s/ Elizabeth E. Arthur
-----------------------------------
* By Elizabeth E. Arthur, Attorney-in-Fact

                                      SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act"), The Franklin Life Insurance Company certifies that it meets the requirements of 1933 Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement under the 1933 Act and this Amendment to the Registration Statement under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, and State of Illinois, on the 28th day of April, 1998.

                                          THE FRANKLIN LIFE INSURANCE COMPANY

                                          By  /s/ William A. Simpson
                                            ---------------------------------
                                          (William A. Simpson, Chairman, Chief
                                          Executive Officer and President)

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                                             Title                          Date

/s/ Earl W. Baucom*                         Senior Vice President, Chief        April 28, 1998
-----------------------------------       Financial Officer  and Treasurer
(Earl W. Baucom)                         (principal financial officer and
                                            principal accounting officer)
                                                   and Director


/s/ Robert M. Beuerlein*                      Senior Vice President-            April 28, 1998
-----------------------------------            Actuarial and Director
(Robert M. Beuerlein)


/s/ Brady W. Creel*                            Senior Vice President,           April 28, 1998
-----------------------------------     Chief Marketing Officer and Director
(Brady W. Creel)


-----------------------------------                  Director                   __________, 1998
(James S. D'Agostino, Jr.)


                                                     Director                   __________, 1998
-----------------------------------
(Rodney O. Martin, Jr.)


                                                     Director                   __________, 1998
-----------------------------------
(Jon P. Newton)


/s/ Gary D. Reddick*                        Vice Chairman and Director          April 28, 1998
-----------------------------------
(Gary D. Reddick)


/s/ William A. Simpson                        Chief Executive Officer,          April 28, 1998
-----------------------------------            President and Director
(William A. Simpson)                        (principal executive officer)


/s/ Elizabeth E. Arthur
-----------------------------------
* By Elizabeth E. Arthur, Attorney-in-Fact

                                    EXHIBIT INDEX

EXHIBIT                                                                    Page
     1      -  Resolution of The Franklin Life Insurance Company's
               Board of Directors creating Franklin Life Money Market
               Variable Annuity Fund C is incorporated herein by
               reference to Exhibit 1 of Registrant's Registration
               Statement on Form N-1, filed October 15, 1981
               (File No. 2-74459).

     2      -  Rules and Regulations adopted by Registrant, as amended, are incorporated herein by reference to Exhibit 2 of
               Registrant's Registration Statement Amendment No. 2 on
               Form N-1, filed December 18, 1981 (File No. 2-74459).

     3      -  Custodian Agreement dated April 17, 1995 between The
               Franklin Life Insurance Company and State Street Bank
               and Trust Company is incorporated herein by reference
               to Exhibit 3 to Post-Effective Amendment No. 21 to
               Registrant's Registration Statement on Form N-3, filed
               April 30, 1996 (File No. 2-74459).

     4      -  Investment Management Agreement dated January 31, 1995
               between Registrant and The Franklin Life Insurance
               Company is incorporated herein by reference to
               Exhibit 4 of Registrant's Post-Effective Amendment No. 19
               on Form N-3, filed March 2, 1995 (File No. 2-74459).

     5 (a)  -  Sales Agreement dated January 31, 1995 between
               Registrant and Franklin Financial Services Corporation is incorporated herein by reference to Exhibit 5(a) of Registrant's Post-Effective Amendment No. 19 on
               Form N-3, filed March 2, 1995 (File No. 2-74459).

       (b)  -  Form of Agreement to be entered into among The Franklin
               Life Insurance Company, Franklin Financial Services, and agents is incorporated herein by reference to Exhibit 6(b) of Registrant's Registration Statement Amendment No. 2 on
               Form N-1, filed December 18, 1981 (File No. 2-74459).

     6 (a) - Amended specimen copy of Form 1175, periodic payment deferred variable annuity contract, is incorporated herein by reference to Exhibit 4(a) of Registrant's
               Registration Statement Amendment No. 2 on Form N-1, filed December 18, 1981 (File No. 2-74459).

       (b) - Amended specimen copy of Form 1176, single payment deferred variable annuity contract, is incorporated herein by reference to Exhibit 4(b) of Registrant's
               Registration Statement Amendment No. 2 on Form N-1, filed December 18, 1981 (File No. 2-74459).

       (c) - Specimen of copy of Form 1177, single payment immediate life variable annuity contract, is incorporated herein by reference to Exhibit 4(c) of Registrant's Registration
               Statement on Form N-1, filed October 15, 1981
               (File No. 2-74459).

       (d) - Specimen copy of Form 1178, single payment immediate life variable annuity contract with guaranteed period, is incorporated herein by reference to Exhibit 4(d) of Registrant's Registration Statement on Form N-1, filed
               October 15, 1981 (File No. 2-74459).

       (e) - Specimen copy of Form 1179, single payment immediate joint and last survivor life variable annuity contract, is incorporated herein by reference to Exhibit 4(e) of Registrant's Registration Statement on Form N-1, filed
               October 15, 1981 (File No. 2-74459)

       (f)  -  Specimen copy of Form 4840, "Endorsement to Make Contract
               Nontransferable," attached as endorsement to Forms 1175, 1176, 1177, 1178 and 1179, is incorporated herein by reference to Exhibit 4(f) of Registrant's Registration
               Statement on Form N-1, filed October 15, 1981
               (File No. 2-74459).

       (g)  -  Specimen copy of Form 6012, "Waiver of Stipulated Payment
               Disability Benefit," for use as endorsement to Form 1175, is incorporated herein by reference to Exhibit 4(g) of Registrant's Registration Statement on Form N-1, filed
               October 15, 1981 (File No. 2-74459).

      6(h)  -  Specimen copy of Form 6275-A, "Variable Annuity
               Endorsement," attached as endorsement to Forms 1175, 1176, 1177, 1178 and 1179 when such contracts are issued to variable annuitants in the State of Texas, is incorporated herein by reference to Exhibit 4(h) of Registrant's Registration Statement on Form N-1, filed
               October 15, 1981 (File No. 2-74459).

       (i)  -  Specimen copy of Form 6296, "Amendments to this
               Contract," attached as endorsement to Forms 1175, 1176, 1177, 1178 and 1179 when such contracts are issued to variable annuitants in the State of New Jersey, is incorporated herein by reference to Exhibit 4(i) of Registrant's Registration Statement on Form N-1, filed October 15, 1981 (File No. 2-74459).

       (j)  -  Specimen copy of endorsement to Forms 1175, 1176,
               1177, 1178 and 1179 when such contracts are issued to variable annuitants in the State of Texas is incorporated herein by reference to Exhibit 6(j) to Post-Effective Amendment No. 13 to Registrant's
               Registration Statement on Form N-3, filed March 1, 1990
               (File No. 2-74459).

      7     -  The applications for Forms 1175, 1176, 1177, 1178 and
               1179 set forth in Exhibit 6 are included as parts of
               the respective contract forms.

      8(a)  -  Certificate of Incorporation of The Franklin Life
               Insurance Company is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 13 to
               Registrant's Registration Statement on Form N-3, filed
               March 1, 1990 (File No. 2-74459).

       (b) - By-Laws of The Franklin Life Insurance Company are incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 22 to Registrant's
               Registration Statement on Form N-3, filed April 30, 1997
               (File No. 2-74459).

      9     -  Not applicable.

     10     -  Not applicable.

     11(a) - Administration Agreement dated December 3, 1981 between The Franklin Life Insurance Company and
               Franklin Financial Services Corporation is hereby incorporated by reference to Exhibit 9(a) of Registrant's Registration Statement Amendment No. 2
               on Form N-1, filed December 18, 1981
               (File No. 2-74459).

       (b)  -  Agreement dated December 3, 1981 between The Franklin
               Life Insurance Company and Franklin Financial
               Services Corporation is incorporated herein by reference to Exhibit 9(b) of Registrant's Registration
               Statement Amendment No. 2 on Form N-1, filed
               December 18, 1981 (File No. 2-74459).

     12     -  Opinion and consent dated April 2, 1986 of
               Stephen P. Horvat, Jr., Esq., Senior Vice President,
               General Counsel and Secretary of The Franklin Life
               Insurance Company is incorporated herein by reference
               to Exhibit 10(b) of Registrant's Post-Effective
               Amendment No. 8 of Form N-1, filed April 29, 1986
               (File No. 2-74459).

     13(a)  -  List of Consents Pursuant to Rule 483(c).

       (b)  -  Consent of Ernst & Young LLP, Independent Auditors.

       (c)  -  Consent of Coopers & Lybrand L.L.P., Independent
               Accountants.

       (d)  -  Consent of Sutherland, Asbill & Brennan LLP.

     14     -  Not applicable.

     15     -  Contribution Agreement dated as of October 30, 1981
               between Registrant and The Franklin Life Insurance
               Company is incorporated herein by reference to Exhibit
               13 of Registrant's Registration Statement Amendment No. 2
               on Form N-1, filed December 18, 1981 (File No. 2-74459).

     16     -  Computation of performance data set forth under
               "Yield Information" in the Prospectus (unaudited).

     17     -  Power of Attorney is incorporated herein by reference
               to Exhibit 17 to Post-Effective Amendment No. 23 to
               Registrant's Registration Statement on Form N-3, filed
               February 26, 1998 (File No. 2-74459).

     27     -  Financial Data Schedule meeting the requirements of
               Rule 483.